UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: September 30,

Date of reporting period: March 31, 2023

Item 1 - Report to Shareholders

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	24
Liquidity Risk Management Program	36
U.S. Customer Privacy Notice	37
Trustees and Officers Information	40

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Expense Example

Core Plus Fixed Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,053.70	$1,022.94	$2.05	$2.02	0.40%
Core Plus Fixed Income Portfolio Class A	1,000.00	1,051.80	1,021.29	3.73	3.68	0.73
Core Plus Fixed Income Portfolio Class L	1,000.00	1,050.40	1,019.95	5.11	5.04	1.00
Core Plus Fixed Income Portfolio Class C	1,000.00	1,047.20	1,017.65	7.45	7.34	1.46
Core Plus Fixed Income Portfolio Class R6	1,000.00	1,052.90	1,023.19	1.79	1.77	0.35

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Agency Fixed Rate Mortgages (22.3%)
Federal Home Loan Mortgage Corporation, 2.00%, 10/1/51	$407	$320
Conventional Pools:
2.50%, 11/1/49 - 4/1/52	2,448	2,121
3.00%, 11/1/49 - 12/1/49	406	362
3.50%, 8/1/49	154	142
4.00%, 4/1/49 - 11/1/49	552	532
4.50%, 2/1/49	314	312
Gold Pools:
3.00%, 3/1/47 - 6/1/49	1,163	1,063
3.50%, 1/1/44 - 4/1/49	784	745
4.00%, 6/1/44 - 1/1/48	299	293
5.41%, 7/1/37 - 8/1/37	10	10
5.44%, 1/1/37 - 2/1/38	40	41
5.46%, 5/1/37 - 1/1/38	39	40
5.50%, 8/1/37 - 11/1/37	39	42
5.52%, 10/1/37	5	5
5.62%, 12/1/36 - 8/1/37	44	47
6.00%, 10/1/36 - 8/1/38	40	43
6.50%, 12/1/25 - 8/1/33	48	51
7.00%, 6/1/28 - 11/1/31	17	18
Federal National Mortgage Association,
April TBA:
3.50%, 4/1/53 (a)	24,675	22,928
4.00%, 4/1/53 (a)	7,350	7,031
4.50%, 4/1/53 (a)	24,850	24,349
5.00%, 4/1/53 (a)	6,225	6,209
5.50%, 4/1/53 (a)	32,700	33,042
Conventional Pools:
2.00%, 11/1/51	2,153	1,713
2.50%, 1/1/52 - 2/1/52	4,643	3,839
2.50%, 2/1/50 - 2/1/52	5,648	4,885
3.00%, 6/1/40 - 1/1/50	3,038	2,748
3.50%, 8/1/45 - 1/1/50	2,980	2,789
4.00%, 11/1/41 - 9/1/49	2,529	2,459
4.50%, 3/1/41 - 8/1/49	987	981
5.00%, 3/1/41	78	80
5.50%, 6/1/35 - 1/1/37	29	30
5.62%, 12/1/36	17	18
6.50%, 4/1/24 - 1/1/34	394	412
7.00%, 5/1/28 - 12/1/33	58	62
9.50%, 4/1/30	11	11
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 - 7/20/49	787	751
4.00%, 8/20/41 - 11/20/49	2,085	2,031
4.50%, 4/20/49 - 7/20/49	221	217
5.00%, 12/20/48	23	23
6.50%, 5/15/40	205	217
		123,012
	Face Amount (000)		Value (000)
Asset-Backed Securities (12.3%)
AASET 2018-2 US Ltd.,
4.45%, 11/18/38 (b)		$2,211	$1,946
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 5.89%, 1/15/32 (b)(c)		3,600	3,556
Allegro CLO XI Ltd.,
3 Month USD LIBOR + 1.39%, 6.19%, 1/19/33 (b)(c)		2,150	2,125
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		1,001	999
Aqua Finance Trust,
3.47%, 7/16/40 (b)		854	796
BCMSC Trust,
7.51%, 1/15/29 (c)		1,294	1,185
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 5.96%, 7/15/34 (b)(c)		3,685	3,602
Blackbird Capital Aircraft,
2.44%, 7/15/46 (b)		1,298	1,127
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		694	452
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		1,101	1,040
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (b)	CAD	2,125	1,912
4.94%, 1/25/52 (b)		$3,600	2,467
Conn's Receivables Funding LLC,
2.87%, 5/15/26 (b)		751	744
9.52%, 12/15/26 (b)		3,500	3,489
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		18	14
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)		346	330
ELFI Graduate Loan Program LLC,
4.51%, 8/26/47 (b)		1,492	1,432
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		692	594
FCI Funding LLC,
3.63%, 2/18/31 (b)		11	11
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		1,514	704
GCI Funding I LLC,
2.82%, 10/18/45 (b)		709	636
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)		875	809
Class A2
3.21%, 1/22/29 (b)		3,290	3,102
Goodgreen Trust,
5.53%, 4/15/55 (b)		1,792	1,580
5.74%, 10/15/56 (b)		2,605	2,291

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
JOL Air Ltd.,
4.95%, 4/15/44 (b)	$241	$165
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)	370	321
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)	811	691
MAPS Ltd.,
4.21%, 5/15/43 (b)	359	323
METAL LLC,
4.58%, 10/15/42 (b)	580	339
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)	543	474
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 7.45%, 2/25/44 (b)(c)	261	258
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 5.96%, 7/20/34 (b)(c)	5,225	5,091
Oxford Finance Funding LLC,
5.44%, 2/15/27 (b)	193	189
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 7.85%, 3/25/26 (b)(c)	3,900	3,878
SOFR30A + 4.19%, 8.76%, 6/25/27 (b)(c)	2,700	2,655
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (b)	1,345	1,272
Progress Residential Trust,
2.31%, 5/17/38 (b)	650	576
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)	2,067	1,677
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 7.50%, 12/27/44 (b)(c)	330	315
Republic Finance Issuance Trust,
3.54%, 11/20/30 (b)	1,385	1,282
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 6.08%, 7/20/34 (b)(c)	4,900	4,777
Start II Ltd.,
4.09%, 3/15/44 (b)	261	231
Start Ltd.,
4.09%, 5/15/43 (b)	2,625	2,283
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (b)	911	766
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	3,500	3,430
		67,936
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
4.33%, 11/25/55 (c)	7,625	2,175
	Face Amount (000)	Value (000)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.00% - 1 Month USD LIBOR, 1.32%, 11/15/43 (c)(d)	$410	$36
IO STRIPS
7.50%, 12/15/29	11	2
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	24	3
IO REMIC
6.00%, 7/25/33	29	5
IO STRIPS
6.50%, 9/25/29 - 12/25/29	118	13
8.50%, 10/25/25	5	—	@
9.00%, 11/25/26	5	—	@
REMIC
7.00%, 9/25/32	91	95
Government National Mortgage Association,
IO
5.00%, 2/16/41	84	18
		2,347
Commercial Mortgage-Backed Securities (15.3%)
BANK 2019-BNK21,
IO
0.84%, 10/17/52 (c)	13,116	531
BANK 2020-BNK30,
2.92%, 12/15/53 (c)	4,200	2,348
Benchmark Mortgage Trust,
3.76%, 7/15/53 (b)	2,000	1,796
IO
0.88%, 9/15/48 (b)(c)	31,000	826
BF Mortgage Trust,
1 Month USD LIBOR + 1.70%, 6.38%, 12/15/35 (b)(c)	2,500	2,259
BPR Trust,
1 Month Term SOFR + 3.00%, 7.83%, 5/15/39 (b)(c)	3,170	3,164
BXP Trust,
1 Month USD LIBOR + 3.00%, 7.68%, 11/15/34 (b)(c)	1,150	904
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 6.54%, 11/15/31 (b)(c)	537	513
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (b)(c)	1,100	704
IO
0.72%, 11/10/48 (c)	2,332	35
0.87%, 9/10/58 (c)	4,214	71
Commercial Mortgage Trust,
3.40%, 8/15/57 (b)(c)	1,400	1,218
IO
0.02%, 7/10/45 (c)	4,102	—	@
0.66%, 10/10/47 (c)	2,412	18
0.95%, 7/15/47 (c)	1,640	12

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (cont'd)
Credit Suisse Mortgage Trust,
Class A
1 Month USD LIBOR + 3.50%, 8.18%, 12/15/35 (b)(c)		$5,275	$5,267
1 Month USD LIBOR + 3.97%, 8.65%, 4/15/23 (b)(c)		2,844	2,747
CSWF Commercial Mortgage Trust,
1 Month USD LIBOR + 1.57%, 6.25%, 6/15/34 (b)(c)		2,680	2,530
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 5.83%, 10/15/43 (b)(c)		3,525	3,264
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
2.88%, 1/25/49 (c)		7,514	1,350
2.98%, 1/25/32 (c)		5,775	1,085
3.21%, 5/25/32 (c)		11,220	2,328
3.56%, 6/25/54 (c)		6,549	1,515
4.15%, 8/25/54 (c)		5,300	1,427
IO
0.33%, 11/25/27 (c)		23,287	310
2.63%, 1/25/49 (c)		21,291	3,297
2.65%, 2/25/49 (c)		9,522	1,442
2.73%, 9/25/48 (c)		16,800	2,539
2.74%, 8/25/48 (c)		5,484	822
3.07%, 11/25/36 (c)		4,400	1,205
3.09%, 4/25/39 (c)		3,200	854
3.46%, 10/25/38 (c)		3,500	1,014
3.79%, 6/25/50 (c)		8,000	1,954
FREMF 2016-KF21 Mortgage Trust,
1 Month USD LIBOR + 5.25%, 9.92%, 7/25/26 (b)(c)		45	44
FREMF 2017-KF27 Mortgage Trust,
1 Month USD LIBOR + 4.35%, 9.02%, 12/25/26 (b)(c)		61	59
GS Mortgage Securities Trust,
4.67%, 8/10/46 (b)(c)		500	410
IO
0.70%, 9/10/47 (c)		4,430	33
1.20%, 10/10/48 (c)		4,576	112
Highways 2021 PLC,
3 Month GBP SONIA + 1.35%, 5.52%, 12/18/31 (b)(c)	GBP	2,775	3,310
Jackson Park Trust,
3.24%, 10/14/39 (b)(c)		$1,700	1,259
JP Morgan Chase Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.45%, 7.13%, 4/15/38 (b)(c)		2,400	2,240
IO
0.58%, 12/15/49 (c)		3,572	58
0.64%, 4/15/46 (c)		6,956	20
0.80%, 7/15/47 (c)		4,160	18
	Face Amount (000)		Value (000)
JPMBB Commercial Mortgage Securities Trust,
4.63%, 4/15/47 (b)(c)		$775	$716
IO
0.94%, 8/15/47 (c)		2,878	21
Last Mile Logistics Pan Euro Finance DAC,
3 Month EURIBOR + 1.90%, 4.58%, 8/17/33 (b)(c)	EUR	736	742
Manhattan West Mortgage Trust,
2.34%, 9/10/39 (b)(c)		$1,500	1,154
MF1 2021-W10X,
1 Month Term SOFR + 2.82%, 7.65%, 12/15/34 (b)(c)		4,350	3,980
MFT Mortgage Trust,
3.28%, 8/10/40 (b)(c)		1,000	656
MFT Trust,
3.48%, 2/10/42 (b)(c)		800	496
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)		1,000	542
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 6.80%, 3/25/50 (b)(c)		207	205
Natixis Commercial Mortgage Securities Trust,
4.13%, 5/15/39 (b)(c)		2,300	1,707
4.32%, 1/15/43 (b)(c)		800	633
1 Month Term SOFR + 2.28%, 7.11%, 7/15/36 (b)(c)		2,300	2,125
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (b)		2,900	2,601
Real Estate Asset Liquidity Trust,
IO
1.10%, 2/12/31 (b)(c)	CAD	31,953	1,019
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (b)(c)		$1,900	1,714
SLG Office Trust,
IO
0.26%, 7/15/41 (b)(c)		34,800	554
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.01%, 5/15/37 (b)(c)		3,950	3,818
Vita Scientia 2022-1 DAC,
3 Month EURIBOR + 2.49%, 5.19%, 8/27/25 (b)(c)	EUR	2,125	2,022
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 6.41%, 1/18/37 (b)(c)		$2,387	2,323
WFRBS Commercial Mortgage Trust,
4.22%, 5/15/45 (b)(c)		425	405
			84,345

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (26.0%)
Finance (9.2%)
American International Group, Inc.,
5.13%, 3/27/33	$1,208	$1,201
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)	875	676
Aviation Capital Group LLC,
6.25%, 4/15/28 (b)	950	951
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (b)	2,275	1,844
Banco Santander SA,
4.18%, 3/24/28	800	752
5.18%, 11/19/25	600	587
Bank Hapoalim BM,
3.26%, 1/21/32 (b)	2,075	1,734
Bank of America Corp.,
2.69%, 4/22/32	3,675	3,068
3.85%, 3/8/37	125	107
4.57%, 4/27/33	125	119
Bank of Ireland Group PLC,
2.03%, 9/30/27 (b)	1,425	1,235
Bank of Montreal,
3.09%, 1/10/37	1,725	1,388
Belrose Funding Trust,
2.33%, 8/15/30 (b)	1,225	953
BNP Paribas SA,
2.22%, 6/9/26 (b)	575	529
4.40%, 8/14/28 (b)	1,050	995
BPCE SA,
5.15%, 7/21/24 (b)	2,750	2,699
CaixaBank SA,
6.21%, 1/18/29 (b)	1,400	1,410
Capital One Financial Corp.,
5.82%, 2/1/34	775	750
Centene Corp.,
2.50%, 3/1/31	3,050	2,473
Citigroup, Inc.,
3.79%, 3/17/33	1,275	1,144
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	857
Coinbase Global, Inc.,
3.38%, 10/1/28 (b)	1,350	835
Credit Suisse Group AG,
6.54%, 8/12/33 (b)	1,550	1,596
Global Atlantic Fin Co.,
4.70%, 10/15/51 (b)	1,320	1,061
Goldman Sachs Group, Inc.,
2.62%, 4/22/32	1,650	1,375
Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	561	434
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	608
	Face Amount (000)	Value (000)
Jefferies Finance LLC/JFIN Co.-Issuer Corp.,
5.00%, 8/15/28 (b)	$1,490	$1,263
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,025	825
Life Storage LP,
2.40%, 10/15/31	1,050	848
Macquarie Group Ltd.,
2.87%, 1/14/33 (b)	1,350	1,095
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	1,029	1,116
Metropolitan Life Global Funding I,
5.15%, 3/28/33 (b)	1,050	1,060
Nationwide Building Society,
4.30%, 3/8/29 (b)	1,550	1,432
Nordea Bank Abp,
5.38%, 9/22/27 (b)	1,200	1,207
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (b)	970	890
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (b)	1,475	1,224
Societe Generale SA,
2.63%, 1/22/25 (b)	1,625	1,524
Sun Communities Operating LP,
4.20%, 4/15/32	900	805
Toronto-Dominion Bank,
8.13%, 10/31/82	1,625	1,653
United Overseas Bank Ltd.,
3.86%, 10/7/32 (b)	2,950	2,787
UnitedHealth Group, Inc.,
5.20%, 4/15/63	1,500	1,521
		50,631
Industrials (14.5%)
Airbnb, Inc.,
0.00%, 3/15/26	1,015	890
Alibaba Group Holding Ltd.,
2.13%, 2/9/31 (e)	825	683
Anheuser-Busch InBev Worldwide, Inc.,
4.60%, 4/15/48	914	863
Ashtead Capital, Inc.,
5.55%, 5/30/33 (b)	1,900	1,879
AT&T, Inc.,
3.55%, 9/15/55	375	270
BAT Capital Corp.,
2.26%, 3/25/28	2,000	1,716
Boeing Co.,
3.25%, 2/1/35	775	634
BP Capital Markets PLC,
4.88%, 3/22/30 (f)	700	638
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	2,150	2,165

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Charter Communications Operating LLC/ Charter Communications Operating Capital,
2.80%, 4/1/31		$1,275	$1,027
3.50%, 3/1/42		2,575	1,742
Children's Health System of Texas,
2.51%, 8/15/50		800	508
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (b)		2,575	1,679
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25		1,050	1,029
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52		2,225	1,585
Duke University,
Series 2020
2.83%, 10/1/55		1,600	1,118
Enterprise Products Operating LLC,
3.30%, 2/15/53		825	598
5.35%, 1/31/33		500	518
Ford Motor Co.,
3.25%, 2/12/32		525	413
Ford Motor Credit Co. LLC,
GMTN
4.39%, 1/8/26		800	760
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (b)		2,225	2,074
Garda World Security Corp.,
9.50%, 11/1/27 (b)		925	879
General Motors Co.,
6.75%, 4/1/46		925	937
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		715	687
GLP Capital LP/GLP Financing II, Inc.,
5.38%, 4/15/26		1,250	1,214
Grifols SA,
2.25%, 11/15/27	EUR	630	582
HCA, Inc.,
3.50%, 7/15/51		$1,725	1,193
Hyundai Capital America,
1.80%, 1/10/28 (b)		2,650	2,249
5.60%, 3/30/28 (b)		1,675	1,679
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		1,000	969
Intel Corp.,
5.90%, 2/10/63		900	927
JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc.,
2.50%, 1/15/27 (b)		1,575	1,401
Johns Hopkins University,
Series A
2.81%, 1/1/60		1,170	775
	Face Amount (000)	Value (000)
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)	$1,275	$1,010
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (b)	1,570	1,034
Lowe's Cos., Inc.,
5.80%, 9/15/62	525	529
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (b)	690	613
Marriott International, Inc.,
4.90%, 4/15/29	575	570
Matador Resources Co.,
5.88%, 9/15/26	1,435	1,418
McAfee Corp.,
7.38%, 2/15/30 (b)	1,075	902
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48 (e)	1,175	1,054
Medline Borrower LP,
3.88%, 4/1/29 (b)	1,410	1,225
NBN Co. Ltd.,
2.63%, 5/5/31 (b)	2,400	2,014
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)	2,550	2,302
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (b)	2,400	2,365
NOVA Chemicals Corp.,
4.25%, 5/15/29 (b)(e)	1,510	1,236
ONEOK, Inc.,
3.10%, 3/15/30	1,250	1,093
3.40%, 9/1/29	375	335
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (b)	1,268	1,102
Peloton Interactive, Inc.,
0.00%, 2/15/26	1,215	929
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)	1,400	1,082
RingCentral, Inc.,
0.00%, 3/15/26	895	728
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)	925	866
Rogers Communications, Inc.,
4.55%, 3/15/52 (b)	2,550	2,100
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50	2,750	1,853
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)	2,150	1,929
Sirius XM Radio, Inc.,
3.88%, 9/1/31 (b)	1,450	1,129
Splunk, Inc.,
1.13%, 6/15/27	1,075	924

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Spotify USA, Inc.,
0.00%, 3/15/26		$1,190	$1,002
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	543
Syngenta Finance NV,
4.89%, 4/24/25 (b)		$975	954
Uber Technologies, Inc.,
0.00%, 12/15/25 (e)		1,060	938
Var Energi ASA,
7.50%, 1/15/28 (b)		1,025	1,063
Verizon Communications, Inc.,
2.55%, 3/21/31		325	277
2.65%, 11/20/40		2,050	1,465
3.40%, 3/22/41		275	219
Vontier Corp.,
2.40%, 4/1/28		2,700	2,273
VTR Finance NV,
6.38%, 7/15/28 (b)		1,050	425
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (b)		1,750	1,564
5.05%, 3/15/42 (b)		925	775
5.14%, 3/15/52 (b)		1,475	1,197
Wayfair, Inc.,
0.63%, 10/1/25		1,290	952
			80,270
Utilities (2.3%)
Duke Energy Indiana LLC,
2.75%, 4/1/50		460	305
Enel Finance America LLC,
2.88%, 7/12/41 (b)		1,050	692
Fells Point Funding Trust,
3.05%, 1/31/27 (b)		2,275	2,113
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		1,400	1,172
Mississippi Power Co.,
3.95%, 3/30/28		2,325	2,239
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52		1,350	912
6.05%, 3/1/25		400	407
Northern States Power Co.,
2.90%, 3/1/50		1,400	991
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31		975	815
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31		1,350	1,119
Southern California Edison Co.,
5.70%, 3/1/53		1,100	1,147
Virginia Electric and Power Co.,
2.95%, 11/15/51		1,375	940
			12,852
			143,753
	Face Amount (000)		Value (000)
Mortgages — Other (16.7%)
510 Asset Backed 2021-NPL1 Trust,
2.24%, 6/25/61 (b)		$1,690	$1,570
Adjustable Rate Mortgage Trust,
5.03%, 6/25/35 (c)		33	32
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)		1,381	1,209
2.35%, 9/25/65 (b)(c)		725	558
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 5.21%, 5/25/47 (c)		70	59
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 5.50%, 7/25/46 (c)		96	76
6.36%, 10/25/36		399	120
Banc of America Funding Trust,
5.25%, 7/25/37		12	12
BBCMS Mortgage Trust,
0.46%, 12/15/55 (c)		18,436	740
Bear Stearns ARM Trust,
3.88%, 2/25/34 (c)		430	396
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (b)(c)		1,617	1,426
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)		2,117	1,826
1.75%, 10/25/61 (b)(c)		2,189	1,928
Cascade Funding Mortgage Trust,
1.94%, 9/25/50 (b)(c)		3,016	2,768
2.72%, 12/26/30 (b)(c)		3,850	3,591
2.91%, 2/25/31 (b)(c)		3,800	3,544
3.73%, 6/25/36 (b)(c)		3,825	3,488
4.00%, 10/25/68 (b)(c)		2,016	1,919
CFMT 2022-HB8 LLC,
3.75%, 4/25/25 (b)(c)		2,650	2,343
CFMT LLC,
3.25%, 9/25/37 (b)(c)		1,840	1,449
ChaseFlex Trust,
6.00%, 2/25/37		591	245
COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (b)(c)		1,341	1,175
E-MAC NL 2004-I BV,
3 Month EURIBOR + 0.18%, 4.71%, 7/25/36 (c)	EUR	298	293
Eurosail-NL 2007-2 BV,
3 Month EURIBOR + 1.80%, 4.13%, 10/17/40 (c)		700	740
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 7/25/46 - 5/25/47		$969	859
3.50%, 5/25/45 - 5/25/47		367	331
3.85%, 5/25/45 (b)(c)		1	1
4.00%, 5/25/45		8	7
FMC GMSR Issuer Trust,
7.90%, 7/25/27 (b)		2,675	2,677

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
GCAT 2022-NQM3 Trust,
4.35%, 4/25/67 (b)(c)		$4,481	$4,333
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (b)(c)		3,320	3,138
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 2.89%, 3/22/43 (c)	EUR	302	282
Imperial Fund Mortgage Trust,
2.49%, 2/25/67 (b)(c)		$2,566	2,281
JP Morgan Mortgage Trust,
3.78%, 6/25/37 (c)		55	43
6.00%, 6/25/37		8	11
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (b)		1,995	1,978
Lehman Mortgage Trust,
6.50%, 9/25/37		623	225
NYMT Loan Trust,
2.94%, 10/25/60 (b)(c)		2,415	2,370
OBX Trust,
3.50%, 2/25/60 (b)(c)		381	342
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 5.73%, 3/12/61 (b)(c)		201	201
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27 (b)		2,163	2,064
Preston Ridge Partners LLC,
1.74%, 9/25/26 (b)(c)		1,930	1,752
2.36%, 10/25/26 (b)		2,129	1,992
5.56%, 6/25/27 (b)		2,275	2,178
Sage AR Funding PLC (SGSHR) No. 1,
5.93%, 11/17/51 (b)(c)	GBP	3,625	4,056
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 - 2/25/59		$9,321	8,388
4.00%, 7/25/56 (c)		216	213
4.00%, 8/25/56 (b)(c)		1,000	899
4.00%, 8/25/58 - 2/25/59		1,243	1,170
4.25%, 8/25/59 - 11/25/60 (b)(c)		6,550	5,602
4.50%, 6/25/57		1,130	1,114
4.75%, 7/25/56 - 6/25/57 (b)(c)		1,408	1,294
4.75%, 10/25/58 (c)		1,300	1,165
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (b)		2,177	1,952
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 6.70%, 5/25/47 (b)(c)		1,582	1,461
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 3.22%, 12/28/50 (c)	EUR	1,220	1,096
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		$143	143
	Face Amount (000)		Value (000)
VOLT CV LLC,
2.49%, 11/27/51 (b)		$1,600	$1,438
VOLT XCIII LLC,
1.89%, 2/27/51 (b)		1,891	1,710
VOLT XCIV LLC,
2.24%, 2/27/51 (b)		2,338	2,199
			92,472
Municipal Bonds (0.8%)
Chicago O'Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	303
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	298
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	533
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	1,945
University of Michigan, MI,
Series A
4.45%, 4/1/22		1,645	1,491
			4,570
Sovereign (4.8%)
Dominican Republic International Bond,
5.88%, 1/30/60 (b)		1,450	1,114
13.63%, 2/3/33 (b)	DOP	117,700	2,444
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	2,025	1,317
7.50%, 2/16/61 (b)		$290	158
8.15%, 11/20/59 (b)		210	118
Export-Import Bank of India,
3.25%, 1/15/30 (b)		670	590
3.88%, 2/1/28 (b)		505	477
Hellenic Republic Government Bond,
2.00%, 4/22/27 (b)	EUR	1,208	1,232
4.25%, 6/15/33 (b)		1,378	1,499
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	39,816,000	2,946
Ivory Coast Government International Bond,
4.88%, 1/30/32 (b)	EUR	1,360	1,128
Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	82,500	4,298
Mexico Government International Bond,
3.25%, 4/16/30 (e)		$750	673
3.75%, 4/19/71		850	567

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Petroleos Mexicanos,
6.70%, 2/16/32		$2,727	$2,173
Philippine Government International Bond,
4.20%, 3/29/47		420	364
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	1,164
8.25%, 3/31/32		92,280	4,525
			26,787
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (b)	EUR	270	218
4.70%, 10/22/31 (b)		$1,240	1,018
			1,236
Total Fixed Income Securities (Cost $597,645)			546,458
	Shares
Short-Term Investments (16.9%)
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $68,553)		68,553,360	68,553
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,432)		2,431,538	2,432
	Face Amount (000)
U.S. Treasury Securities (4.1%)
U.S. Treasury Bill
5.01%, 11/30/23 (g)		$2,300	2,232
U.S. Treasury Note
0.25%, 11/15/23		20,850	20,278
Total U.S. Treasury Securities (Cost $22,517)			22,510
Total Short-Term Investments (Cost $93,502)			93,495
Total Investments (115.7%) (Cost $691,147) Including $4,612 of Securities Loaned (h)(i)			639,953
Liabilities in Excess of Other Assets (–15.7%)			(86,982)
Net Assets (100.0%)			$552,971

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  Amount is less than 0.05%.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2023.

(e)  All or a portion of this security was on loan at March 31, 2023.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.

(g)  Rate shown is the yield to maturity at March 31, 2023.

(h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

(i)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,514,000 and the aggregate gross unrealized depreciation is approximately $55,763,000, resulting in net unrealized depreciation of approximately $48,249,000.

@  Value is less than $500.

CLO  Collateralized Loan Obligation.

EURIBOR  Euro Interbank Offered Rate.

GMTN  Global Medium Term Note

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

PAC  Planned Amortization Class.

PRIME  Daily US Prime Rate.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	IDR	29,953,242		$1,982	5/11/23	$(13)
Bank of America NA	JPY	378,249		$2,883	5/11/23	19
Bank of America NA		$1,541	THB	50,745	5/11/23	(51)
Barclays Bank PLC	EUR	9,977		$10,905	5/11/23	63
Barclays Bank PLC	EUR	1,147		$1,217	5/11/23	(29)
Barclays Bank PLC	MXN	15,792		$873	5/11/23	3
Barclays Bank PLC	SEK	14,648		$1,412	5/11/23	(2)
Barclays Bank PLC		$31	EUR	28	5/11/23	(— @)
Barclays Bank PLC		$865	MXN	15,792	5/11/23	6
BNP Paribas SA	THB	50,745		$1,456	5/11/23	(34)
BNP Paribas SA	ZAR	96,228		$5,505	5/11/23	119
Citibank NA	DOP	31,600		$550	5/11/23	(18)
Citibank NA		$31	EUR	28	5/11/23	(— @)
Credit Agricole CIB	MXN	33,018		$1,772	5/11/23	(47)
Goldman Sachs International		$1,777	BRL	9,071	5/11/23	1
Goldman Sachs International		$21	CAD	29	5/11/23	— @
HSBC Bank PLC		$11	CAD	15	5/11/23	— @
HSBC Bank PLC		$1,398	JPY	181,996	5/11/23	(20)
HSBC Bank PLC	ZAR	9,490		$515	5/11/23	(16)
JPMorgan Chase Bank NA	AUD	20		$14	5/11/23	1
JPMorgan Chase Bank NA	BRL	9,071		$1,768	5/11/23	(10)
JPMorgan Chase Bank NA	GBP	6,081		$7,394	5/11/23	(114)
JPMorgan Chase Bank NA		$1,408	NOK	14,762	5/11/23	5
Standard Chartered Bank	MXN	16,609		$866	5/11/23	(49)
UBS AG	CAD	4,761		$3,575	5/11/23	50
UBS AG	IDR	16,520,195		$1,109	5/11/23	9
UBS AG	MXN	13,801		$721	5/11/23	(40)
UBS AG		$34	CAD	46	5/11/23	— @
UBS AG		$1,290	EUR	1,204	5/11/23	18
UBS AG		$1,471	EUR	1,360	5/11/23	7
UBS AG		$64	GBP	54	5/11/23	2
UBS AG		$2,941	JPY	378,455	5/11/23	(75)
						$(215)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	133	Jun-23		$13,300	$15,285	$84
U.S. Treasury 10 yr. Ultra Note	88	Jun-23		8,800	10,660	209
U.S. Treasury 2 yr. Note	159	Jun-23		31,800	32,826	278
U.S. Treasury 5 yr. Note	232	Jun-23		23,200	25,406	340
U.S. Treasury Long Bond	345	Jun-23		34,500	45,249	1,543
U.S. Treasury Ultra Bond	196	Jun-23		19,600	27,660	980
Short:
Euro-Buxl 30 yr. Bond	3	Jun-23	EUR	(300)	(458)	(18)
German Euro-OAT Index	11	Jun-23		(1,100)	(1,554)	(33)
						$3,383

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2023:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.39	NR	Buy	5.00%	Quarterly	6/20/28	$11,900	$(197)	$26	$(223)

@  Value is less than $500.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

†  Credit rating as issued by Standard & Poor's.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

DOP  —  Dominican Peso

EUR  —  Euro

GBP  —  British Pound

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

THB  —  Thai Baht

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.3%
Mortgages — Other	14.5
Short-Term Investments	14.3
Commercial Mortgage-Backed Securities	13.2
Industrials	12.6
Asset-Backed Securities	10.7
Finance	7.9
Other**	7.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $159,098,000 and net unrealized appreciation of approximately $3,383,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $215,000. Does not include open swap agreements with total unrealized depreciation of approximately $223,000.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $620,162)	$568,968
Investment in Security of Affiliated Issuer, at Value (Cost $70,985)	70,985
Total Investments in Securities, at Value (Cost $691,147)	639,953
Foreign Currency, at Value (Cost $483)	487
Cash	250
Receivable for Investments Sold	12,520
Receivable for Variation Margin on Futures Contracts	5,084
Interest Receivable	3,132
Receivable for Fund Shares Sold	527
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	303
Receivable from Affiliate	243
Tax Reclaim Receivable	10
Receivable from Securities Lending Income	10
Other Assets	90
Total Assets	662,609
Liabilities:
Payable for Investments Purchased	103,578
Collateral on Securities Loaned, at Value	2,432
Due to Broker	1,810
Payable for Fund Shares Redeemed	623
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	518
Payable for Advisory Fees	215
Payable for Sub Transfer Agency Fees — Class I	105
Payable for Sub Transfer Agency Fees — Class A	15
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	4
Payable for Variation Margin on Swap Agreements	62
Payable for Professional Fees	41
Payable for Administration Fees	37
Deferred Capital Gain Country Tax	25
Payable for Shareholder Services Fees — Class A	13
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	11
Payable for Custodian Fees	20
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Trustees' Fees and Expenses	—	@
Other Liabilities	123
Total Liabilities	109,638
Net Assets	$552,971
Net Assets Consist of:
Paid-in-Capital	$684,223
Total Accumulated Loss	(131,252)
Net Assets	$552,971

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2023 (000)
CLASS I:
Net Assets	$414,298
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	42,765,175
Net Asset Value, Offering and Redemption Price Per Share	$9.69
CLASS A:
Net Assets	$60,341
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,217,459
Net Asset Value, Redemption Price Per Share	$9.71
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.33
Maximum Offering Price Per Share	$10.04
CLASS L:
Net Assets	$951
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	97,915
Net Asset Value, Offering and Redemption Price Per Share	$9.72
CLASS C:
Net Assets	$12,988
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,348,808
Net Asset Value, Offering and Redemption Price Per Share	$9.63
CLASS R6:
Net Assets	$64,393
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,650,025
Net Asset Value, Offering and Redemption Price Per Share	$9.68
(1) Including: Securities on Loan, at Value:	$4,612

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$13,019
Dividends from Security of Affiliated Issuer (Note G)	1,367
Income from Securities Loaned — Net	51
Total Investment Income	14,437
Expenses:
Advisory Fees (Note B)	1,123
Sub Transfer Agency Fees — Class I	211
Sub Transfer Agency Fees — Class A	37
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	5
Administration Fees (Note C)	240
Shareholder Services Fees — Class A (Note D)	75
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	69
Professional Fees	85
Pricing Fees	39
Custodian Fees (Note F)	38
Registration Fees	34
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Shareholder Reporting Fees	18
Trustees' Fees and Expenses	7
Other Expenses	19
Total Expenses	2,021
Waiver of Advisory Fees (Note B)	(493)
Reimbursement of Class Specific Expenses — Class I (Note B)	(112)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(59)
Net Expenses	1,354
Net Investment Income	13,083
Realized Gain (Loss):
Investments Sold	(22,698)
Foreign Currency Forward Exchange Contracts	701
Foreign Currency Translation	(5)
Futures Contracts	(7,942)
Swap Agreements	(974)
Net Realized Loss	(30,918)
Change in Unrealized Appreciation (Depreciation):
Investments	40,889
Foreign Currency Forward Exchange Contracts	(2,754)
Foreign Currency Translation	35
Futures Contracts	10,619
Swap Agreements	(128)
Net Change in Unrealized Appreciation (Depreciation)	48,661
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	17,743
Net Increase in Net Assets Resulting from Operations	$30,826

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$13,083	$22,264
Net Realized Loss	(30,918)	(52,539)
Net Change in Unrealized Appreciation (Depreciation)	48,661	(103,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,826	(134,237)
Dividends and Distributions to Shareholders:
Class I	(12,125)	(18,106)
Class A	(1,540)	(2,149)
Class L	(22)	(23)
Class C	(308)	(407)
Class R6*	(2,302)	(3,666)
Total Dividends and Distributions to Shareholders	(16,297)	(24,351)
Capital Share Transactions:(1)
Class I:
Subscribed	66,983	196,934
Distributions Reinvested	11,963	17,880
Redeemed	(146,186)	(356,596)
Class A:
Subscribed	4,305	11,728
Distributions Reinvested	1,540	2,149
Redeemed	(8,377)	(35,681)
Class L:
Exchanged	100	41
Distributions Reinvested	22	23
Redeemed	(52)	(99)
Class C:
Subscribed	1,494	1,327
Distributions Reinvested	305	404
Redeemed	(4,075)	(8,945)
Class R6:*
Subscribed	3,731	16,068
Distributions Reinvested	2,048	3,243
Redeemed	(46,653)	(18,923)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(112,852)	(170,447)
Total Decrease in Net Assets	(98,323)	(329,035)
Net Assets:
Beginning of Period	651,294	980,329
End of Period	$552,971	$651,294

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,028	18,315
Shares Issued on Distributions Reinvested	1,255	1,657
Shares Redeemed	(15,317)	(33,337)
Net Decrease in Class I Shares Outstanding	(7,034)	(13,365)
Class A:
Shares Subscribed	450	1,069
Shares Issued on Distributions Reinvested	161	198
Shares Redeemed	(881)	(3,299)
Net Decrease in Class A Shares Outstanding	(270)	(2,032)
Class L:
Shares Exchanged	11	4
Shares Issued on Distributions Reinvested	2	2
Shares Redeemed	(6)	(9)
Net Increase (Decrease) in Class L Shares Outstanding	7	(3)
Class C:
Shares Subscribed	157	120
Shares Issued on Distributions Reinvested	32	38
Shares Redeemed	(431)	(842)
Net Decrease in Class C Shares Outstanding	(242)	(684)
Class R6:*
Shares Subscribed	397	1,486
Shares Issued on Distributions Reinvested	215	302
Shares Redeemed	(4,900)	(1,863)
Net Decrease in Class R6 Shares Outstanding	(4,288)	(75)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.45		$11.53		$11.91		$11.58		$10.84		$11.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.29		0.26		0.31		0.37		0.34
Net Realized and Unrealized Gain (Loss)	0.29		(2.06)		(0.07)		0.40		0.78		(0.38)
Total from Investment Operations	0.50		(1.77)		0.19		0.71		1.15		(0.04)
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.28)		(0.26)		(0.30)		(0.41)		(0.29)
Net Realized Gain	—		(0.03)		(0.31)		(0.08)		—		—
Total Distributions	(0.26)		(0.31)		(0.57)		(0.38)		(0.41)		(0.29)
Net Asset Value, End of Period	$9.69		$9.45		$11.53		$11.91		$11.58		$10.84
Total Return(2)	5.37	%(5)	(15.58)%		1.61%		6.27%		10.83	%(3)	(0.36)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$414,298		$470,728		$727,989		$662,724		$457,610		$257,605
Ratio of Expenses Before Expense Limitation	0.64	%(6)	0.63%		0.62%		0.64%		0.67%		0.70%
Ratio of Expenses After Expense Limitation	0.40	%(4)(6)	0.41	%(4)	0.41	%(4)	0.40	%(4)	0.41	%(4)	0.40	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.40	%(4)	N/A		N/A
Ratio of Net Investment Income	4.43	%(4)(6)	2.74	%(4)	2.26	%(4)	2.63	%(4)	3.29	%(4)	3.09	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	215	%(5)	266%		434%		287%		217%		248%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.63%.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.
The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.47		$11.54		$11.93		$11.60		$10.85		$11.18
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.26		0.22		0.27		0.33		0.30
Net Realized and Unrealized Gain (Loss)	0.29		(2.05)		(0.09)		0.40		0.79		(0.38)
Total from Investment Operations	0.48		(1.79)		0.13		0.67		1.12		(0.08)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.25)		(0.21)		(0.26)		(0.37)		(0.25)
Net Realized Gain	—		(0.03)		(0.31)		(0.08)		—		—
Total Distributions	(0.24)		(0.28)		(0.52)		(0.34)		(0.37)		(0.25)
Net Asset Value, End of Period	$9.71		$9.47		$11.54		$11.93		$11.60		$10.85
Total Return(2)	5.18	%(5)	(15.75)%		1.17%		5.91%		10.49	%(3)	(0.70)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,341		$61,429		$98,339		$114,387		$92,191		$65,647
Ratio of Expenses Before Expense Limitation	0.92	%(6)	0.89%		0.90%		0.92%		0.97%		1.00%
Ratio of Expenses After Expense Limitation	0.73	%(4)(6)	0.73	%(4)	0.75	%(4)	0.74	%(4)	0.75	%(4)	0.75	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.74	%(4)	N/A		N/A
Ratio of Net Investment Income	4.10	%(4)(6)	2.41	%(4)	1.92	%(4)	2.29	%(4)	2.96	%(4)	2.73	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	215	%(5)	266%		434%		287%		217%		248%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 10.29%.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.48		$11.56		$11.94		$11.61		$10.86		$11.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.23		0.19		0.24		0.30		0.27
Net Realized and Unrealized Gain (Loss)	0.29		(2.06)		(0.07)		0.40		0.78		(0.37)
Total from Investment Operations	0.47		(1.83)		0.12		0.64		1.08		(0.10)
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.22)		(0.19)		(0.23)		(0.33)		(0.21)
Net Realized Gain	—		(0.03)		(0.31)		(0.08)		—		—
Total Distributions	(0.23)		(0.25)		(0.50)		(0.31)		(0.33)		(0.21)
Net Asset Value, End of Period	$9.72		$9.48		$11.56		$11.94		$11.61		$10.86
Total Return(2)	5.04	%(5)	(16.05)%		1.00%		5.63%		10.12	%(3)	(0.95)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$951		$859		$1,082		$812		$720		$464
Ratio of Expenses Before Expense Limitation	1.31	%(6)	1.31%		1.27%		1.37%		1.45%		1.41%
Ratio of Expenses After Expense Limitation	1.00	%(4)(6)	1.01	%(4)	1.01	%(4)	1.00	%(4)	1.01	%(4)	1.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.00	%(4)	N/A		N/A
Ratio of Net Investment Income	3.83	%(4)(6)	2.17	%(4)	1.67	%(4)	2.04	%(4)	2.70	%(4)	2.46	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	215	%(5)	266%		434%		287%		217%		248%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 9.92%.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.40		$11.45		$11.84		$11.52		$10.77		$11.10
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.18		0.14		0.18		0.25		0.22
Net Realized and Unrealized Gain (Loss)	0.28		(2.03)		(0.08)		0.41		0.78		(0.37)
Total from Investment Operations	0.44		(1.85)		0.06		0.59		1.03		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.17)		(0.14)		(0.19)		(0.28)		(0.18)
Net Realized Gain	—		(0.03)		(0.31)		(0.08)		—		—
Total Distributions	(0.21)		(0.20)		(0.45)		(0.27)		(0.28)		(0.18)
Net Asset Value, End of Period	$9.63		$9.40		$11.45		$11.84		$11.52		$10.77
Total Return(2)	4.72	%(5)	(16.32)%		0.49%		5.16%		9.70	%(3)	(1.39)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,988		$14,947		$26,063		$25,989		$14,684		$6,873
Ratio of Expenses Before Expense Limitation	1.65	%(6)	1.62%		1.60%		1.62%		1.68%		1.73%
Ratio of Expenses After Expense Limitation	1.46	%(4)(6)	1.45	%(4)	1.44	%(4)	1.43	%(4)	1.46	%(4)	1.50	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.43	%(4)	N/A		N/A
Ratio of Net Investment Income	3.36	%(4)(6)	1.69	%(4)	1.23	%(4)	1.60	%(4)	2.23	%(4)	2.01	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	215	%(5)	266%		434%		287%		217%		248%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 9.50%.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Core Plus Fixed Income Portfolio

	Class R6(1)
	Six Months Ended March 31, 2023		Year Ended September 30,								Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		September 30, 2018
Net Asset Value, Beginning of Period	$9.45		$11.52		$11.91		$11.58		$10.84		$10.85
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.21		0.30		0.27		0.31		0.37		0.10
Net Realized and Unrealized Gain (Loss)	0.28		(2.05)		(0.09)		0.41		0.78		(0.04)
Total from Investment Operations	0.49		(1.75)		0.18		0.72		1.15		0.06
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.29)		(0.26)		(0.31)		(0.41)		(0.07)
Net Realized Gain	—		(0.03)		(0.31)		(0.08)		—		—
Total Distributions	(0.26)		(0.32)		(0.57)		(0.39)		(0.41)		(0.07)
Net Asset Value, End of Period	$9.68		$9.45		$11.52		$11.91		$11.58		$10.84
Total Return(4)	5.29	%(7)	(15.46)%		1.66%		6.24%		10.89	%(5)	0.56	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$64,393		$103,331		$126,856		$96,251		$11		$10
Ratio of Expenses Before Expense Limitation	0.54	%(8)	0.53%		0.52%		0.54%		18.96%		18.71	%(8)
Ratio of Expenses After Expense Limitation	0.35	%(6)(8)	0.36	%(6)	0.36	%(6)	0.35	%(6)	0.35	%(6)	0.35	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.35	%(6)	N/A		N/A
Ratio of Net Investment Income	4.46	%(6)(8)	2.83	%(6)	2.32	%(6)	2.67	%(6)	3.33	%(6)	3.17	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.01%		0.01%		0.02%		0.01%		0.02	%(8)
Portfolio Turnover Rate	215	%(7)	266%		434%		287%		217%		248	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class R6 shares would have been approximately 10.69%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$123,012	$—	$123,012
Asset-Backed Securities	—	67,936	—	67,936
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,347	—	2,347
Commercial Mortgage-Backed Securities	—	84,345	—	84,345
Corporate Bonds	—	143,753	—	143,753
Mortgages — Other	—	92,472	—	92,472
Municipal Bonds	—	4,570	—	4,570
Sovereign	—	26,787	—	26,787
Supranational	—	1,236	—	1,236
Total Fixed Income Securities	—	546,458	—	546,458
Short-Term Investments
Investment Company	70,985	—	—	70,985
U.S. Treasury Securities	—	22,510	—	22,510
Total Short-Term Investments	70,985	22,510	—	93,495
Foreign Currency Forward Exchange Contract	—	303	—	303
Futures Contracts	3,434	—	—	3,434
Total Assets	74,419	569,271	—	643,690
Liabilities:
Foreign Currency Forward Exchange Contract	—	(518)	—	(518)
Futures Contracts	(51)	—	—	(51)
Credit Default Swap Agreement	—	(223)	—	(223)
Total Liabilities	(51)	(741)	—	(792)
Total	$74,368	$568,530	$—	$642,898

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2023:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$303
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	3,434	(a)
Total			$3,737
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(518)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(51	)(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	(223	)(a)
Total			$(792)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$701
Interest Rate Risk	Futures Contracts	(7,942)
Credit Risk	Swap Agreements	(974)
Total		$(8,215)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(2,754)
Interest Rate Risk	Futures Contracts	10,619
Credit Risk	Swap Agreements	(128)
Total		$7,737

At March 31, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$303	$(518)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$19	$(19)	$—	$0
Barclays Bank PLC	72	(31)	—	41
BNP Paribas SA	119	(34)	—	85
Goldman Sachs International	1	—	(1)	0
HSBC Bank PLC	— @	(— @)	—	0
JPMorgan Chase Bank NA	6	(6)	—	0
UBS AG	86	(86)	—	0
Total	$303	$(176)	$(1)	$126
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$64	$(19)	$—	$45
Barclays Bank PLC	31	(31)	—	0
BNP Paribas SA	34	(34)	—	0
Citibank NA	18	—	—	18
Credit Agricole CIB	47	—	—	47
HSBC Bank PLC	36	(— @)	—	36
JPMorgan Chase Bank NA	124	(6)	—	118
Standard Chartered Bank	49	—	—	49
UBS AG	115	(86)	—	29
Total	$518	$(176)	$—	$342

@ Value is less than $500.

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$59,361,000
Futures Contracts:
Average monthly notional value	$244,117,000
Swap Agreements:
Average monthly notional amount	$12,417,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,612	(e)	$—	$(4,612	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $2,432,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,251,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$1,740	$—	$—	$—	$1,740
Sovereign	692	—	—	—	692
Total	$2,432	$—	$—	$—	$2,432
Total Borrowings	$2,432	$—	$—	$—	$2,432
Gross amount of recognized liabilities for securities lending transactions					$2,432

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2023, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.19% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares, 1.52% for Class C shares and 0.37% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2023, approximately $493,000 of advisory fees were waived and approximately $115,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2023, EVM earned $0 for providing such services.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $51,771,000 and $147,946,000, respectively. For the six months ended March 31, 2023, purchases and sales of long-term U.S. Government securities were approximately $1,224,216,000 and $1,243,621,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2023, advisory fees paid were reduced by approximately $59,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2023 is as follows:

Affiliated Investment Company	Value September 30, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$87,634	$188,464	$205,113	$1,367
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2023 (000)
Liquidity Funds	$—	$—	$70,985

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21,875	$2,476	$45,834	$2,687

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,835	$—

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2022, the Fund intends to defer to October 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$62,897

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 47.8%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

L. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However,

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund's investments may be so-called "tough legacy" LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate ("SOFR") for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as "synthetic LIBOR"), after

June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund's investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

38

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1(800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

40

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
5647251 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Trustees and Officers Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Expense Example

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$1,075.10	$1,021.44	$3.62	$3.53	0.70%
Corporate Bond Portfolio Class A	1,000.00	1,073.40	1,020.00	5.12	4.99	0.99
Corporate Bond Portfolio Class L	1,000.00	1,070.90	1,017.60	7.59	7.39	1.47
Corporate Bond Portfolio Class C	1,000.00	1,068.80	1,015.96	9.28	9.05	1.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.8%)
Commercial Mortgage-Backed Securities (2.4%)
Credit Suisse Mortgage Trust, Class A
1 Month Term SOFR + 3.14%, 7.97%, 9/9/24 (a)(b)		$1,100	$1,091
J.P. Morgan Chase Commercial Mortgage Securities Trust
1 Month Term SOFR + 2.18%, 7.01%, 9/15/39 (a)(b)		1,300	1,297
Taurus 2018-2 UK DAC
3 Month GBP SONIA + 1.22%, 5.31%, 5/22/28 (b)	GBP	588	720
			3,108
Corporate Bonds (94.1%)
Finance (36.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24		$625	585
2.88%, 8/14/24		175	167
Air Lease Corp.
4.63%, 10/1/28		325	309
Alexandria Real Estate Equities, Inc.
4.75%, 4/15/35		550	516
Ally Financial, Inc.
5.75%, 11/20/25		1,350	1,271
American International Group, Inc.
5.13%, 3/27/33		580	577
American National Group, Inc.
6.14%, 6/13/32 (a)		550	535
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31		625	525
Assurant, Inc.
6.10%, 2/27/26		300	306
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (a)		300	232
4.83%, 2/3/25 (a)		400	401
Aviation Capital Group LLC
6.25%, 4/15/28 (a)		375	376
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (a)		200	162
Banco Santander SA,
1.72%, 9/14/27		1,000	874
4.18%, 3/24/28		600	564
Bank Hapoalim BM
3.26%, 1/21/32 (a)		725	606
Bank of America Corp.,
2.69%, 4/22/32		900	752
3.85%, 3/8/37		800	683
4.57%, 4/27/33		2,275	2,167
Bank of Ireland Group PLC
2.03%, 9/30/27 (a)		1,725	1,494
Bank of New York Mellon Corp.
4.71%, 2/1/34		800	793
	Face Amount (000)	Value (000)
Belrose Funding Trust
2.33%, 8/15/30 (a)	$475	$370
BPCE SA,
3.12%, 10/19/32 (a)	375	281
3.65%, 1/14/37 (a)(c)	500	393
5.15%, 7/21/24 (a)	1,025	1,006
CaixaBank SA
6.21%, 1/18/29 (a)	1,325	1,334
Capital One Financial Corp.
5.82%, 2/1/34	925	895
Carlyle Finance Subsidiary LLC
3.50%, 9/19/29 (a)	425	389
Centene Corp.
2.50%, 3/1/31	1,350	1,094
Charles Schwab Corp.,
Series G
5.38%, 6/1/25 (c)(d)	650	619
CI Financial Corp.
4.10%, 6/15/51	1,025	622
Citigroup, Inc.,
3.06%, 1/25/33	1,175	995
3.67%, 7/24/28	875	830
3.79%, 3/17/33	475	426
Coinbase Global, Inc.
3.38%, 10/1/28 (a)	275	170
Corporate Office Properties LP
2.75%, 4/15/31	850	631
Credit Suisse Group AG
9.02%, 11/15/33 (a)	1,250	1,484
Deutsche Bank AG
2.22%, 9/18/24	450	438
Extra Space Storage LP Co.
3.90%, 4/1/29	750	692
5.70%, 4/1/28	325	327
F&G Annuities & Life, Inc.
7.40%, 1/13/28 (a)	1,000	1,007
First-Citizens Bank & Trust Co.
2.97%, 9/27/25	775	705
Global Atlantic Fin Co.
4.40%, 10/15/29 (a)	1,375	1,220
Goldman Sachs Group, Inc.
2.62%, 4/22/32	1,400	1,167
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	375	290
High Street Funding Trust I
4.11%, 2/15/28 (a)(c)	850	812
HSBC Holdings PLC,
1.59%, 5/24/27	375	331
6.16%, 3/9/29	575	592
Humana, Inc.
5.50%, 3/15/53	300	306
Intact Financial Corp.
5.46%, 9/22/32 (a)	1,300	1,316

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Intesa Sanpaolo SpA
7.00%, 11/21/25 (a)	$625	$636
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.63%, 10/15/31	450	344
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,475	1,188
3.54%, 5/1/28	450	426
4.57%, 6/14/30	450	438
KKR Group Finance Co. XII LLC
4.85%, 5/17/32 (a)	175	169
Macquarie Group Ltd.
2.87%, 1/14/33 (a)	575	466
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	350	380
National Australia Bank Ltd.
2.33%, 8/21/30 (a)	375	293
Nordea Bank Abp
5.38%, 9/22/27 (a)	625	628
Radian Group, Inc.
4.88%, 3/15/27	1,050	988
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	345	286
Sabra Health Care LP
3.20%, 12/1/31	825	606
Santander U.K. Group Holdings PLC
6.83%, 11/21/26	625	634
Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)	875	803
Stewart Information Services Corp.
3.60%, 11/15/31	500	394
Sun Communities Operating LP
5.70%, 1/15/33	650	651
Swedbank AB
3.36%, 4/4/25 (a)	350	338
Synchrony Bank
5.63%, 8/23/27	400	368
Synchrony Financial
4.88%, 6/13/25	175	162
Synovus Financial Corp.
5.20%, 8/11/25	475	418
Toronto-Dominion Bank
8.13%, 10/31/82	1,000	1,018
UnitedHealth Group, Inc.,
5.20%, 4/15/63	625	634
5.88%, 2/15/53	225	253
Wells Fargo & Co.,
MTN
2.88%, 10/30/30	375	326
Westpac Banking Corp.
2.67%, 11/15/35	225	175
		47,659
	Face Amount (000)	Value (000)
Industrials (48.2%)
AbbVie, Inc.,
4.05%, 11/21/39	$300	$268
4.40%, 11/6/42	175	160
Adventist Health System
5.43%, 3/1/32	700	703
Airbnb, Inc.
0.00%, 3/15/26	265	232
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 2/15/29 (a)	1,025	997
Alibaba Group Holding Ltd.
2.70%, 2/9/41	240	161
Amazon.com, Inc.
3.10%, 5/12/51	425	322
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	220	211
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 6/1/40	750	697
Apple, Inc.,
2.38%, 2/8/41	425	319
2.95%, 9/11/49	825	624
Arches Buyer, Inc.
4.25%, 6/1/28 (a)	325	272
Arrow Electronics, Inc.
6.13%, 3/1/26	675	677
Ashtead Capital, Inc.
5.55%, 5/30/33 (a)	1,025	1,014
AT&T, Inc.,
3.55%, 9/15/55	1,227	882
4.50%, 5/15/35	700	654
Baidu, Inc.
1.72%, 4/9/26	450	407
BAT Capital Corp.,
2.26%, 3/25/28	1,050	901
3.73%, 9/25/40	250	179
4.74%, 3/16/32	350	325
Berry Global, Inc.
5.50%, 4/15/28 (a)	375	374
Boeing Co.,
2.95%, 2/1/30	675	596
3.25%, 2/1/35	600	491
BP Capital Markets America, Inc.
4.81%, 2/13/33	325	330
BP Capital Markets PLC
4.88%, 3/22/30 (d)	550	502
Broadcom, Inc.
3.19%, 11/15/36 (a)	550	417
Brunswick Corp.
5.10%, 4/1/52	425	314
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620	524

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Celanese U.S. Holdings LLC
6.17%, 7/15/27	$1,350	$1,360
Cemex SAB de CV
9.13%, 3/14/28 (a)	400	401
Charter Communications Operating LLC/ Charter Communications Operating Capital,
2.80%, 4/1/31	275	222
3.50%, 3/1/42	975	660
5.13%, 7/1/49	500	396
Ciena Corp.
4.00%, 1/31/30 (a)	300	261
Colgate Energy Partners III LLC
5.88%, 7/1/29 (a)	300	284
Comcast Corp.,
2.94%, 11/1/56	675	450
3.75%, 4/1/40	575	494
CommonSpirit Health
6.07%, 11/1/27	575	591
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	400	366
Continental Resources, Inc.,
2.27%, 11/15/26 (a)	275	245
2.88%, 4/1/32 (a)	875	680
Coterra Energy, Inc.
3.90%, 5/15/27	950	907
CVS Health Corp.,
1.75%, 8/21/30	375	305
3.75%, 4/1/30	225	211
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (a)	725	473
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	875	845
Diamondback Energy, Inc.
3.13%, 3/24/31	600	521
Dick's Sporting Goods, Inc.
4.10%, 1/15/52	450	321
DuPont de Nemours, Inc.
5.32%, 11/15/38	225	227
Enbridge, Inc.,
2.50%, 8/1/33	500	403
5.70%, 3/8/33	375	390
Enterprise Products Operating LLC,
3.30%, 2/15/53	625	453
5.35%, 1/31/33	175	181
EQT Corp.
5.70%, 4/1/28	575	575
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	325	278
Ford Motor Credit Co. LLC,
GMTN
4.39%, 1/8/26	315	299
General Mills, Inc.
4.95%, 3/29/33	175	178
	Face Amount (000)		Value (000)
General Motors Co.,
6.60%, 4/1/36		$325	$335
6.75%, 4/1/46		125	127
Glencore Funding LLC
2.50%, 9/1/30 (a)(c)		600	503
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27		275	264
Global Payments, Inc.,
2.90%, 11/15/31		125	103
5.40%, 8/15/32		375	368
Grifols SA
2.25%, 11/15/27 (a)	EUR	310	287
Hanesbrands, Inc.
9.00%, 2/15/31 (a)(c)		$250	256
HCA, Inc.
3.50%, 7/15/51		925	640
HF Sinclair Corp.
5.88%, 4/1/26		500	506
Hudbay Minerals, Inc.
4.50%, 4/1/26 (a)		300	277
Hyundai Capital America
3.00%, 2/10/27 (a)		1,200	1,102
Imperial Brands Finance PLC
6.13%, 7/27/27 (a)		400	411
Intel Corp.,
2.80%, 8/12/41		150	109
3.25%, 11/15/49		300	214
5.90%, 2/10/63		300	309
International Business Machines Corp.
2.85%, 5/15/40		375	277
Jacobs Engineering Group, Inc.
5.90%, 3/1/33		1,525	1,528
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27 (a)		550	489
JDE Peet's NV
1.38%, 1/15/27 (a)		875	760
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33		433	367
Kinder Morgan, Inc.
3.60%, 2/15/51		225	160
Kohl's Corp.
3.63%, 5/1/31		375	253
Kyndryl Holdings, Inc.,
2.70%, 10/15/28		825	692
3.15%, 10/15/31		450	344
Level 3 Financing, Inc.
3.40%, 3/1/27 (a)		625	495
Lithia Motors, Inc.
3.88%, 6/1/29 (a)		325	282
Lowe's Cos., Inc.
5.80%, 9/15/62		575	580

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)		$405	$360
Marriott International, Inc.,
Series HH
2.85%, 4/15/31		1,075	916
McDonald's Corp.
4.45%, 9/1/48		175	163
MDGH GMTN (RSC) Ltd.
4.50%, 11/7/28 (a)		425	424
Micron Technology, Inc.
2.70%, 4/15/32		1,275	1,022
Midwest Connector Capital Co. LLC
4.63%, 4/1/29 (a)		600	563
Minsur SA
4.50%, 10/28/31 (a)		200	171
National Fuel Gas Co.
2.95%, 3/1/31		1,036	833
NBN Co. Ltd.
2.63%, 5/5/31 (a)		1,225	1,028
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)		1,125	1,016
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26 (a)		1,125	974
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)		300	296
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 2/15/32		650	533
ONEOK, Inc.,
3.10%, 3/15/30		1,125	984
3.40%, 9/1/29		275	245
Oracle Corp.,
3.60%, 4/1/50		525	373
3.85%, 7/15/36		225	193
5.55%, 2/6/53		175	167
Peloton Interactive, Inc.
0.00%, 2/15/26		415	317
Philip Morris International, Inc.
5.38%, 2/15/33		300	307
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	150
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		$300	232
RingCentral, Inc.
0.00%, 3/15/26		175	142
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	375
Rogers Communications, Inc.
4.55%, 3/15/52 (a)		775	638
Sabine Pass Liquefaction LLC
4.50%, 5/15/30		950	917
	Face Amount (000)		Value (000)
Sigma Alimentos SA de CV
4.13%, 5/2/26		$450	$429
Silgan Holdings, Inc.
1.40%, 4/1/26 (a)		500	449
Sirius XM Radio, Inc.
3.88%, 9/1/31 (a)		600	467
Smithfield Foods, Inc.
3.00%, 10/15/30 (a)		850	679
Sodexo, Inc.
2.72%, 4/16/31 (a)		675	567
Spotify USA, Inc.
0.00%, 3/15/26		165	139
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	94
Starbucks Corp.
4.80%, 2/15/33		$100	101
Syngenta Finance NV
4.89%, 4/24/25 (a)		300	294
T-Mobile USA, Inc.,
2.25%, 11/15/31		725	594
3.30%, 2/15/51		250	178
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)		200	170
3.60%, 1/19/28 (a)		500	472
3.98%, 4/11/29 (a)		300	285
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		400	381
Transurban Finance Co. Pty Ltd.
2.45%, 3/16/31 (a)		500	408
Uber Technologies, Inc.
0.00%, 12/15/25 (c)		150	133
Var Energi ASA
7.50%, 1/15/28 (a)		600	622
Verizon Communications, Inc.,
2.55%, 3/21/31		275	234
2.65%, 11/20/40		850	608
3.40%, 3/22/41		300	239
VICI Properties LP/VICI Note Co., Inc.,
3.88%, 2/15/29 (a)		1,100	979
5.75%, 2/1/27 (a)		375	369
Vontier Corp.
2.95%, 4/1/31		1,050	841
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (a)		475	424
5.05%, 3/15/42 (a)		325	272
5.14%, 3/15/52 (a)		725	588
Western Digital Corp.
1.50%, 2/1/24		215	208
Williams Cos., Inc.
5.30%, 8/15/52		600	567
Ziff Davis, Inc.
1.75%, 11/1/26 (a)		200	197
			63,895

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (9.9%)
AEP Transmission Co. LLC
5.40%, 3/15/53	$475	$496
APA Infrastructure Ltd.
4.20%, 3/23/25 (a)	300	294
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	350	241
4.60%, 5/1/53	150	137
Calpine Corp.
5.13%, 3/15/28 (a)	300	275
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)	250	243
Consumers Energy Co.
2.50%, 5/1/60	325	191
Dominion Energy, Inc.
5.38%, 11/15/32	400	410
DTE Electric Co.
3.95%, 3/1/49	450	380
Duke Energy Corp.
5.00%, 8/15/52	525	489
Duke Energy Indiana LLC
2.75%, 4/1/50	580	384
EDP Finance BV
6.30%, 10/11/27 (a)	700	727
Enel Finance America LLC
2.88%, 7/12/41 (a)	500	330
Entergy Texas, Inc.
3.55%, 9/30/49	200	153
Fells Point Funding Trust
3.05%, 1/31/27 (a)	1,275	1,184
Interstate Power and Light Co.,
2.30%, 6/1/30	300	251
3.50%, 9/30/49	175	132
Jersey Central Power & Light Co.
2.75%, 3/1/32 (a)	375	314
Metropolitan Edison Co.
5.20%, 4/1/28 (a)	325	328
New England Power Co.
5.94%, 11/25/52 (a)	300	330
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	475	321
5.05%, 2/28/33	375	376
Northern States Power Co.
2.90%, 3/1/50	350	248
Pacific Gas and Electric Co.
3.30%, 8/1/40	375	267
PECO Energy Co.
3.05%, 3/15/51	425	303
Pennsylvania Electric Co.
5.15%, 3/30/26 (a)	300	302
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	475	397
	Face Amount (000)	Value (000)
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	$275	$204
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	525	435
Southern California Edison Co.,
4.00%, 4/1/47	250	206
5.70%, 3/1/53	525	547
Southern Co.
4.40%, 7/1/46	525	458
Union Electric Co.
3.90%, 4/1/52	250	210
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	170
Series A
2.95%, 11/15/51	375	256
Series C
4.63%, 5/15/52	225	205
Vistra Operations Co. LLC
4.88%, 5/13/24 (a)	900	888
		13,082
Sovereign (0.3%)
Petroleos Mexicanos
10.00%, 2/7/33 (a)(c)	473	454
Total Fixed Income Securities (Cost $136,396)		128,198
	Shares
Short-Term Investments (3.3%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $963)	963,081	963
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,643)	1,643,345	1,643
	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill 5.01%, 11/30/23 (e)(f) (Cost $1,805)	$1,865	1,810
Total Short-Term Investments (Cost $4,411)		4,416
Total Investments (100.1%) (Cost $140,807) Including $1,769 of Securities Loaned (g)(h)		132,614
Liabilities in Excess of Other Assets (–0.1%)		(104)
Net Assets (100.0%)		$132,510

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  All or a portion of this security was on loan at March 31, 2023.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.

(e)  Rate shown is the yield to maturity at March 31, 2023.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)  Securities are available for collateral in connection with, purchase of open foreign currency forward exchange contract and open futures contracts.

(h)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,003,000 and the aggregate gross unrealized depreciation is approximately $10,048,000, resulting in net unrealized depreciation of approximately $8,045,000.

GMTN  Global Medium Term Note.

MTN  Medium Term Note.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average

USD  United States Dollar.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	524	$573	5/11/23	$3
JPMorgan Chase Bank NA	GBP	580	$705	5/11/23	(11)
					$(8)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	63	Jun-23		$12,600	$13,007	$132
U.S. Treasury Long Bond (United States)	85	Jun-23		8,500	11,148	387
U.S. Treasury Ultra Bond (United States)	40	Jun-23		4,000	5,645	193
Short:
German Euro-Bobl Index (Germany)	1	Jun-23	EUR	(100)	(128)	(3)
German Euro-Bund Index (Germany)	1	Jun-23		(100)	(147)	(5)
U.S. Treasury 10 yr. Note (United States)	64	Jun-23		$(6,400)	(7,355)	(171)
U.S. Treasury 10 yr. Ultra Note (United States)	98	Jun-23		(9,800)	(11,872)	(332)
U.S. Treasury 5 yr. Note (United States)	33	Jun-23		(3,300)	(3,614)	(45)
						$156

EUR  —  Euro

GBP  —  British Pound

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	48.8%
Finance	36.4
Utilities	10.0
Other**	4.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $52,916,000 and net unrealized appreciation of approximately $156,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $8,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $138,201)	$130,008
Investment in Security of Affiliated Issuer, at Value (Cost $2,606)	2,606
Total Investments in Securities, at Value (Cost $140,807)	132,614
Foreign Currency, at Value (Cost $12)	13
Receivable for Investments Sold	1,372
Interest Receivable	1,333
Receivable for Variation Margin on Futures Contracts	50
Receivable for Fund Shares Sold	43
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	3
Receivable from Affiliate	2
Receivable from Securities Lending Income	—	@
Other Assets	71
Total Assets	135,501
Liabilities:
Collateral on Securities Loaned, at Value	1,643
Payable for Investments Purchased	1,038
Payable for Fund Shares Redeemed	58
Payable for Advisory Fees	51
Payable for Professional Fees	40
Payable for Trustees' Fees and Expenses	39
Payable for Sub Transfer Agency Fees — Class I	18
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	12
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	11
Payable for Custodian Fees	10
Payable for Administration Fees	9
Deferred Capital Gain Country Tax	8
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Bank Overdraft	1
Other Liabilities	46
Total Liabilities	2,991
Net Assets	$132,510
Net Assets Consist of:
Paid-in-Capital	$159,647
Total Accumulated Loss	(27,137)
Net Assets	$132,510

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2023 (000)
CLASS I:
Net Assets	$116,035
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,065,047
Net Asset Value, Offering and Redemption Price Per Share	$10.49
CLASS A:
Net Assets	$14,044
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,337,251
Net Asset Value, Redemption Price Per Share	$10.50
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.37
Maximum Offering Price Per Share	$10.85
CLASS L:
Net Assets	$1,035
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	98,617
Net Asset Value, Offering and Redemption Price Per Share	$10.49
CLASS C:
Net Assets	$1,396
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	134,006
Net Asset Value, Offering and Redemption Price Per Share	$10.42
(1) Including: Securities on Loan, at Value:	$1,769

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,107
Dividends from Security of Affiliated Issuer (Note G)	37
Income from Securities Loaned — Net	3
Total Investment Income	3,147
Expenses:
Advisory Fees (Note B)	245
Professional Fees	82
Transfer Agency Fees — Class I (Note E)	64
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Sub Transfer Agency Fees — Class I	43
Sub Transfer Agency Fees — Class A	8
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	52
Registration Fees	46
Shareholder Services Fees — Class A (Note D)	17
Distribution and Shareholder Services Fees — Class L (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	7
Custodian Fees (Note F)	15
Pricing Fees	15
Shareholder Reporting Fees	14
Trustees' Fees and Expenses	5
Other Expenses	11
Total Expenses	632
Reimbursement of Class Specific Expenses — Class I (Note B)	(107)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Advisory Fees (Note B)	(27)
Waiver of Shareholder Services Fees — Class A (Note D)	(7)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	488
Net Investment Income	2,659
Realized Loss:
Investments Sold	(7,450)
Foreign Currency Forward Exchange Contracts	(59)
Foreign Currency Translation	(1)
Futures Contracts	(25)
Net Realized Loss	(7,535)
Change in Unrealized Appreciation (Depreciation):
Investments	13,931
Foreign Currency Forward Exchange Contracts	(31)
Foreign Currency Translation	7
Futures Contracts	120
Net Change in Unrealized Appreciation (Depreciation)	14,027
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	6,492
Net Increase in Net Assets Resulting from Operations	$9,151

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,659	$3,880
Net Realized Loss	(7,535)	(10,855)
Net Change in Unrealized Appreciation (Depreciation)	14,027	(25,001)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,151	(31,976)
Dividends and Distributions to Shareholders:
Class I	(2,257)	(7,373)
Class A	(250)	(866)
Class L	(16)	(56)
Class C	(21)	(91)
Total Dividends and Distributions to Shareholders	(2,544)	(8,386)
Capital Share Transactions:(1)
Class I:
Subscribed	16,330	56,097
Distributions Reinvested	2,169	7,055
Redeemed	(23,023)	(74,705)
Class A:
Subscribed	1,903	5,672
Distributions Reinvested	250	866
Redeemed	(2,989)	(7,599)
Class L:
Exchanged	12	—
Distributions Reinvested	16	56
Redeemed	(96)	(132)
Class C:
Subscribed	187	121
Distributions Reinvested	21	90
Redeemed	(379)	(1,310)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,599)	(13,789)
Total Increase (Decrease) in Net Assets	1,008	(54,151)
Net Assets:
Beginning of Period	131,502	185,653
End of Period	$132,510	$131,502
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,583	5,109
Shares Issued on Distributions Reinvested	212	583
Shares Redeemed	(2,267)	(6,614)
Net Decrease in Class I Shares Outstanding	(472)	(922)
Class A:
Shares Subscribed	184	485
Shares Issued on Distributions Reinvested	24	71
Shares Redeemed	(292)	(653)
Net Decrease in Class A Shares Outstanding	(84)	(97)
Class L:
Shares Exchanged	1	—
Shares Issued on Distributions Reinvested	2	5
Shares Redeemed	(10)	(11)
Net Decrease in Class L Shares Outstanding	(7)	(6)
Class C:
Shares Subscribed	18	11
Shares Issued on Distributions Reinvested	2	7
Shares Redeemed	(37)	(109)
Net Decrease in Class C Shares Outstanding	(17)	(91)

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.95		$12.96		$13.49		$12.78		$11.80		$12.32
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.30		0.25		0.32		0.40		0.39
Net Realized and Unrealized Gain (Loss)	0.53		(2.69)		(0.05)		0.72		1.04		(0.58)
Total from Investment Operations	0.74		(2.39)		0.20		1.04		1.44		(0.19)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.27)		(0.25)		(0.33)		(0.46)		(0.33)
Net Realized Gain	—		(0.35)		(0.48)		—		—		—
Total Distributions	(0.20)		(0.62)		(0.73)		(0.33)		(0.46)		(0.33)
Net Asset Value, End of Period	$10.49		$9.95		$12.96		$13.49		$12.78		$11.80
Total Return(2)	7.51	%(5)	(19.23)%		1.44%		8.19%		12.64%		(1.60)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$116,035		$114,804		$161,409		$182,070		$122,450		$108,809
Ratio of Expenses Before Expense Limitation	0.93%		0.86%		0.79%		0.86%		1.01%		0.97%
Ratio of Expenses After Expense Limitation	0.70	%(3)(6)	0.70	%(3)	0.70	%(3)	0.70	%(3)	0.70	%(3)	0.70	%(3)
Ratio of Net Investment Income	4.13	%(3)(6)	2.55	%(3)	1.90	%(3)	2.49	%(3)	3.34	%(3)	3.29	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	66	%(5)	110%		125%		133%		64%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.96		$12.97		$13.50		$12.80		$11.81		$12.32
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.26		0.22		0.29		0.37		0.33
Net Realized and Unrealized Gain (Loss)	0.52		(2.68)		(0.05)		0.70		1.04		(0.56)
Total from Investment Operations	0.72		(2.42)		0.17		0.99		1.41		(0.23)
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.24)		(0.22)		(0.29)		(0.42)		(0.28)
Net Realized Gain	—		(0.35)		(0.48)		—		—		—
Total Distributions	(0.18)		(0.59)		(0.70)		(0.29)		(0.42)		(0.28)
Net Asset Value, End of Period	$10.50		$9.96		$12.97		$13.50		$12.80		$11.81
Total Return(2)	7.34	%(5)	(19.45)%		1.22%		7.88%		12.25%		(1.87)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,044		$14,158		$19,689		$10,807		$6,400		$4,496
Ratio of Expenses Before Expense Limitation	1.14%		1.09%		1.02%		1.10%		1.21%		1.29%
Ratio of Expenses After Expense Limitation	0.99	%(3)(6)	0.99	%(3)	0.92	%(3)	0.99	%(3)	0.99	%(3)	1.01	%(3)
Ratio of Net Investment Income	3.83	%(3)(6)	2.28	%(3)	1.68	%(3)	2.20	%(3)	3.04	%(3)	2.78	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	66	%(5)	110%		125%		133%		64%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.95		$12.96		$13.49		$12.79		$11.79		$12.30
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.21		0.17		0.24		0.32		0.29
Net Realized and Unrealized Gain (Loss)	0.53		(2.69)		(0.05)		0.70		1.04		(0.56)
Total from Investment Operations	0.70		(2.48)		0.12		0.94		1.36		(0.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.18)		(0.17)		(0.24)		(0.36)		(0.24)
Net Realized Gain	—		(0.35)		(0.48)		—		—		—
Total Distributions	(0.16)		(0.53)		(0.65)		(0.24)		(0.36)		(0.24)
Net Asset Value, End of Period	$10.49		$9.95		$12.96		$13.49		$12.79		$11.79
Total Return(2)	7.09	%(5)	(19.83)%		0.79%		7.47%		11.82%		(2.19)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,035		$1,049		$1,444		$1,727		$1,671		$1,499
Ratio of Expenses Before Expense Limitation	1.51%		1.43%		N/A		1.39%		1.49%		1.56%
Ratio of Expenses After Expense Limitation	1.47	%(3)(6)	1.43	%(3)	1.33	%(3)	1.38	%(3)	1.38	%(3)	1.38	%(3)
Ratio of Net Investment Income	3.35	%(3)(6)	1.84	%(3)	1.27	%(3)	1.84	%(3)	2.67	%(3)	2.45	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	66	%(5)	110%		125%		133%		64%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$9.89		$12.87		$13.41		$12.71		$11.72		$12.25
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.16		0.10		0.18		0.27		0.25
Net Realized and Unrealized Gain (Loss)	0.53		(2.65)		(0.05)		0.71		1.03		(0.57)
Total from Investment Operations	0.68		(2.49)		0.05		0.89		1.30		(0.32)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.14)		(0.11)		(0.19)		(0.31)		(0.21)
Net Realized Gain	—		(0.35)		(0.48)		—		—		—
Total Distributions	(0.15)		(0.49)		(0.59)		(0.19)		(0.31)		(0.21)
Net Asset Value, End of Period	$10.42		$9.89		$12.87		$13.41		$12.71		$11.72
Total Return(2)	6.88	%(5)	(20.05)%		0.28%		7.09%		11.34%		(2.64)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,396		$1,491		$3,111		$3,222		$2,801		$2,074
Ratio of Expenses Before Expense Limitation	2.01%		1.92%		1.81%		1.90%		2.01%		2.15%
Ratio of Expenses After Expense Limitation	1.80	%(3)(6)	1.80	%(3)	1.80	%(3)	1.80	%(3)	1.80	%(3)	1.80	%(3)
Ratio of Net Investment Income	3.02	%(3)(6)	1.40	%(3)	0.80	%(3)	1.42	%(3)	2.24	%(3)	2.10	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	66	%(5)	110%		125%		133%		64%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$3,108	$—	$3,108
Corporate Bonds	—	124,636	—	124,636
Sovereign	—	454	—	454
Total Fixed Income Securities	—	128,198	—	128,198
Short-Term Investments
Investment Company	2,606	—	—	2,606
U.S. Treasury Securities	—	1,810	—	1,810
Total Short-Term Investments	2,606	1,810	—	4,416
Foreign Currency Forward Exchange Contract	—	3	—	3
Futures Contracts	712	—	—	712
Total Assets	3,318	130,011	—	133,329
Liabilities:
Foreign Currency Forward Exchange Contract	—	(11)	—	(11)
Futures Contracts	(556)	—	—	(556)
Total Liabilities	(556)	(11)	—	(567)
Total	$2,762	$130,000	$—	$132,762

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currency, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2023:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$3
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	712	(a)
Total			$715
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(11)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(556	)(a)
Total			$(567)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(59)
Interest Rate Risk	Futures Contracts	(25)
Total		$(84)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(31)
Interest Rate Risk	Futures Contracts	120
Total		$89

At March 31, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$3	$(11)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA

Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$3	$—	$—	$3
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$11	$—	$—	$11

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended March 31, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,349,000
Futures Contracts:
Average monthly notional value	$67,674,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,769	(d)	$—	$(1,769	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $1,643,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $149,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$1,181	$—	$—	$—	$1,181
Sovereign	462	—	—	—	462
Total	$1,643	$—	$—	$—	$1,643
Total Borrowings	$1,643	$—	$—	$—	$1,643
Gross amount of recognized liabilities for securities lending transactions					$1,643

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2023, approximately $27,000 of advisory fees were waived and approximately $108,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended March 31, 2023, this waiver amounted to approximately $7,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2023, EVM earned $0 for providing such services.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $83,467,000 and $90,429,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2023 is as follows:

Affiliated Investment Company	Value September 30, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,799	$29,425	$29,618	$37
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2023 (000)
Liquidity Funds	$—	$—	$2,606

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2023, included in "Trustees' Fees and Expenses" in the Statement of Operations amounted to approximately $2,000. At March 31, 2023, the Fund had an accrued pension liability of approximately $39,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,558	$4,828	$6,696	$4,402

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$391	$—

At September 30, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $6,287,000 and $5,167,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.1%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1(800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
5647260 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Trustees and Officers Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Discovery Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Expense Example

Discovery Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,000.00	$1,021.14	$3.79	$3.83	0.76%
Discovery Portfolio Class A	1,000.00	998.80	1,019.95	4.98	5.04	1.00
Discovery Portfolio Class L	1,000.00	995.20	1,017.20	7.71	7.80	1.55
Discovery Portfolio Class C	1,000.00	994.70	1,015.81	9.10	9.20	1.83
Discovery Portfolio Class R6	1,000.00	1,000.00	1,021.74	3.19	3.23	0.64

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Biotechnology (1.1%)
Intellia Therapeutics, Inc. (a)	115,462	$4,303
ProKidney Corp. (a)(b)	555,667	6,290
		10,593
Broadline Retail (7.2%)
Coupang, Inc. (a)	1,032,176	16,515
Global-e Online Ltd. (Israel) (a)	1,754,814	56,558
		73,073
Chemicals (0.3%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	2,160,783	2,874
Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	1,429,699	1,987
Entertainment (6.2%)
ROBLOX Corp., Class A (a)	1,397,130	62,843
Financial Services (9.3%)
Adyen NV (Netherlands) (a)	39,083	62,276
Affirm Holdings, Inc. (a)(b)	2,847,005	32,086
		94,362
Ground Transportation (1.7%)
Grab Holdings Ltd., Class A (Singapore) (a)	5,687,233	17,119
Health Care Providers & Services (5.4%)
Agilon Health, Inc. (a)	2,092,000	49,685
Guardant Health, Inc. (a)	220,749	5,174
		54,859
Health Care Technology (4.8%)
Doximity, Inc., Class A (a)	1,484,127	48,056
Hotels, Restaurants & Leisure (5.6%)
DoorDash, Inc., Class A (a)	892,622	56,735
Information Technology Services (12.8%)
Cloudflare, Inc., Class A (a)	1,247,206	76,902
Snowflake, Inc., Class A (a)	343,747	53,037
		129,939
Interactive Media & Services (1.5%)
ZoomInfo Technologies, Inc., Class A (a)	589,627	14,570
Leisure Products (2.3%)
Peloton Interactive, Inc., Class A (a)	2,073,840	23,517
Life Sciences Tools & Services (2.4%)
10X Genomics, Inc., Class A (a)	423,945	23,652
Illumina, Inc. (a)	3,464	805
		24,457
Media (7.2%)
Trade Desk, Inc., Class A (a)	1,202,885	73,268
Pharmaceuticals (5.7%)
Royalty Pharma PLC, Class A (United Kingdom)	1,605,781	57,856
	Shares	Value (000)
Software (11.9%)
Bill.Com Holdings, Inc. (a)	433,089	$35,141
Gitlab, Inc., Class A (a)	588,538	20,181
MicroStrategy, Inc., Class A (a)(b)	23,338	6,822
Procore Technologies, Inc. (a)	426,235	26,695
Samsara, Inc., Class A (a)	1,589,833	31,352
		120,191
Specialty Retail (7.9%)
Carvana Co. (a)(b)	667,693	6,537
Chewy, Inc., Class A (a)	1,297,531	48,502
Floor & Decor Holdings, Inc., Class A (a)	162,792	15,989
Wayfair, Inc., Class A (a)	266,130	9,139
		80,167
Total Common Stocks (Cost $1,393,702)		946,466
Preferred Stock (2.3%)
Software (2.3%)
Databricks, Inc. (a)(c)(d) (acquisition cost — $31,810 ; acquired 8/31/21) (Cost $31,810)	432,882	23,813
Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $30,035)	843,214	13,795
	No. of Warrants
Warrant (0.0%) (e)
Chemicals (0.0%) (e)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $656)	196,782	35
	Shares
Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	15,124,518	15,125
	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $1,713; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $1,753)	$1,718	1,718
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $1,713; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $1,753)	1,719	1,719
		3,437
Total Securities held as Collateral on Loaned Securities (Cost $18,562)		18,562

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Shares	Value (000)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $22,967)	22,966,588	$22,967
Total Short-Term Investments (Cost $41,529)		41,529
Total Investments Excluding Purchased Options (101.3%) (Cost $1,497,732)		1,025,638
Total Purchased Options Outstanding (0.1%) (Cost $3,734)		1,193
Total Investments (101.4%) (Cost $1,501,466) Including $22,258 of Securities Loaned (f)(g)(h)		1,026,831
Liabilities in Excess of Other Assets (–1.4%)		(14,102)
Net Assets (100.0%)		$1,012,729

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2023.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to approximately $23,813,000 and represents 2.4% of net assets.

(d)  At March 31, 2023, the Fund held a fair valued security at approximately $23,813,000, representing 2.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(e)  Amount is less than 0.05%.

(f)  The approximate fair value and percentage of net assets, $62,276,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(g)  Securities are available for collateral in connection with purchased options.

(h)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $64,290,000 and the aggregate gross unrealized depreciation is approximately $538,925,000, resulting in net unrealized depreciation of approximately $474,635,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	279,968,319	279,968	$180	$1,390	$(1,210)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	309,556,026	309,556	273	1,382	(1,109)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	2,378,602	2,379	1	11	(10)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	202,038,446	202,038	739	951	(212)
							$1,193	$3,734	$(2,541)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	17.9%
Software	14.3
Information Technology Services	12.9
Financial Services	9.4
Specialty Retail	8.0
Media	7.3
Broadline Retail	7.3
Entertainment	6.2
Pharmaceuticals	5.7
Hotels, Restaurants & Leisure	5.6
Health Care Providers & Services	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,463,374)	$988,739
Investment in Security of Affiliated Issuer, at Value (Cost $38,092)	38,092
Total Investments in Securities, at Value (Cost $1,501,466)	1,026,831
Foreign Currency, at Value (Cost $2)	2
Receivable for Investments Sold	9,225
Receivable for Fund Shares Sold	422
Receivable from Securities Lending Income	320
Receivable from Affiliate	68
Other Assets	279
Total Assets	1,037,147
Liabilities:
Collateral on Securities Loaned, at Value	18,562
Payable for Fund Shares Redeemed	1,659
Due to Broker	1,353
Payable for Advisory Fees	1,236
Payable for Investments Purchased	800
Payable for Sub Transfer Agency Fees — Class I	182
Payable for Sub Transfer Agency Fees — Class A	124
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	7
Payable for Shareholder Services Fees — Class A	97
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	12
Payable for Administration Fees	67
Payable for Professional Fees	38
Payable for Trustees' Fees and Expenses	38
Payable for Transfer Agency Fees — Class I	11
Payable for Transfer Agency Fees — Class A	7
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class R6	7
Payable for Custodian Fees	18
Bank Overdraft	4
Other Liabilities	188
Total Liabilities	24,418
Net Assets	$1,012,729
Net Assets Consist of:
Paid-in-Capital	$2,927,873
Total Accumulated Loss	(1,915,144)
Net Assets	$1,012,729

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2023 (000)
CLASS I:
Net Assets	$337,146
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	27,956,630
Net Asset Value, Offering and Redemption Price Per Share	$12.06
CLASS A:
Net Assets	$470,339
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	57,377,817
Net Asset Value, Redemption Price Per Share	$8.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.45
Maximum Offering Price Per Share	$8.65
CLASS L:
Net Assets	$4,311
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	698,740
Net Asset Value, Offering and Redemption Price Per Share	$6.17
CLASS C:
Net Assets	$14,188
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,896,709
Net Asset Value, Offering and Redemption Price Per Share	$7.48
CLASS R6:
Net Assets	$186,745
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	15,130,586
Net Asset Value, Offering and Redemption Price Per Share	$12.34
(1) Including: Securities on Loan, at Value:	$22,258

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Income from Securities Loaned — Net	$2,081
Dividends from Securities of Unaffiliated Issuers	572
Dividends from Security of Affiliated Issuer (Note G)	547
Total Investment Income	3,200
Expenses:
Advisory Fees (Note B)	2,625
Shareholder Services Fees — Class A (Note D)	591
Distribution and Shareholder Services Fees — Class L (Note D)	16
Distribution and Shareholder Services Fees — Class C (Note D)	71
Sub Transfer Agency Fees — Class I	206
Sub Transfer Agency Fees — Class A	250
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	12
Administration Fees (Note C)	420
Registration Fees	86
Professional Fees	80
Shareholder Reporting Fees	77
Transfer Agency Fees — Class I (Note E)	28
Transfer Agency Fees — Class A (Note E)	26
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	5
Custodian Fees (Note F)	25
Trustees' Fees and Expenses	12
Pricing Fees	2
Other Expenses	30
Total Expenses	4,568
Rebate from Morgan Stanley Affiliate (Note G)	(28)
Net Expenses	4,540
Net Investment Loss	(1,340)
Realized Gain (Loss):
Investments Sold	(281,417)
Foreign Currency Translation	37
Net Realized Loss	(281,380)
Change in Unrealized Appreciation (Depreciation):
Investments	262,218
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	262,218
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(19,162)
Net Decrease in Net Assets Resulting from Operations	$(20,502)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,340)	$(16,791)
Net Realized Loss	(281,380)	(1,135,087)
Net Change in Unrealized Appreciation (Depreciation)	262,218	(1,012,312)
Net Decrease in Net Assets Resulting from Operations	(20,502)	(2,164,190)
Dividends and Distributions to Shareholders:
Class I	—	(386,320)
Class A	—	(575,714)
Class L	—	(5,061)
Class C	—	(19,087)
Class R6*	—	(129,368)
Total Dividends and Distributions to Shareholders	—	(1,115,550)
Capital Share Transactions:(1)
Class I:
Subscribed	111,910	400,574
Distributions Reinvested	—	377,934
Redeemed	(175,310)	(865,913)
Class A:
Subscribed	28,772	203,921
Distributions Reinvested	—	568,915
Redeemed	(81,996)	(639,762)
Class L:
Exchanged	169	59
Distributions Reinvested	—	4,989
Redeemed	(512)	(1,076)
Class C:
Subscribed	1,286	5,755
Distributions Reinvested	—	17,813
Redeemed	(2,286)	(18,434)
Class R6:*
Subscribed	25,880	126,508
Distributions Reinvested	—	117,594
Redeemed	(33,523)	(145,532)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(125,610)	153,345
Total Decrease in Net Assets	(146,112)	(3,126,395)
Net Assets:
Beginning of Period	1,158,841	4,285,236
End of Period	$1,012,729	$1,158,841
The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Discovery Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,719	19,793
Shares Issued on Distributions Reinvested	—	13,059
Shares Redeemed	(16,277)	(39,274)
Net Decrease in Class I Shares Outstanding	(6,558)	(6,422)
Class A:
Shares Subscribed	3,668	12,433
Shares Issued on Distributions Reinvested	—	28,820
Shares Redeemed	(10,577)	(37,499)
Net Increase (Decrease) in Class A Shares Outstanding	(6,909)	3,754
Class L:
Shares Exchanged	27	5
Shares Issued on Distributions Reinvested	—	333
Shares Redeemed	(88)	(88)
Net Increase (Decrease) in Class L Shares Outstanding	(61)	250
Class C:
Shares Subscribed	181	362
Shares Issued on Distributions Reinvested	—	979
Shares Redeemed	(327)	(1,263)
Net Increase (Decrease) in Class C Shares Outstanding	(146)	78
Class R6:*
Shares Subscribed	2,200	5,864
Shares Issued on Distributions Reinvested	—	3,977
Shares Redeemed	(2,860)	(6,884)
Net Increase (Decrease) in Class R6 Shares Outstanding	(660)	2,957

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$12.06		$42.00		$38.19		$19.92		$23.30		$22.30
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.14)		(0.24)		(0.15)		(0.05)		(0.07)
Net Realized and Unrealized Gain (Loss)	0.01		(19.69)		7.35		20.73		0.35		7.99
Total from Investment Operations	0.00	(3)	(19.83)		7.11		20.58		0.30		7.92
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.11)		(3.30)		(2.31)		(3.68)		(6.92)
Net Asset Value, End of Period	$12.06		$12.06		$42.00		$38.19		$19.92		$23.30
Total Return(4)	0.00	%(7)	(61.26)%		18.36%		115.34%		4.71%		47.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$337,146		$416,283		$1,719,520		$1,282,828		$374,736		$304,179
Ratio of Expenses Before Expense Limitation	0.76	%(8)	0.77%		N/A		0.74%		0.74%		0.72%
Ratio of Expenses After Expense Limitation	0.76	%(5)(8)	0.77	%(5)	0.72	%(5)	0.73	%(5)	0.73	%(5)	0.71	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.72	%(5)	0.73	%(5)	0.73	%(5)	0.71	%(5)
Ratio of Net Investment Loss	(0.14	)%(5)(8)	(0.58	)%(5)	(0.54	)%(5)	(0.57	)%(5)	(0.27	)%(5)	(0.35	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(7)	67%		115%		65%		116%		86%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$8.21		$32.12		$29.92		$16.12		$19.71		$19.92
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.14)		(0.27)		(0.17)		(0.09)		(0.11)
Net Realized and Unrealized Gain (Loss)	0.01		(13.66)		5.77		16.28		0.18		6.82
Total from Investment Operations	(0.01)		(13.80)		5.50		16.11		0.09		6.71
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.11)		(3.30)		(2.31)		(3.68)		(6.92)
Net Asset Value, End of Period	$8.20		$8.21		$32.12		$29.92		$16.12		$19.71
Total Return(3)	(0.12	)%(6)	(61.35)%		18.02%		114.87%		4.40%		47.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$470,339		$527,685		$1,944,335		$1,403,660		$403,285		$304,921
Ratio of Expenses Before Expense Limitation	1.01	%(7)	1.03%		N/A		1.01%		1.00%		1.02%
Ratio of Expenses After Expense Limitation	1.00	%(4)(7)	1.03	%(4)	1.00	%(4)	1.00	%(4)	0.99	%(4)	1.01	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(4)	1.00	%(4)	0.99	%(4)	1.01	%(4)
Ratio of Net Investment Loss	(0.41	)%(4)(7)	(0.85	)%(4)	(0.81	)%(4)	(0.82	)%(4)	(0.52	)%(4)	(0.65	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(6)	67%		115%		65%		116%		86%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$6.20		$27.00		$25.69		$14.21		$17.96		$18.79
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.16)		(0.36)		(0.21)		(0.15)		(0.18)
Net Realized and Unrealized Gain (Loss)	(0.00	)(3)	(10.53)		4.97		14.00		0.08		6.27
Total from Investment Operations	(0.03)		(10.69)		4.61		13.79		(0.07)		6.09
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.11)		(3.30)		(2.31)		(3.68)		(6.92)
Net Asset Value, End of Period	$6.17		$6.20		$27.00		$25.69		$14.21		$17.96
Total Return(4)	(0.48	)%(7)	(61.52)%		17.48%		113.70%		3.90%		46.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,311		$4,704		$13,762		$14,173		$8,124		$9,572
Ratio of Expenses Before Expense Limitation	1.55	%(8)	1.51%		N/A		1.50%		1.51%		1.51%
Ratio of Expenses After Expense Limitation	1.55	%(5)(8)	1.51	%(5)	1.44	%(5)	1.49	%(5)	1.50	%(5)	1.50	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.44	%(5)	1.49	%(5)	1.50	%(5)	1.50	%(5)
Ratio of Net Investment Loss	(0.94	)%(5)(8)	(1.33	)%(5)	(1.26	)%(5)	(1.27	)%(5)	(1.06	)%(5)	(1.15	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(7)	67%		115%		65%		116%		86%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Discovery Portfolio

	Class C
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$7.52		$30.51		$28.74		$15.67		$19.42		$19.85
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.24)		(0.49)		(0.32)		(0.22)		(0.29)
Net Realized and Unrealized Gain (Loss)	0.00	(3)	(12.64)		5.56		15.70		0.15		6.78
Total from Investment Operations	(0.04)		(12.88)		5.07		15.38		(0.07)		6.49
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.11)		(3.30)		(2.31)		(3.68)		(6.92)
Net Asset Value, End of Period	$7.48		$7.52		$30.51		$28.74		$15.67		$19.42
Total Return(4)	(0.53	)%(7)	(61.66)%		17.21%		113.21%		3.55%		46.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,188		$15,363		$59,936		$33,781		$6,518		$536
Ratio of Expenses Before Expense Limitation	1.84	%(8)	1.77%		N/A		1.75%		1.84%		3.69%
Ratio of Expenses After Expense Limitation	1.83	%(5)(8)	1.77	%(5)	1.71	%(5)	1.74	%(5)	1.83	%(5)	1.89	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.71	%(5)	1.74	%(5)	1.83	%(5)	1.89	%(5)
Ratio of Net Investment Loss	(1.22	)%(5)(8)	(1.59	)%(5)	(1.52	)%(5)	(1.59	)%(5)	(1.32	)%(5)	(1.58	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(7)	67%		115%		65%		116%		86%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Discovery Portfolio

	Class R6(1)
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		2018(2)
Net Asset Value, Beginning of Period	$12.34		$42.67		$38.72		$20.15		$23.50		$22.43
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.00	)(4)	(0.10)		(0.19)		(0.12)		(0.04)		(0.06)
Net Realized and Unrealized Gain (Loss)	0.00	(4)	(20.12)		7.44		21.00		0.37		8.05
Total from Investment Operations	0.00	(4)	(20.22)		7.25		20.88		0.33		7.99
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.11)		(3.30)		(2.31)		(3.68)		(6.92)
Net Asset Value, End of Period	$12.34		$12.34		$42.67		$38.72		$20.15		$23.50
Total Return(5)	0.00	%(8)	(61.20)%		18.47%		115.65%		4.77%		47.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$186,745		$194,806		$547,683		$354,067		$130,653		$93,005
Ratio of Expenses Before Expense Limitation	0.65	%(9)	0.64%		N/A		0.64%		0.64%		0.66%
Ratio of Expenses After Expense Limitation	0.64	%(6)(9)	0.64	%(6)	0.61	%(6)	0.63	%(6)	0.63	%(6)	0.65	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.61	%(6)	0.63	%(6)	0.63	%(6)	0.65	%(6)
Ratio of Net Investment Loss	(0.03	)%(6)(9)	(0.45	)%(6)	(0.42	)%(6)	(0.44	)%(6)	(0.18	)%(6)	(0.30	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(8)	67%		115%		65%		116%		86%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund has suspended offering of Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all ac-

counting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2023, the Subsidiary represented approximately $16,705,000 or approximately 1.65% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of

Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$10,593	$—	$—	$10,593
Broadline Retail	73,073	—	—	73,073
Chemicals	2,874	—	—	2,874
Commercial Services & Supplies	1,987	—	—	1,987
Entertainment	62,843	—	—	62,843
Financial Services	32,086	62,276	—	94,362
Ground Transportation	17,119	—	—	17,119
Health Care Providers & Services	54,859	—	—	54,859
Health Care Technology	48,056	—	—	48,056
Hotels, Restaurants & Leisure	56,735	—	—	56,735
Information Technology Services	129,939	—	—	129,939
Interactive Media & Services	14,570	—	—	14,570
Leisure Products	23,517	—	—	23,517
Life Sciences Tools & Services	24,457	—	—	24,457
Media	73,268	—	—	73,268
Pharmaceuticals	57,856	—	—	57,856
Software	120,191	—	—	120,191
Specialty Retail	80,167	—	—	80,167
Total Common Stocks	884,190	62,276	—	946,466

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Software	$—	$—	$23,813	$23,813
Investment Company	13,795	—	—	13,795
Warrant	35	—	—	35
Call Options Purchased	—	1,193	—	1,193
Short-Term Investments
Investment Company	38,092	—	—	38,092
Repurchase Agreements	—	3,437	—	3,437
Total Short-Term Investments	38,092	3,437	—	41,529
Total Assets	$936,112	$66,906	$23,813	$1,026,831

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$25,782
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1,969)
Realized gains (losses)	—
Ending Balance	$23,813
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$(1,969)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023:

	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$23,813	Market Transaction Method	Precedent Transaction	$60.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,193	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,231	)(b)

(b) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(5,524	)(c)

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At March 31, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$1,193	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the

Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$1	$—	$(1)	$0
JP Morgan Chase Bank NA	919	—	(850)	69
Standard Chartered Bank	273		(273)	0
Total	$1,193	$—	$(1,124)	$69

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	789,967,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$22,258	(f)	$—	$(21,903	)(g)	$355

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $18,562,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,341,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$18,562	$—	$—	$—	$18,562
Total Borrowings	$18,562	$—	$—	$—	$18,562
Gross amount of recognized liabilities for securities lending transactions					$18,562

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's

Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2023, EVM earned $0 for providing such services.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $220,131,000 and $366,963,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2023, advisory fees paid were reduced by approximately $28,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2023 is as follows:

Affiliated Investment Company	Value September 30, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$55,890	$262,252	$280,050	$547
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2023 (000)
Liquidity Funds	$—	$—	$38,092

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2023, included in "Trustees' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $2,000. At March 31, 2023, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service,

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$354,635	$760,915	$64,858	$300,505

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$7,447	$(7,447)

At September 30, 2022, the Fund had no distributable earnings on a tax basis.

At September 30, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $537,518,000 and $498,111,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2022, the Fund intends to defer to October 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$32,037	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.4%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrency indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1(800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
5647219 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Trustees and Officers Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Dynamic Value Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Expense Example

Dynamic Value Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Dynamic Value Portfolio Class I	$1,000.00	$1,119.70	$1,022.39	$2.70	$2.57	0.51%
Dynamic Value Portfolio Class A	1,000.00	1,118.30	1,020.59	4.59	4.38	0.87
Dynamic Value Portfolio Class C	1,000.00	1,116.20	1,016.80	8.60	8.20	1.63
Dynamic Value Portfolio Class R6	1,000.00	1,121.00	1,022.49	2.59	2.47	0.49

*  Expenses are calculated using each fundcode not found Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Aerospace & Defense (0.8%)
Huntington Ingalls Industries, Inc.	2,181	$452
Textron, Inc.	6,474	457
		909
Automobiles (0.9%)
General Motors Co.	13,606	499
Thor Industries, Inc.	6,238	497
		996
Banks (4.9%)
Comerica, Inc.	19,314	839
First Republic Bank	28,291	396
KeyCorp	68,156	853
PacWest Bancorp	87,580	852
Popular, Inc.	15,565	893
Synovus Financial Corp.	27,955	862
Zions Bancorp NA	27,820	833
		5,528
Beverages (0.6%)
Molson Coors Beverage Co., Class B	13,888	718
Biotechnology (1.6%)
Gilead Sciences, Inc.	10,983	911
United Therapeutics Corp. (a)	4,110	921
		1,832
Broadline Retail (0.5%)
Macy's, Inc.	16,495	289
Nordstrom, Inc.	18,280	297
		586
Building Products (2.5%)
Builders FirstSource, Inc. (a)	5,268	468
Carlisle Cos., Inc.	2,044	462
Fortune Brands Innovations, Inc.	7,897	464
Hayward Holdings, Inc. (a)	40,308	473
Masterbrand, Inc. (a)	59,000	474
Owens Corning	4,952	474
		2,815
Capital Markets (2.0%)
Affiliated Managers Group, Inc.	5,398	769
Jefferies Financial Group, Inc.	23,925	759
Virtu Financial, Inc., Class A	39,969	756
		2,284
Chemicals (2.6%)
Celanese Corp.	3,924	427
CF Industries Holdings, Inc.	5,749	417
Chemours Co.	13,958	418
LyondellBasell Industries NV, Class A	4,540	426
Mosaic Co.	9,199	422
Olin Corp.	7,636	424
Westlake Chemical Corp.	3,658	424
		2,958
	Shares	Value (000)
Commercial Banks (0.7%)
Western Alliance Bancorp	23,940	$851
Consumer Finance (4.0%)
Ally Financial, Inc.	29,873	761
Capital One Financial Corp.	7,915	761
Discover Financial Services	7,627	754
OneMain Holdings, Inc.	20,406	757
SLM Corp.	62,555	775
Synchrony Financial	26,004	756
		4,564
Consumer Staples Distribution & Retail (1.8%)
Kroger Co.	13,398	662
US Foods Holding Corp. (a)	18,105	669
Walgreens Boots Alliance, Inc.	19,240	665
		1,996
Containers & Packaging (1.1%)
Berry Global Group, Inc.	7,220	425
International Paper Co.	11,853	427
WestRock Co.	13,973	426
		1,278
Diversified Consumer Services (0.6%)
ADT, Inc.	45,999	332
H&R Block, Inc.	9,612	339
		671
Diversified REITs (0.7%)
Starwood Property Trust, Inc. REIT	42,671	755
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	106,016	2,041
Electric Utilities (2.6%)
Edison International	10,216	721
Hawaiian Electric Industries, Inc.	18,746	720
NRG Energy, Inc.	21,491	737
PG&E Corp. (a)	45,018	728
		2,906
Electrical Equipment (0.4%)
Regal Rexnord Corp.	3,243	456
Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc. (a)	3,388	423
Avnet, Inc.	9,271	419
Jabil, Inc.	4,832	426
TD SYNNEX Corp.	4,377	424
		1,692
Financial Services (2.6%)
Annaly Capital Management, Inc. REIT	38,622	738
Corebridge Financial, Inc.	47,424	760
MGIC Investment Corp.	56,314	756
New Residential Investment Corp. REIT	93,129	745
		2,999

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Food Products (3.2%)
Archer-Daniels-Midland Co.	9,133	$728
Bunge Ltd.	7,437	710
Pilgrim's Pride Corp. (a)	32,107	744
Seaboard Corp.	188	709
Tyson Foods, Inc., Class A	12,385	735
		3,626
Gas Utilities (1.3%)
National Fuel Gas Co.	12,480	720
UGI Corp.	21,166	736
		1,456
Ground Transportation (1.4%)
Knight-Swift Transportation Holdings, Inc.	5,758	326
Ryder System, Inc.	3,655	326
Schneider National, Inc., Class B	12,187	326
U-Haul Holding Co.	11,628	645
		1,623
Health Care Equipment & Supplies (0.5%)
QuidelOrtho Corp. (a)	6,370	567
Health Care Providers & Services (5.5%)
Centene Corp. (a)	8,792	556
Cigna Corp.	2,204	563
CVS Health Corp.	7,554	561
DaVita, Inc. (a)	7,132	579
ENHABIT, Inc. (a)	41,734	581
Henry Schein, Inc. (a)	7,017	572
Laboratory Corp. of America Holdings	2,523	579
Molina Healthcare, Inc. (a)	2,108	564
Premier, Inc., Class A	17,402	563
Tenet Healthcare Corp. (a)	9,983	593
Universal Health Services, Inc., Class B	4,509	573
		6,284
Health Care REITs (0.4%)
Medical Properties Trust, Inc. REIT	50,265	413
Hotel & Resort REITs (0.4%)
Host Hotels & Resorts, Inc. REIT	24,526	404
Hotels, Restaurants & Leisure (1.8%)
Boyd Gaming Corp.	5,300	340
Expedia Group, Inc. (a)	3,476	337
Marriott Vacations Worldwide Corp.	2,513	339
Penn National Gaming, Inc. (a)	11,460	340
Six Flags Entertainment Corp. (a)	13,275	355
Travel & Leisure Co.	8,759	343
		2,054
Household Durables (1.1%)
Lennar Corp., Class A	1,972	208
Lennar Corp., Class B	2,309	206
Mohawk Industries, Inc. (a)	2,088	209
Newell Brands, Inc.	16,703	208
Pulte Group, Inc.	3,536	206
Toll Brothers, Inc.	3,401	204
		1,241
	Shares	Value (000)
Household Products (0.7%)
Reynolds Consumer Products, Inc.	26,920	$740
Independent Power Producers & Energy Traders (1.3%)
AES Corp.	30,396	732
Vistra Corp.	30,331	728
		1,460
Industrial Conglomerates (0.4%)
3M Co.	4,414	464
Information Technology Services (1.6%)
Accenture PLC, Class A	806	231
Akamai Technologies, Inc. (a)	2,941	230
Amdocs Ltd.	2,388	229
Cognizant Technology Solutions Corp., Class A	3,792	231
DXC Technology Co. (a)	9,089	232
International Business Machines Corp.	1,739	228
Kyndryl Holdings, Inc. (a)	15,792	233
Thoughtworks Holding, Inc. (a)	32,423	239
		1,853
Insurance (3.3%)
American International Group, Inc.	9,374	472
F&G Annuities & Life, Inc.	25,764	467
Fidelity National Financial, Inc.	13,400	468
Hartford Financial Services Group, Inc.	6,561	457
Loews Corp.	8,024	466
Old Republic International Corp.	18,588	464
Principal Financial Group, Inc.	6,225	463
Unum Group	11,614	459
		3,716
Life Sciences Tools & Services (1.6%)
Avantor, Inc. (a)	42,497	898
Syneos Health, Inc. (a)	25,569	911
		1,809
Machinery (2.1%)
AGCO Corp.	3,496	472
Allison Transmission Holdings, Inc.	10,215	462
Gates Industrial Corp. PLC (a)	33,540	466
PACCAR, Inc.	6,295	461
Timken Co.	5,690	465
		2,326
Media (5.9%)
Altice USA, Inc., Class A (a)	227,867	779
Charter Communications, Inc., Class A (a)	2,059	736
Comcast Corp., Class A	19,487	739
DISH Network Corp., Class A (a)	79,127	738
Fox Corp., Class A	21,708	739
Fox Corp., Class B	23,593	739
Liberty Media Corp-Liberty SiriusXM, Class A (a)	26,858	755
Liberty Media Corp-Liberty SiriusXM, Class C (a)	26,959	755
Nexstar Media Group, Inc., Class A	4,224	729
		6,709

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Metals & Mining (0.7%)
Cleveland-Cliffs, Inc. (a)	23,158	$424
United States Steel Corp.	15,921	416
		840
Office REITs (1.7%)
Boston Properties, Inc. REIT	7,273	393
Cousins Properties, Inc. REIT	18,611	398
Douglas Emmett, Inc. REIT	31,528	389
Highwoods Properties, Inc. REIT	17,141	397
Kilroy Realty Corp. REIT	12,306	399
		1,976
Oil, Gas & Consumable Fuels (7.0%)
Antero Resources Corp. (a)	43,272	999
Chesapeake Energy Corp.	13,003	989
HF Sinclair Corp.	19,875	962
Ovintiv, Inc.	27,801	1,003
PDC Energy, Inc.	15,358	986
Phillips 66	9,739	987
Valero Energy Corp.	7,132	996
Vitesse Energy, Inc.	50,735	965
		7,887
Passenger Airlines (0.3%)
Delta Air Lines, Inc. (a)	9,509	332
Personal Care Products (0.7%)
Olaplex Holdings, Inc. (a)	182,910	781
Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	13,096	908
Elanco Animal Health, Inc. (a)	97,902	920
Jazz Pharmaceuticals PLC (a)	6,226	911
Organon & Co.	39,368	926
Perrigo Co. PLC	25,438	913
Pfizer, Inc.	22,183	905
Viatris, Inc.	93,690	901
		6,384
Professional Services (1.4%)
CACI International, Inc., Class A (a)	791	234
Concentrix Corp.	1,906	232
Dun & Bradstreet Holdings, Inc.	20,397	239
Leidos Holdings, Inc.	2,538	234
ManpowerGroup, Inc.	2,858	236
Science Applications International Corp.	2,177	234
SS&C Technologies Holdings, Inc.	4,089	231
		1,640
Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A (a)	5,569	405
Jones Lang LaSalle, Inc. (a)	2,748	400
		805
Residential REITs (0.4%)
Apartment Income Corp. REIT	11,282	404
	Shares	Value (000)
Semiconductors & Semiconductor Equipment (2.5%)
Intel Corp.	14,980	$489
Micron Technology, Inc.	7,430	448
MKS Instruments, Inc.	5,460	484
Qorvo, Inc. (a)	4,713	479
QUALCOMM, Inc.	3,774	482
Skyworks Solutions, Inc.	4,053	478
		2,860
Software (1.6%)
AppLovin Corp., Class A (a)	15,064	237
Dropbox, Inc., Class A (a)	10,659	230
Gen Digital, Inc.	13,562	233
Informatica, Inc., Class A (a)	13,929	228
NCR Corp. (a)	10,034	237
RingCentral, Inc., Class A (a)	7,694	236
Teradata Corp. (a)	5,749	232
Zoom Video Communications, Inc., Class A (a)	3,196	236
		1,869
Specialized REITs (1.1%)
EPR Properties REIT	10,396	396
VICI Properties, Inc. REIT	12,194	398
Weyerhaeuser Co. REIT	13,296	400
		1,194
Specialty Retail (1.6%)
AutoNation, Inc. (a)	2,189	294
Lithia Motors, Inc., Class A	1,301	298
Penske Automotive Group, Inc.	2,087	296
Petco Health & Wellness Co., Inc. (a)	31,903	287
Victoria's Secret & Co. (a)	8,619	294
Williams-Sonoma, Inc.	2,417	294
		1,763
Tech Hardware, Storage & Peripherals (1.1%)
Dell Technologies, Inc., Class C	10,451	420
Hewlett Packard Enterprise Co.	26,345	420
HP, Inc.	14,442	424
		1,264
Textiles, Apparel & Luxury Goods (0.2%)
PVH Corp.	2,373	212
Trading Companies & Distributors (2.1%)
Air Lease Corp.	12,072	475
Core & Main, Inc., Class A (a)	20,244	468
United Rentals, Inc.	1,186	469
Univar Solutions, Inc. (a)	13,040	457
WESCO International, Inc.	3,065	474
		2,343
Total Common Stocks (Cost $114,007)		108,134
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Short-Term Investment (17.5%)
Investment Company (17.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $19,864)	19,864,065	$19,864
Total Investments (112.9%) (Cost $133,871) (b)(c)		127,998
Liabilities in Excess of Other Assets (–12.9%)		(14,627)
Net Assets (100.0%)		$113,371

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with purchase of swap agreements.

(c)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,158,000 and the aggregate gross unrealized depreciation is approximately $9,030,000, resulting in net unrealized depreciation of approximately $5,872,000.

REIT  Real Estate Investment Trust.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2023:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	SOFR +0.15%	Quarterly	4/2/24	$16,671	$(332)	$—	$(332)
JPMorgan Chase Bank NA	JPM Russell 1000 Value Index††	Receive	SOFR +0.15%	Quarterly	4/2/24	22,214	333	—	333
							$1	$—	$1

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Anti-Value Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Anti-Value Index
10X Genomics, Inc.	732	$41	0.52%
Air Products And Chemicals, Inc.	136	39	0.50
Alteryx, Inc.	668	39	0.50
Arista Networks, Inc.	234	39	0.50
Atlassian Corp.	237	41	0.52
Axon Enterprise, Inc.	175	39	0.50
Burlington Stores, Inc.	193	39	0.50
Cloudflare, Inc.	646	40	0.51
Confluent, Inc.	1,673	40	0.51
Crowdstrike Holdings, Inc.	288	40	0.51
Datadog, Inc.	558	41	0.52
Doordash, Inc.	616	39	0.50
Doximity, Inc.	1,211	39	0.50
Draftkings, Inc.	2,019	39	0.50
Elastic NV	675	39	0.50
Enviva, Inc.	1,394	40	0.51
Equinix, Inc.	54	39	0.50
First Citizens Bancshares, Inc.	40	39	0.50
Floor & Decor Holdings, Inc.	400	39	0.50
Hanesbrands, Inc.	7,566	40	0.51
Hubspot, Inc.	91	39	0.50
Illumina, Inc.	170	39	0.50
Mongodb, Inc.	174	41	0.52
Monster Beverage Corp.	725	39	0.50
Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Anti-Value Index (cont'd)
New Fortress Energy, Inc.	1,332	$39	0.50%
New Relic, Inc.	523	39	0.50
Novocure Ltd.	653	39	0.50
Nutanix, Inc.	1,510	39	0.50
Opendoor Technologies, Inc.	23,350	41	0.53
Peloton Interactive, Inc.	3,610	41	0.52
Pinterest, Inc.	1,437	39	0.50
Plug Power, Inc.	3,348	39	0.50
Procore Technologies, Inc.	624	39	0.50
Pure Storage, Inc.	1,538	39	0.50
Rivian Automotive, Inc.	2,621	41	0.52
Robinhood Markets, Inc.	4,050	39	0.50
Roblox Corp.	877	39	0.50
Roku, Inc.	616	41	0.52
Sherwin-Williams Co.	176	39	0.50
Snowflake, Inc.	267	41	0.53
Sofi Technologies, Inc.	6,634	40	0.51
Tesla, Inc.	194	40	0.51
Trex Co., Inc.	811	39	0.50
UDR, Inc.	951	39	0.50
Ultragenyx Pharmaceutical, Inc.	989	40	0.51
Wayfair, Inc.	1,176	40	0.52
Wix.Com Ltd.	395	39	0.50
Zillow Group, Inc. Class A	902	39	0.50
Zillow Group, Inc. Class C	887	39	0.50
Zscaler, Inc.	339	40	0.51

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Value Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Value Index
Affiliated Managers Group, Inc.	504	$72	0.75%
Ally Financial, Inc.	2,788	71	0.74
Altice USA, Inc.	21,215	73	0.76
Annaly Capital Management, Inc.	3,751	72	0.75
Antero Resources Corp.	4,212	97	1.01
AT&T, Inc.	10,728	207	2.15
Avantor, Inc.	4,029	85	0.89
Bristol-Myers Squibb Co.	1,257	87	0.91
Capital One Financial Corp.	742	71	0.74
Charter Communications, Inc.	193	69	0.72
Chesapeake Energy Corp.	1,263	96	1.00
Comcast Corp.	1,816	69	0.72
Comerica, Inc.	1,848	80	0.84
Corebridge Financial, Inc.	4,405	71	0.73
Discover Financial Services	714	71	0.73
Dish Network Corp.	7,422	69	0.72
Elanco Animal Health, Inc.	9,391	88	0.92
Gilead Sciences, Inc.	1,053	87	0.91
HF Sinclair Corp.	1,926	93	0.97
Jazz Pharmaceuticals PLC	592	87	0.90
Jefferies Financial Group, Inc.	2,260	72	0.75
Keycorp.	6,585	82	0.86
Liberty Media Corp-Liberty Siriusxm — Series A	2,467	69	0.72
Liberty Media Corp-Liberty Siriusxm — Series C	2,478	69	0.72
Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Value Index (cont'd)
Mgic Investment Corp.	5,290	$71	0.74%
Olaplex Holdings, Inc.	16,925	72	0.75
Onemain Holdings, Inc.	1,931	72	0.75
Organon & Co.	3,716	87	0.91
Ovintiv, Inc.	2,690	97	1.01
Pacwest Bancorp.	8,626	84	0.87
PDC Energy, Inc.	1,506	97	1.01
Perrigo Co. PLC	2,421	87	0.90
Pfizer, Inc.	2,126	87	0.90
Phillips 66	945	96	1.00
Pilgrim'S Pride Corp.	2,987	69	0.72
Popular, Inc.	1,490	86	0.89
Reynolds Consumer Products, Inc.	2,553	70	0.73
Rithm Capital Corp.	8,960	72	0.75
SLM Corp.	5,771	71	0.74
Starwood Property Trust, Inc.	4,098	73	0.75
Synchrony Financial	2,456	71	0.74
Syneos Health, Inc.	2,418	86	0.90
Synovus Financial Corp.	2,691	83	0.86
United Therapeutics Corp.	395	88	0.92
Valero Energy Corp.	694	97	1.01
Viatris, Inc.	8,979	86	0.90
Virtu Financial, Inc.	3,758	71	0.74
Vitesse Energy, Inc.	4,927	94	0.98
Western Alliance Bancorp	2,293	81	0.85
Zions Bancorp NA	2,680	80	0.84

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	68.1%
Short-Term Investment	15.5
Oil, Gas & Consumable Fuels	6.2
Media	5.2
Pharmaceuticals	5.0
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open swap agreements with net unrealized appreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Dynamic Value Portfolio

Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $114,007)	$108,134
Investment in Security of Affiliated Issuer, at Value (Cost $19,864)	19,864
Total Investments in Securities, at Value (Cost $133,871)	127,998
Receivable for Investments Sold	17,978
Due from Broker	4,390
Unrealized Appreciation on Swap Agreements	333
Dividends Receivable	131
Receivable from Affiliate	52
Other Assets	107
Total Assets	150,989
Liabilities:
Payable for Investments Purchased	32,644
Payable for Swap Agreements Termination	4,540
Unrealized Depreciation on Swap Agreements	332
Payable for Advisory Fees	34
Payable for Professional Fees	26
Payable for Fund Shares Redeemed	19
Payable for Administration Fees	8
Payable for Custodian Fees	2
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Bank Overdraft	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	11
Total Liabilities	37,618
Net Assets	$113,371
Net Assets Consist of:
Paid-in-Capital	$122,391
Total Accumulated Loss	(9,020)
Net Assets	$113,371
CLASS I:
Net Assets	$9,694
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	962,286
Net Asset Value, Offering and Redemption Price Per Share	$10.07
CLASS A:
Net Assets	$3,298
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	329,032
Net Asset Value, Redemption Price Per Share	$10.02
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.58
CLASS C:
Net Assets	$720
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	72,559
Net Asset Value, Offering and Redemption Price Per Share	$9.92
CLASS R6:
Net Assets	$99,659
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,893,777
Net Asset Value, Offering and Redemption Price Per Share	$10.07

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Dynamic Value Portfolio

Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$1,694
Dividends from Security of Affiliated Issuer (Note G)	180
Total Investment Income	1,874
Expenses:
Advisory Fees (Note B)	208
Professional Fees	73
Administration Fees (Note C)	48
Registration Fees	24
Custodian Fees (Note F)	20
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	10
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Reporting Fees	4
Pricing Fees	4
Trustees' Fees and Expenses	3
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Other Expenses	11
Total Expenses	414
Waiver of Advisory Fees (Note B)	(97)
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Net Expenses	308
Net Investment Income	1,566
Realized Loss:
Investments Sold	(873)
Swap Agreements	(1,736)
Net Realized Loss	(2,609)
Change in Unrealized Appreciation (Depreciation):
Investments	11,447
Swap Agreements	1,740
Net Change in Unrealized Appreciation (Depreciation)	13,187
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	10,578
Net Increase in Net Assets Resulting from Operations	$12,144

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Dynamic Value Portfolio

Statement of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,566	$731
Net Realized Gain (Loss)	(2,609)	851
Net Change in Unrealized Appreciation (Depreciation)	13,187	(19,110)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,144	(17,528)
Dividends and Distributions to Shareholders:
Class I	(269)	(457)
Class A	(89)	(1)
Class C	(76)	(2)
Class R6(1)	(3,015)	(— @)
Total Dividends and Distributions to Shareholders	(3,449)	(460)
Capital Share Transactions:(1)
Class I:
Subscribed	2,121	292
Distributions Reinvested	269	457
Redeemed	(3,319)	(28)
Class A:
Subscribed	2,878	1,928
Distributions Reinvested	89	1
Redeemed	(1,013)	(338)
Class C:
Subscribed	932	3,417
Distributions Reinvested	76	2
Redeemed	(2,161)	(1,332)
Class R6:(1)
Subscribed	10	105,023
Distributions Reinvested	3,015	— @
Redeemed	(20)	(1)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,877	109,421
Total Increase in Net Assets	11,572	91,433
Net Assets:
Beginning of Period	101,799	10,366
End of Period	$113,371	$101,799
(1) Capital Share Transactions:
Class I:
Shares Subscribed	194	27
Shares Issued on Distributions Reinvested	25	45
Shares Redeemed	(312)	(3)
Net Increase (Decrease) in Class I Shares Outstanding	(93)	69
Class A:
Shares Subscribed	270	180
Shares Issued on Distributions Reinvested	8	— @@
Shares Redeemed	(99)	(33)
Net Increase in Class A Shares Outstanding	179	147
Class C:
Shares Subscribed	92	318
Shares Issued on Distributions Reinvested	7	— @@
Shares Redeemed	(216)	(131)
Net Increase (Decrease) in Class C Shares Outstanding	(117)	187
Class R6:(1)
Shares Subscribed	1	9,609
Shares Issued on Distributions Reinvested	285	— @@
Shares Redeemed	(2)	(— @@)
Net Increase in Class IS Shares Outstanding	284	9,609

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Dynamic Value Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2023 (unaudited)		Year Ended September 30, 2022		Period from March 19, 2021(1) to September 30, 2021
Net Asset Value, Beginning of Period	$9.26		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.22		0.11
Net Realized and Unrealized Gain (Loss)	0.98		(0.94)		0.33
Total from Investment Operations	1.12		(0.72)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.17)		—
Net Realized Gain	(0.01)		(0.29)		—
Total Distributions	(0.31)		(0.46)		—
Net Asset Value, End of Period	$10.07		$9.26		$10.44
Total Return(3)	11.97	%(6)	(7.26)%		4.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,694		$9,763		$10,295
Ratio of Expenses Before Expense Limitation	0.69	%(7)	1.51%		6.44	%(7)
Ratio of Expenses After Expense Limitation	0.51	%(7)	0.51	%(4)	0.53	%(4)(7)
Ratio of Net Investment Income	2.68	%(7)	2.00	%(4)	1.95	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(5)(7)
Portfolio Turnover Rate	105	%(6)	125%		82	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Dynamic Value Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2023 (unaudited)		Year Ended September 30, 2022		Period from March 19, 2021(1) to September 30, 2021
Net Asset Value, Beginning of Period	$9.22		$10.42		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.19		0.10
Net Realized and Unrealized Gain (Loss)	0.99		(0.95)		0.32
Total from Investment Operations	1.11		(0.76)		0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.15)		—
Net Realized Gain	(0.01)		(0.29)		—
Total Distributions	(0.31)		(0.44)		—
Net Asset Value, End of Period	$10.02		$9.22		$10.42
Total Return(3)	11.83	%(6)	(7.70)%		4.20	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,298		$1,379		$27
Ratio of Expenses Before Expense Limitation	1.05	%(7)	2.18%		13.65	%(7)
Ratio of Expenses After Expense Limitation	0.87	%(7)	0.89	%(4)	0.90	%(4)(7)
Ratio of Net Investment Income	2.18	%(4)(7)	1.81	%(4)	1.84	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(5)(7)
Portfolio Turnover Rate	105	%(6)	125%		82	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Dynamic Value Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2023 (unaudited)		Year Ended September 30, 2022		Period from March 19, 2021(1) to September 30, 2021
Net Asset Value, Beginning of Period	$9.14		$10.38		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.11		0.06
Net Realized and Unrealized Gain (Loss)	0.99		(0.93)		0.32
Total from Investment Operations	1.07		(0.82)		0.38
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.13)		—
Net Realized Gain	(0.01)		(0.29)		—
Total Distributions	(0.29)		(0.42)		—
Net Asset Value, End of Period	$9.92		$9.14		$10.38
Total Return(3)	11.62	%(6)	(8.32)%		3.80	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$720		$1,736		$34
Ratio of Expenses Before Expense Limitation	1.81	%(7)	2.77%		15.35	%(7)
Ratio of Expenses After Expense Limitation	1.63	%(7)	1.64	%(4)	1.65	%(4)(7)
Ratio of Net Investment Income	1.55	%(7)	1.06	%(4)	1.04	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(5)(7)
Portfolio Turnover Rate	105	%(6)	125%		82	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Dynamic Value Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended March 31, 2023 (unaudited)		Year Ended September 30, 2022		Period from March 19, 2021(2) to September 30, 2021
Net Asset Value, Beginning of Period	$9.25		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.29		0.11
Net Realized and Unrealized Gain (Loss)	1.00		(1.02)		0.33
Total from Investment Operations	1.14		(0.73)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.17)		—
Net Realized Gain	(0.01)		(0.29)		—
Total Distributions	(0.32)		(0.46)		—
Net Asset Value, End of Period	$10.07		$9.25		$10.44
Total Return(4)	12.10	%(7)	(7.35)%		4.40	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$99,659		$88,921		$10
Ratio of Expenses Before Expense Limitation	0.67	%(8)	1.49%		25.05	%(8)
Ratio of Expenses After Expense Limitation	0.49	%(8)	0.49	%(5)	0.50	%(5)(8)
Ratio of Net Investment Income	2.66	%(8)	2.85	%(5)	1.98	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	105	%(7)	125%		82	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Dynamic Value Portfolio. The Fund seeks capital appreciation. The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$909	$—	$—	$909
Automobiles	996	—	—	996
Banks	5,528	—	—	5,528
Beverages	718	—	—	718
Biotechnology	1,832	—	—	1,832
Broadline Retail	586	—	—	586
Building Products	2,815	—	—	2,815
Capital Markets	2,284	—	—	2,284
Chemicals	2,958	—	—	2,958
Commercial Banks	851	—	—	851
Consumer Finance	4,564	—	—	4,564
Consumer Staples Distribution & Retail	1,996	—	—	1,996
Containers & Packaging	1,278	—	—	1,278
Diversified Consumer Services	671	—	—	671
Diversified REITs	755	—	—	755
Diversified Telecommunication Services	2,041	—	—	2,041
Electric Utilities	2,906	—	—	2,906
Electrical Equipment	456	—	—	456
Electronic Equipment, Instruments & Components	1,692	—	—	1,692
Financial Services	2,999	—	—	2,999
Food Products	3,626	—	—	3,626
Gas Utilities	1,456	—	—	1,456
Ground Transportation	1,623	—	—	1,623

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$567	$—	$—	$567
Health Care Providers & Services	6,284	—	—	6,284
Health Care REITs	413	—	—	413
Hotel & Resort REITs	404	—	—	404
Hotels, Restaurants & Leisure	2,054	—	—	2,054
Household Durables	1,241	—	—	1,241
Household Products	740	—	—	740
Independent Power Producers & Energy Traders	1,460	—	—	1,460
Industrial Conglomerates	464	—	—	464
Information Technology Services	1,853	—	—	1,853
Insurance	3,716	—	—	3,716
Life Sciences Tools & Services	1,809	—	—	1,809
Machinery	2,326	—	—	2,326
Media	6,709	—	—	6,709
Metals & Mining	840	—	—	840
Office REITs	1,976	—	—	1,976
Oil, Gas & Consumable Fuels	7,887	—	—	7,887
Passenger Airlines	332	—	—	332
Personal Care Products	781	—	—	781
Pharmaceuticals	6,384	—	—	6,384
Professional Services	1,640	—	—	1,640
Real Estate Management & Development	805	—	—	805
Residential REITs	404	—	—	404
Semiconductors & Semiconductor Equipment	2,860	—	—	2,860
Software	1,869	—	—	1,869
Specialized REITs	1,194	—	—	1,194
Specialty Retail	1,763	—	—	1,763
Tech Hardware, Storage & Peripherals	1,264	—	—	1,264
Textiles, Apparel & Luxury Goods	212	—	—	212
Trading Companies & Distributors	2,343	—	—	2,343
Total Common Stocks	108,134	—	—	108,134
Short-Term Investment
Investment Company	19,864	—	—	19,864
Total Return Swap Agreement	—	333	—	333
Total Assets	127,998	333	—	128,331
Liabilities:
Total Return Swap Agreement	—	(332)	—	(332)
Total	$127,998	$1	$—	$127,999

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2023:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreement	Unrealized Appreciation on Swap Agreement	Equity Risk	$333
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Equity Risk	$(332)

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$(1,736)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$1,740

At March 31, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Swap Agreements	$333	$(332)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$333	$(332)	$—	$1
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$332	$(332)	$—	$0

For the six months ended March 31, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Swap Agreements:
Average monthly notional amount	$33,851,000

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.35% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.55% for Class I shares, 0.90% for Class A shares, 1.65% for Class C shares and 0.50% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2023, approximately $97,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State

Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2023, EVM earned $0 for providing such services.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody,

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $118,498,000 and $116,441,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2023, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2023 is as follows:

Affiliated Investment Company	Value September 30, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,171	$117,054	$102,361	$180
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2023 (000)
Liquidity Funds	$—	$—	$19,864

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended September 30, 2022, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$456	$4	$—	$—

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$48	$44

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 87.9%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1(800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTDYVSAN
5647563 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	33
Consolidated Statement of Operations	35
Consolidated Statements of Changes in Net Assets	36
Consolidated Financial Highlights	38
Notes to Consolidated Financial Statements	43
Liquidity Risk Management Program	57
U.S. Customer Privacy Notice	58
Trustees and Officers Information	61

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,148.30	$1,021.39	$3.80	$3.58	0.71%
Global Strategist Portfolio Class A	1,000.00	1,146.30	1,019.90	5.40	5.09	1.01
Global Strategist Portfolio Class L	1,000.00	1,142.90	1,017.30	8.17	7.70	1.53
Global Strategist Portfolio Class C	1,000.00	1,142.30	1,015.91	9.67	9.10	1.81
Global Strategist Portfolio Class R6	1,000.00	1,148.30	1,021.54	3.64	3.43	0.68

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (48.4%)
Agency Fixed Rate Mortgages (3.8%)
United States (3.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 4/1/52		$2,507	$2,092
4.50%, 1/1/49		59	59
Gold Pools:
3.50%, 1/1/44 - 6/1/45		486	462
4.50%, 1/1/49		16	15
6.50%, 5/1/32 - 7/1/32		22	23
7.50%, 5/1/35		2	2
Federal National Mortgage Association,
April TBA:
4.00%, 4/1/53 (a)		300	287
5.00%, 4/1/53 (a)		2,850	2,843
6.00%, 4/1/53 (a)		2,200	2,246
Conventional Pools:
2.00%, 3/1/52		1,888	1,562
2.50%, 9/1/52		2,982	2,573
3.00%, 7/1/49 - 6/1/52		5,323	4,783
3.50%, 3/1/47 - 1/1/51		1,049	984
4.00%, 4/1/45 - 9/1/45		511	500
4.50%, 3/1/41 - 11/1/44		83	84
5.00%, 1/1/41 - 3/1/41		213	218
6.00%, 1/1/38		2	2
6.50%, 12/1/29		4	5
7.50%, 8/1/37		3	3
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42		128	126
4.50%, 6/20/49		25	24
5.00%, 2/20/49 - 6/20/49		59	59
5.50%, 8/15/39		15	16
			18,968
Asset-Backed Securities (0.2%)
United States (0.2%)
Harbor Group International LLC,
1 Month USD LIBOR + 1.00%, 5.73%, 9/17/36 (b)(c)		455	439
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 5.61%, 12/25/32 (c)		181	165
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 5.05%, 5/25/34 (c)		117	114
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 3.00%, 7/25/39 (c)	EUR	308	315
			1,033
Commercial Mortgage-Backed Securities (0.4%)
United Kingdom (0.0%) (d)
Taurus 2018-2 UK DAC,
3 Month GBP SONIA + 1.22%, 5.31%, 5/22/28 (c)	GBP	147	180
	Face Amount (000)		Value (000)
United States (0.4%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 6.54%, 6/15/35 (b)(c)		$250	$241
Commercial Mortgage Trust,
4.76%, 7/15/47 (b)(c)		152	138
Life Mortgage Trust,
1 Month Term SOFR + 1.30%, 6.12%, 5/15/39 (b)(c)		500	489
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.01%, 5/15/37 (b)(c)		500	483
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (b)(c)		200	162
4.99%, 9/15/46 (b)(c)		375	330
			1,843
			2,023
Corporate Bonds (9.6%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	463
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	415
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		$575	483
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	364
Westpac Banking Corp.,
2.67%, 11/15/35		$650	507
			2,232
Canada (0.6%)
Province of Ontario Canada,
2.30%, 6/15/26		970	919
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,390	926
Rogers Communications, Inc.,
3.80%, 3/15/32 (b)		$1,025	921
			2,766
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	331
France (0.9%)
AXA SA,
3.25%, 5/28/49	EUR	500	485
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	405
3.75%, 2/1/33		600	648
BNP Paribas SA,
1.13%, 6/11/26		485	485
1.25%, 7/13/31	GBP	200	176
4.38%, 1/13/29	EUR	400	437

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
France (cont'd)
BPCE SA,
4.00%, 11/29/32	EUR	200	$217
5.15%, 7/21/24 (b)		$925	908
Credit Agricole SA,
3.88%, 11/28/34	EUR	300	328
Orange SA,
5.00%, 10/1/26 (e)		250	270
TotalEnergies SE,
2.71%, 5/5/23 (e)		100	108
			4,467
Germany (0.4%)
Deutsche Bank AG,
2.22%, 9/18/24		$250	243
Series E
0.96%, 11/8/23		375	358
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	920	856
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		500	499
			1,956
India (0.3%)
Indian Railway Finance Corp. Ltd.,
3.57%, 1/21/32 (b)		$400	347
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		1,050	998
			1,345
Ireland (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		425	382
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	434
Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (b)		$800	691
Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		810	788
Korea Hydro & Nuclear Power Co. Ltd.,
3.75%, 7/25/23 (b)		510	508
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		730	653
			1,949
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	400	346
Logicor Financing Sarl,
1.50%, 7/13/26		300	270
			616
	Face Amount (000)		Value (000)
Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (e)	EUR	425	$456
Qatar (0.0%) (d)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (b)		$200	174
Spain (0.3%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	416
5.18%, 11/19/25		$800	783
CaixaBank SA,
0.75%, 4/18/23	EUR	400	434
			1,633
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		400	336
Switzerland (0.0%) (d)
Syngenta Finance NV,
4.44%, 4/24/23 (b)		$200	200
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		650	535
United Kingdom (0.7%)
BAT Capital Corp.,
3.56%, 8/15/27		675	628
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	337
2.63%, 11/7/25		$525	497
6.16%, 3/9/29		525	540
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	352
2.25%, 10/16/24	GBP	400	470
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32		200	255
Nationwide Building Society,
4.36%, 8/1/24 (b)		$200	199
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	420
			3,698
United States (4.7%)
Amazon.com, Inc.,
3.10%, 5/12/51		$250	190
Aon Corp.,
2.80%, 5/15/30		575	509
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	409
2.90%, 12/4/26	GBP	350	401
Bank of America Corp.,
2.69%, 4/22/32		$325	271
3.85%, 3/8/37		100	85
4.38%, 4/27/28		575	557
4.57%, 4/27/33		625	595
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		$100	$90
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		750	755
Centene Corp.,
2.50%, 3/1/31		1,050	851
Charter Communications Operating LLC/ Charter Communications Operating Capital,
2.80%, 4/1/31		275	222
3.50%, 3/1/42		125	85
4.40%, 4/1/33		175	155
5.13%, 7/1/49		250	198
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	389
Citigroup, Inc.,
3.06%, 1/25/33		$300	254
3.79%, 3/17/33		975	875
Comcast Corp.,
1.95%, 1/15/31		675	562
Deere & Co.,
3.10%, 4/15/30		450	415
Dell International LLC/EMC Corp.,
5.75%, 2/1/33		700	705
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	216
5.35%, 1/31/33		200	207
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		950	820
Global Payments, Inc.,
4.95%, 8/15/27		725	717
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		775	646
HCA, Inc.,
5.25%, 6/15/49		400	361
Humana, Inc.,
5.50%, 3/15/53		175	178
Intel Corp.,
5.70%, 2/10/53		375	383
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (b)		350	311
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		500	419
JPMorgan Chase & Co.,
1.95%, 2/4/32		1,300	1,047
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		550	436
Lowe's Cos., Inc.,
1.30%, 4/15/28		425	365
1.70%, 10/15/30		475	384
Marriott International, Inc.,
4.90%, 4/15/29		200	198
	Face Amount (000)		Value (000)
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	$224
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	507
5.15%, 3/28/33 (b)		300	303
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		1,225	1,089
NVIDIA Corp.,
2.85%, 4/1/30		900	820
ONEOK, Inc.,
6.10%, 11/15/32		475	492
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	424
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	284
Republic Services, Inc.,
5.00%, 4/1/34		$275	280
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	71
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	567
1.88%, 10/1/49		100	70
UnitedHealth Group, Inc.,
5.20%, 4/15/63		$375	380
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	461
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	302
3.40%, 3/22/41		$375	299
Vontier Corp.,
2.40%, 4/1/28		250	211
Walt Disney Co.,
2.65%, 1/13/31		300	265
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (b)		775	693
5.05%, 3/15/42 (b)		125	105
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		375	326
			23,434
			47,635
Mortgages — Other (1.2%)
Germany (0.0%) (d)
Berg Finance,
3.44%, 4/22/33	EUR	83	86
Ireland (0.1%)
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 3.75%, 6/24/50 (b)(c)		358	384

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Netherlands (0.0%) (d)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 3.67%, 1/25/39 (c)	EUR	133	$132
United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
2.90%, 6/18/38 (c)		200	207
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP LIBOR + 2.10%, 6.09%, 4/17/44 (c)	GBP	180	209
			416
United States (1.0%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$22	7
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (b)(c)		655	553
ChaseFlex Trust,
6.00%, 2/25/37		20	8
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45 - 5/25/47		242	215
3.50%, 5/25/45 - 7/25/46		86	76
4.00%, 5/25/45		5	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		523	426
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	5
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		459	373
JP Morgan Mortgage Trust,
3.00%, 4/25/52 - 9/25/52 (b)(c)		1,054	895
3.25%, 7/25/52 (b)(c)		638	557
Lehman Mortgage Trust,
6.50%, 9/25/37		17	6
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		524	426
PRKCM 2023-AFC1 TrustSeries 2023-AFC1 Class A1,
6.60%, 2/25/58 (b)		397	406
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		606	491
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 - 10/25/58		260	236
4.00%, 10/25/58		26	25
			4,709
			5,727
Municipal Bonds (0.1%)
United States (0.1%)
University of Michigan, MI,
Series A
4.45%, 4/1/22		300	272
			272
	Face Amount (000)		Value (000)
Sovereign (26.3%)
Australia (0.5%)
Australia Government Bond,
1.25%, 5/21/32	AUD	4,030	$2,265
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (b)	EUR	360	322
Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		170	166
1.70%, 6/22/50 (b)		480	372
1.90%, 6/22/38 (b)		880	804
			1,342
Brazil (4.5%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/27	BRL	117,679	22,380
Canada (0.9%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	1,410	936
2.00%, 12/1/51		100	59
2.25%, 6/1/29		5,220	3,729
			4,724
China (6.0%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	520
3.79%, 10/26/30		3,430	525
China Development Bank,
3.07%, 3/10/30		7,380	1,078
3.34%, 7/14/25		3,430	507
China Government Bond,
2.37%, 1/20/27		16,900	2,437
2.76%, 5/15/32		113,390	16,362
3.13%, 11/21/29		20,150	2,996
3.27%, 11/19/30		17,160	2,589
3.52%, 4/25/46		1,430	217
3.53%, 10/18/51		1,300	199
3.81%, 9/14/50		4,070	654
3.86%, 7/22/49		6,000	963
Export-Import Bank of China,
2.93%, 3/2/25		3,470	508
			29,555
Colombia (0.0%) (d)
Colombian TES Series B,
7.75%, 9/18/30	COP	618,000	109
Czech Republic (0.0%) (d)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	214
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	398

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)	EUR	370	$332
France (1.7%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		500	451
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	400	446
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	7,130	6,494
2.00%, 5/25/48 (b)		930	801
SNCF Reseau,
1.88%, 3/30/34		400	376
			8,568
Germany (1.2%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 5/15/36		1,800	1,610
0.25%, 2/15/29		1,630	1,573
4.25%, 7/4/39		1,230	1,655
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,500	1,332
			6,170
Greece (2.5%)
Hellenic Republic Government Bond,
4.25%, 6/15/33 (b)		11,431	12,435
Hong Kong (0.0%) (d)
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	245
Indonesia (0.3%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	272
8.25%, 5/15/29		1,408,000	103
8.38%, 3/15/34		7,072,000	523
Series FR65
6.63%, 5/15/33		7,500,000	492
			1,390
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	371
Italy (0.6%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		160	145
2.50%, 12/1/32		1,070	1,022
4.45%, 9/1/43 (b)		1,052	1,142
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	709
			3,018
Japan (4.1%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	605,000	4,568
Japan Government Ten Year Bond,
0.10%, 6/20/26 - 6/20/31		683,500	5,102
	Face Amount (000)		Value (000)
Japan Government Thirty Year Bond,
0.30%, 6/20/46	JPY	224,000	$1,404
0.40%, 9/20/49		131,000	801
0.60%, 6/20/50		165,300	1,058
1.70%, 6/20/33		484,800	4,109
Japan Government Twenty Year Bond,
0.40%, 6/20/41		466,000	3,173
			20,215
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	572
2.38%, 6/25/24		510	495
Korea Development Bank,
0.80%, 7/19/26		590	521
Korea International Bond,
2.00%, 6/19/24		350	340
			1,928
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	2,330	529
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		$875	856
			1,385
Mexico (0.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	316
7.75%, 5/29/31		18,000	938
8.50%, 5/31/29		5,900	323
Mexico Government International Bond,
4.50%, 4/22/29		$530	518
			2,095
Netherlands (0.3%)
Nederlandse Waterschapsbank NV,
1.00%, 5/28/30 (b)	EUR	376	308
Netherlands Government Bond,
0.00%, 7/15/30 (b)		970	875
2.75%, 1/15/47 (b)		90	99
			1,282
New Zealand (0.2%)
New Zealand Government Bond Series 0530,
4.50%, 5/15/30	NZD	1,300	825
Nigeria (0.0%) (d)
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	186
Norway (0.0%) (d)
Norway Government Bond,
2.13%, 5/18/32 (b)	NOK	790	70

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Spain (0.5%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	$509
0.70%, 4/30/32 (b)		399	348
1.25%, 10/31/30 (b)		955	909
2.70%, 10/31/48 (b)		410	369
3.45%, 7/30/66 (b)		120	119
			2,254
			5,787
United Kingdom (1.2%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	1,530	1,511
0.63%, 10/22/50		930	526
0.88%, 7/31/33		1,240	1,179
1.25%, 10/22/41		1,150	936
1.63%, 10/22/28		650	732
3.50%, 1/22/45		840	977
			5,861
			129,939
Supranational (1.2%)
Asian Development Bank,
2.13%, 5/19/31	NZD	300	154
European Investment Bank,
0.20%, 7/15/24	EUR	970	1,014
Series EARN
0.00%, 1/14/31		1,135	981
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	3,040	2,006
SOFR + 0.43%, 5.16%, 8/19/27 (c)		$1,630	1,632
			5,787
U.S. Treasury Securities (5.6%)
United States (5.6%)
U.S. Treasury Bonds,
1.13%, 5/15/40		5,330	3,551
1.25%, 5/15/50		180	105
1.75%, 8/15/41		600	435
2.50%, 2/15/45		2,160	1,725
2.75%, 8/15/47		2,940	2,446
U.S. Treasury Inflation Indexed Bonds,
1.13%, 1/15/33		6,345	6,334
U.S. Treasury Notes,
0.50%, 4/30/27		530	467
1.13%, 10/31/26		2,210	2,016
1.38%, 11/15/31		4,710	3,977
1.88%, 6/30/26		1,950	1,838
2.13%, 5/15/25		1,390	1,337
2.50%, 5/15/24		2,480	2,426
4.13%, 9/30/27		760	774
			27,431
Total Fixed Income Securities (Cost $259,903)			238,815
	Shares	Value (000)
Common Stocks (35.4%)
Australia (1.4%)
Ampol Ltd.	1,185	$24
ANZ Group Holdings Ltd.	14,629	225
APA Group	5,786	39
Aristocrat Leisure Ltd.	2,975	74
ASX Ltd.	967	42
Aurizon Holdings Ltd.	9,179	21
BHP Group Ltd.	50,086	1,583
BlueScope Steel Ltd.	2,329	32
Brambles Ltd.	6,943	63
Cochlear Ltd.	328	52
Coles Group Ltd.	6,650	80
Commonwealth Bank of Australia	8,389	554
Computershare Ltd.	2,691	39
CSL Ltd.	2,394	464
Dexus REIT	5,402	27
Endeavour Group Ltd. (Australia)	6,723	31
Fortescue Metals Group Ltd.	23,514	353
Goodman Group REIT	8,461	107
GPT Group REIT	9,455	27
IDP Education Ltd.	1,009	19
IGO Ltd.	3,313	28
Insurance Australia Group Ltd.	12,242	39
James Hardie Industries PLC CDI	2,241	48
Lendlease Corp. Ltd. REIT	3,367	16
Lottery Corp. Ltd.	10,960	38
Macquarie Group Ltd.	1,816	215
Medibank Pvt Ltd.	13,578	31
Mineral Resources Ltd.	831	45
Mirvac Group REIT	19,653	28
National Australia Bank Ltd.	16,033	299
Newcrest Mining Ltd.	4,402	79
Northern Star Resources Ltd.	5,537	45
OneMarket Ltd. (f)	390	—
Orica Ltd.	2,208	23
Origin Energy Ltd.	8,632	48
Pilbara Minerals Ltd.	12,682	34
Qantas Airways Ltd. (f)	4,471	20
QBE Insurance Group Ltd.	7,355	72
Ramsay Health Care Ltd.	899	40
REA Group Ltd.	258	24
Reece Ltd.	1,141	13
Rio Tinto Ltd.	1,822	146
Santos Ltd.	15,661	72
Scentre Group REIT	25,678	48
SEEK Ltd.	1,646	27
Sonic Healthcare Ltd.	2,216	52
South32 Ltd.	22,577	66
Stockland REIT	11,851	32
Suncorp Group Ltd.	6,223	51
Telstra Group Ltd.	19,872	56
Transurban Group (Units)	15,261	146

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Treasury Wine Estates Ltd.	3,444	$30
Vicinity Centres REIT	18,847	25
Washington H Soul Pattinson & Co. Ltd.	1,055	21
Wesfarmers Ltd.	5,575	188
Westpac Banking Corp.	17,239	251
WiseTech Global Ltd.	717	32
Woodside Energy Group Ltd.	9,291	208
Woolworths Group Ltd.	5,948	151
Xero Ltd. (f)	666	40
		6,683
Austria (0.1%)
Erste Group Bank AG	5,956	197
OMV AG	719	33
Verbund AG	339	30
voestalpine AG	570	19
		279
Belgium (0.2%)
Ageas SA	782	34
Anheuser-Busch InBev SA	4,206	280
Argenx SE	268	100
D'ieteren Group	119	23
Elia Group SA	160	21
Groupe Bruxelles Lambert NV	482	41
KBC Group NV	4,358	299
Sofina SA	76	17
Solvay SA	359	41
UCB SA	614	55
Umicore SA	1,017	35
Warehouses De Pauw CVA REIT	787	23
		969
Brazil (0.1%)
Vale SA	22,253	353
Canada (1.8%)
Agnico Eagle Mines Ltd.	2,121	108
Air Canada (f)	861	12
Algonquin Power & Utilities Corp.	3,304	28
Alimentation Couche-Tard, Inc.	3,933	198
AltaGas Ltd.	1,415	24
ARC Resources Ltd.	3,297	37
Bank of Montreal	3,351	298
Bank of Nova Scotia	5,845	294
Barrick Gold Corp. (LSE)	6,392	119
Barrick Gold Corp. (NYSE)	1,893	36
BCE, Inc.	368	16
Brookfield Asset Management Ltd., Class A	1,730	57
Brookfield Corp.	6,992	228
Brookfield Renewable Corp., Class A	657	23
BRP, Inc.	183	14
CAE, Inc. (f)	1,615	37
Cameco Corp.	2,057	54
Canadian Apartment Properties REIT	429	15
	Shares	Value (000)
Canadian Imperial Bank of Commerce	4,312	$183
Canadian National Railway Co.	2,980	352
Canadian Natural Resources Ltd.	5,522	306
Canadian Pacific Railway Ltd.	4,650	358
Canadian Tire Corp. Ltd., Class A	280	37
Canadian Utilities Ltd., Class A	648	18
CCL Industries, Inc., Class B	755	38
Cenovus Energy, Inc.	6,953	121
CGI, Inc. (f)	1,067	103
Constellation Software, Inc.	102	192
Descartes Systems Group, Inc. (f)	425	34
Dollarama, Inc.	1,400	84
Element Fleet Management Corp.	1,962	26
Emera, Inc.	1,342	55
Empire Co. Ltd., Class A	819	22
Enbridge, Inc.	9,615	367
Fairfax Financial Holdings Ltd.	115	76
First Quantum Minerals Ltd.	3,075	71
FirstService Corp.	203	29
Fortis, Inc.	2,311	98
Franco-Nevada Corp.	956	139
George Weston Ltd.	363	48
GFL Environmental, Inc.	920	32
Gildan Activewear, Inc.	919	31
Great-West Lifeco, Inc.	1,401	37
Hydro One Ltd.	1,659	47
IA Financial Corp., Inc.	532	34
IGM Financial, Inc.	417	12
Imperial Oil Ltd.	1,128	57
Intact Financial Corp.	885	127
Ivanhoe Mines Ltd., Class A (f)	3,230	29
Keyera Corp.	1,112	24
Kinross Gold Corp.	6,296	30
Loblaw Cos., Ltd.	826	75
Lumine Group, Inc. (f)	285	3
Lundin Mining Corp.	3,293	22
Magna International, Inc.	1,420	76
Manulife Financial Corp.	9,123	167
Metro, Inc.	1,209	66
National Bank of Canada	1,679	120
Northland Power, Inc.	1,199	30
Nutrien Ltd.	2,726	201
Nuvei Corp. (f)	329	14
Onex Corp.	368	17
Open Text Corp.	1,351	52
Pan American Silver Corp.	990	18
Parkland Corp.	797	19
Pembina Pipeline Corp.	2,675	87
Power Corp. of Canada	2,789	71
Quebecor, Inc., Class B	791	20
Restaurant Brands International, Inc.	1,477	99
RioCan Real Estate Investment Trust REIT	754	11
Ritchie Bros Auctioneers, Inc.	564	32

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Rogers Communications, Inc., Class B	1,766	$82
Royal Bank of Canada	6,773	648
Saputo, Inc.	1,268	33
Shaw Communications, Inc., Class B	2,290	69
Shopify, Inc., Class A (f)	5,757	276
Sun Life Financial, Inc.	2,835	132
Suncor Energy, Inc.	6,793	211
TC Energy Corp.	4,936	192
Teck Resources Ltd., Class B	2,380	87
TELUS Corp.	2,354	47
TFI International, Inc.	409	49
Thomson Reuters Corp.	855	111
TMX Group Ltd.	279	28
Toromont Industries Ltd.	417	34
Toronto-Dominion Bank	8,581	514
Tourmaline Oil Corp.	1,626	68
West Fraser Timber Co. Ltd.	301	21
Wheaton Precious Metals Corp.	2,190	105
WSP Global, Inc.	634	83
		8,805
China (0.0%) (d)
China Common Rich Renewable Energy Investments Ltd. (f)	42,000	—
Chow Tai Fook Jewellery Group Ltd. (g)	8,796	17
		17
Denmark (0.5%)
AP Moller — Maersk AS Series A	14	25
AP Moller — Maersk AS Series B	24	44
Carlsberg AS Series B	477	74
Chr Hansen Holding AS	526	40
Coloplast AS Series B	586	77
Danske Bank AS (f)	3,342	67
Demant AS (f)	456	16
DSV AS	919	178
Genmab AS (f)	323	122
Novo Nordisk AS Series B	7,998	1,270
Novozymes AS Series B	1,019	52
Orsted AS	941	80
Pandora AS	443	43
ROCKWOOL AS, Class B	45	11
Tryg AS	1,758	38
Vestas Wind Systems AS	5,062	148
		2,285
Finland (0.2%)
Elisa Oyj	725	44
Fortum Oyj (f)	2,223	34
Kesko Oyj, Class B	1,406	30
Kone Oyj, Class B	1,746	91
Neste Oyj	2,137	106
Nokia Oyj	27,771	136
Orion Oyj, Class B	536	24
	Shares	Value (000)
Sampo Oyj, Class A	2,457	$116
Stora Enso Oyj, Class R	2,825	37
UPM-Kymmene Oyj (f)	2,719	91
Wartsila Oyj Abp	2,452	23
		732
France (2.2%)
Accor SA (f)	854	28
Aeroports de Paris (f)	150	21
Air Liquide SA	2,581	432
Airbus SE	2,920	390
Alstom SA	1,596	43
Amundi SA	302	19
ArcelorMittal SA	2,587	78
Arkema SA	297	29
AXA SA	9,203	281
BioMerieux	209	22
BNP Paribas SA	19,441	1,161
Bollore SA	4,377	27
Bouygues SA	1,143	38
Bureau Veritas SA	1,465	42
Capgemini SE	808	150
Carrefour SA	2,919	59
Cie de Saint-Gobain	2,433	138
Cie Generale des Etablissements Michelin SCA	3,361	103
Covivio REIT	238	14
Credit Agricole SA	21,107	238
Danone SA	3,179	198
Dassault Aviation SA	123	24
Dassault Systemes SE	3,320	137
Edenred	1,232	73
Eiffage SA	412	45
Electricite de France SA	2,624	34
Engie SA	9,522	151
EssilorLuxottica SA	1,444	260
Eurazeo SE	216	15
Eurofins Scientific SE	661	44
Euronext NV	423	32
Gecina SA REIT	232	24
Getlink SE	2,193	36
Hermes International	156	316
Ipsen SA	183	20
Kering SA	381	249
Klepierre SA REIT	1,084	25
L'Oreal SA	1,193	533
La Francaise des Jeux SAEM	518	22
Legrand SA	1,323	121
LVMH Moet Hennessy Louis Vuitton SE	1,379	1,266
Orange SA	9,946	118
Pernod Ricard SA	1,015	230
Publicis Groupe SA	1,136	89
Remy Cointreau SA	115	21
Renault SA (f)	977	40
Safran SA	1,679	248

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Sanofi	5,650	$613
Sartorius Stedim Biotech	138	42
Schneider Electric SE	2,691	450
SEB SA	124	14
Societe Generale SA	13,920	314
Sodexo SA	437	43
STMicroelectronics NV	3,387	180
Teleperformance	294	71
Thales SA	529	78
TotalEnergies SE	12,122	715
Ubisoft Entertainment SA (f)	466	12
Unibail-Rodamco-Westfield REIT (f)	607	33
Valeo SA	1,052	22
Veolia Environnement SA	3,368	104
Vinci SA	2,651	304
Vivendi SE	3,554	36
Wendel SE	132	14
Worldline SA (f)	1,193	51
		10,780
Germany (1.4%)
Adidas AG	872	155
Allianz SE (Registered)	2,002	462
Aroundtown SA	5,304	8
BASF SE	4,578	240
Bayer AG (Registered)	4,867	311
Bayerische Motoren Werke AG	1,642	180
Bayerische Motoren Werke AG (Preference)	295	30
Bechtle AG	407	19
Beiersdorf AG	497	65
Brenntag SE	761	57
Carl Zeiss Meditec AG	199	28
Commerzbank AG (f)	18,375	193
Continental AG	547	41
Covestro AG	961	40
Daimler Truck Holding AG (f)	2,241	76
Delivery Hero SE (f)	844	29
Deutsche Bank AG (Registered)	9,809	100
Deutsche Boerse AG	936	182
Deutsche Lufthansa AG (Registered) (f)	2,960	33
Deutsche Post AG (Registered)	4,931	231
Deutsche Telekom AG (Registered)	15,981	387
Dr Ing hc F Porsche AG (Preference) (f)	574	74
E.ON SE	11,213	140
Evonik Industries AG	1,049	22
Fresenius Medical Care AG & Co. KGaA	1,030	44
Fresenius SE & Co. KGaA	2,100	57
GEA Group AG	748	34
Hannover Rueck SE (Registered)	297	58
HeidelbergCement AG	719	52
HelloFresh SE (f)	832	20
Henkel AG & Co. KGaA	514	37
Henkel AG & Co. KGaA (Preference)	879	69
	Shares	Value (000)
Infineon Technologies AG	6,412	$263
Knorr-Bremse AG	358	24
LEG Immobilien SE	378	21
Mercedes-Benz Group AG (Registered)	3,998	307
Merck KGaA	642	120
MTU Aero Engines AG	264	66
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	688	240
Nemetschek SE	285	20
Porsche Automobil Holding SE (Preference)	765	44
Puma SE	531	33
QIAGEN NV (f)	1,136	52
Rational AG	25	17
Rheinmetall AG	227	67
RWE AG	3,203	138
SAP SE	5,182	654
Sartorius AG (Preference)	122	51
Scout24 SE	402	24
Siemens AG (Registered)	3,797	615
Siemens Energy AG (f)	2,160	48
Siemens Healthineers AG	1,436	83
Symrise AG	663	72
Telefonica Deutschland Holding AG	5,131	16
United Internet AG (Registered)	476	8
Volkswagen AG	147	25
Volkswagen AG (Preference)	922	126
Vonovia SE	3,628	68
Zalando SE (f)	1,130	47
		6,723
Hong Kong (0.4%)
AIA Group Ltd.	57,633	605
BOC Hong Kong Holdings Ltd.	17,779	55
Budweiser Brewing Co., APAC Ltd.	8,149	25
CK Asset Holdings Ltd.	9,045	55
CK Hutchison Holdings Ltd.	12,698	79
CK Infrastructure Holdings Ltd.	3,177	17
CLP Holdings Ltd.	8,163	59
ESR Group Ltd.	9,722	18
Futu Holdings Ltd. ADR (f)	313	16
Galaxy Entertainment Group Ltd. (f)	11,633	78
Hang Lung Properties Ltd.	10,178	19
Hang Seng Bank Ltd.	3,750	53
Henderson Land Development Co. Ltd.	7,482	26
HK Electric Investments & HK Electric Investments Ltd.	12,052	8
HKT Trust & HKT Ltd.	18,510	25
Hong Kong & China Gas Co. Ltd.	53,747	47
Hong Kong Exchanges & Clearing Ltd.	5,781	256
Hongkong Land Holdings Ltd.	5,170	23
Jardine Matheson Holdings Ltd.	808	39
Link REIT	10,436	67
MTR Corp. Ltd.	7,924	38
New World Development Co. Ltd.	7,727	21

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
Power Assets Holdings Ltd.	7,024	$38
Sands China Ltd. (f)	12,036	42
Sino Land Co., Ltd.	17,656	24
SITC International Holdings Co. Ltd.	8,062	17
Sun Hung Kai Properties Ltd.	7,381	103
Swire Pacific Ltd., Class A	2,548	20
Swire Properties Ltd.	5,490	14
Techtronic Industries Co. Ltd.	7,237	78
WH Group Ltd.	40,700	24
Wharf Real Estate Investment Co. Ltd.	8,582	49
Xinyi Glass Holdings Ltd.	9,483	17
		2,055
Ireland (0.1%)
AIB Group PLC	5,357	22
Bank of Ireland Group PLC	5,397	55
CRH PLC	3,919	198
Flutter Entertainment PLC (f)	876	159
Kerry Group PLC, Class A	828	82
Kingspan Group PLC	804	55
Smurfit Kappa Group PLC	1,291	47
		618
Israel (0.1%)
Azrieli Group Ltd.	219	13
Bank Hapoalim BM	6,545	54
Bank Leumi Le-Israel BM	7,957	60
Bezeq The Israeli Telecommunication Corp. Ltd.	10,690	15
Check Point Software Technologies Ltd. (f)	516	67
CyberArk Software Ltd. (f)	209	31
Elbit Systems Ltd.	137	23
ICL Group Ltd.	3,648	25
Israel Discount Bank Ltd., Class A	6,375	31
Mizrahi Tefahot Bank Ltd.	795	25
Nice Ltd. (f)	328	75
Teva Pharmaceutical Industries Ltd. ADR (f)	5,718	51
Tower Semiconductor Ltd. (f)	563	24
Wix.com Ltd. (f)	295	29
ZIM Integrated Shipping Services Ltd.	433	10
		533
Italy (0.6%)
Amplifon SpA	606	21
Assicurazioni Generali SpA	5,359	107
CNH Industrial NV	4,909	75
Davide Campari-Milano NV	2,583	32
DiaSorin SpA	123	13
Enel SpA	39,586	241
Eni SpA	11,942	167
EXOR NV	1050	87
Ferrari NV	616	167
FinecoBank Banca Fineco SpA	10,457	160
Infrastrutture Wireless Italiane SpA	1,640	22
Intesa Sanpaolo SpA	286,574	735
	Shares	Value (000)
Mediobanca Banca di Credito Finanziario SpA	10,525	$106
Moncler SpA	999	69
Nexi SpA (f)	2,888	23
Poste Italiane SpA	2,497	25
Prysmian SpA	1,240	52
Recordati Industria Chimica e Farmaceutica SpA	511	22
Snam SpA	9,845	52
Stellantis NV	10,781	196
Telecom Italia SpA (Milano) (f)	48,502	16
Tenaris SA	2,259	32
Terna — Rete Elettrica Nazionale	6,872	56
UniCredit SpA	35,052	661
		3,137
Netherlands (0.8%)
ABN AMRO Bank NV CVA	7,296	116
Adyen NV (f)	109	174
Aegon NV	8,875	38
AerCap Holdings NV (f)	674	38
Akzo Nobel NV	912	71
ASM International NV	234	95
ASML Holding NV	2,020	1,377
BNP Paribas Emissions- und Handelsgesellschaft mbH	67,231	798
Coca-Cola Europacific Partners PLC	1,025	61
Heineken Holding NV	500	46
Heineken NV	1,285	138
IMCD NV	284	46
JDE Peet's NV	504	15
Just Eat Takeaway.com NV (f)	927	18
Koninklijke Ahold Delhaize NV	5,170	177
Koninklijke DSM NV	862	102
Koninklijke KPN NV	16,356	58
Koninklijke Philips NV	4,577	84
NN Group NV	1,385	50
OCI NV	528	18
Prosus NV (f)	4,154	325
Randstad NV	595	35
Universal Music Group NV	3,612	91
Wolters Kluwer NV	1,305	165
		4,136
New Zealand (0.0%) (d)
Auckland International Airport Ltd. (f)	6,302	34
Fisher & Paykel Healthcare Corp. Ltd.	2,915	49
Mercury NZ Ltd.	3,528	14
Meridian Energy Ltd.	6,319	21
Spark New Zealand Ltd.	9,453	30
		148
Norway (0.1%)
Adevinta ASA (f)	1,517	11
Aker BP ASA	1,591	39
DNB Bank ASA	4,668	84
Equinor ASA	4,796	136
Gjensidige Forsikring ASA	1,011	17

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Norway (cont'd)
Kongsberg Gruppen ASA	445	$18
Mowi ASA	2,078	38
Norsk Hydro ASA	6,689	50
Orkla ASA	3,783	27
Salmar ASA	327	14
Telenor ASA	3,581	42
Yara International ASA	840	36
		512
Portugal (0.0%) (d)
EDP — Energias de Portugal SA	12,763	70
EDP Renovaveis SA	1,353	31
Galp Energia SGPS SA	2,281	26
Jeronimo Martins SGPS SA	1,285	30
		157
Singapore (0.2%)
CapitaLand Ascendas REIT REIT	16,500	36
CapitaLand Integrated Commercial Trust REIT	26,102	39
Capitaland Investment Ltd.	12,600	35
City Developments Ltd.	2,000	11
DBS Group Holdings Ltd.	8,800	219
Genting Singapore Ltd.	29,300	25
Grab Holdings Ltd., Class A (f)	6,600	20
Jardine Cycle & Carriage Ltd.	600	14
Keppel Corp. Ltd.	7,200	30
Mapletree Logistics Trust REIT	16,500	21
Mapletree Pan Asia Commercial Trust REIT	11,800	16
Oversea-Chinese Banking Corp. Ltd.	16,500	154
Sea Ltd. ADR (f)	1,800	156
Sembcorp Marine Ltd. (f)	142,869	13
Singapore Airlines Ltd.	6,500	28
Singapore Exchange Ltd.	4,200	30
Singapore Technologies Engineering Ltd.	7,600	21
Singapore Telecommunications Ltd.	39,300	73
United Overseas Bank Ltd.	5,700	128
UOL Group Ltd.	2,200	11
Venture Corp. Ltd.	1,200	16
Wilmar International Ltd.	9,300	29
		1,125
South Africa (0.1%)
Anglo American PLC	6,224	207
Spain (0.7%)
Acciona SA	123	25
ACS Actividades de Construccion y Servicios SA	1,070	34
Aena SME SA (f)	376	61
Amadeus IT Group SA (f)	2,240	150
Banco Bilbao Vizcaya Argentaria SA	113,411	811
Banco Santander SA	299,232	1,115
CaixaBank SA	78,485	306
Cellnex Telecom SA (f)	2,699	105
Corp. ACCIONA Energias Renovables SA	329	13
Enagas SA	1,231	23
	Shares	Value (000)
Endesa SA	1,569	$34
Ferrovial SA	2,432	71
Grifols SA (f)	1,490	15
Iberdrola SA	29,836	372
Industria de Diseno Textil SA	5,351	180
Naturgy Energy Group SA	724	22
Red Electrica Corp. SA	2,010	35
Repsol SA	6,679	103
Siemens Gamesa Renewable Energy SA (f)	1,133	22
Telefonica SA	25,502	110
Telepizza Group SA (f)	156	1
		3,608
Sweden (0.5%)
Alfa Laval AB	1,411	50
Assa Abloy AB, Class B	4,915	118
Atlas Copco AB, Class A	13,098	166
Atlas Copco AB, Class B	7,622	88
Boliden AB	1,324	52
Electrolux AB, Class B	1,087	13
Embracer Group AB (f)	3,135	15
Epiroc AB, Class A	3,222	64
Epiroc AB, Class B	1,904	32
EQT AB	1,486	30
Essity AB, Class B	2,955	84
Evolution AB	889	119
Fastighets AB Balder, Class B (f)	3,114	13
Getinge AB, Class B	1,134	28
Hennes & Mauritz AB, Class B	3,615	52
Hexagon AB, Class B	9,557	110
Holmen AB, Class B	453	17
Husqvarna AB, Class B	2,075	18
Industrivarden AB, Class A	638	17
Industrivarden AB, Class C	755	20
Indutrade AB	1,345	29
Investment AB Latour, Class B	730	15
Investor AB, Class A	2,475	51
Investor AB, Class B	9,044	180
Kinnevik AB, Class B (f)	1,192	18
L E Lundbergforetagen AB, Class B	371	17
Lifco AB, Class B	1,150	25
Nibe Industrier AB, Class B	7,494	85
Nordea Bank Abp	16,079	172
Sagax AB, Class B	935	22
Sandvik AB	5,212	111
Securitas AB, Class B	2,389	21
Skandinaviska Enskilda Banken AB, Class A (f)	7,809	86
Skanska AB, Class B	1,661	25
SKF AB, Class B	1,870	37
Svenska Cellulosa AB SCA, Class B	2,936	39
Svenska Handelsbanken AB, Class A	7,069	61
Swedbank AB, Class A	4,377	72
Swedish Orphan Biovitrum AB (f)	816	19
Tele2 AB, Class B	2,795	28
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Telefonaktiebolaget LM Ericsson, Class B	14,206	$83
Telia Co. AB	12,925	33
Volvo AB, Class A	978	21
Volvo AB, Class B	7,377	152
Volvo Car AB, Class B (f)	2,956	13
		2,521
Switzerland (1.5%)
ABB Ltd. (Registered)	7,684	264
Adecco Group AG (Registered)	793	29
Alcon, Inc.	2,478	176
Bachem Holding AG	170	17
Baloise Holding AG (Registered)	222	35
Banque Cantonale Vaudoise (Registered)	149	14
Barry Callebaut AG (Registered)	18	38
BKW AG	105	17
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	118
Chocoladefabriken Lindt & Sprungli AG	5	59
Cie Financiere Richemont SA (Registered)	2,557	410
Clariant AG (Registered) (f)	1,072	18
Credit Suisse Group AG (Registered)	18,020	16
EMS-Chemie Holding AG (Registered)	35	29
Geberit AG (Registered)	177	99
Givaudan SA (Registered)	46	150
Holcim AG (Registered) (f)	2,717	175
Julius Baer Group Ltd.	1,043	71
Kuehne & Nagel International AG (Registered)	265	79
Logitech International SA (Registered)	847	50
Lonza Group AG (Registered)	366	220
Nestle SA (Registered)	13,363	1,629
Novartis AG (Registered)	10,572	971
Partners Group Holding AG	111	105
Roche Holding AG	131	39
Roche Holding AG (Genusschein)	3,442	984
Schindler Holding AG	200	44
Schindler Holding AG (Registered)	114	24
SGS SA (Registered)	31	68
SIG Group AG (f)	1,533	40
Sika AG (Registered)	720	202
Sonova Holding AG (Registered)	265	78
Straumann Holding AG (Registered)	549	82
Swatch Group AG	140	48
Swatch Group AG (Registered)	258	16
Swiss Life Holding AG (Registered)	150	93
Swiss Prime Site AG (Registered)	378	31
Swiss Re AG	1,468	151
Swisscom AG (Registered)	124	79
Temenos AG (Registered)	315	22
UBS Group AG (Registered)	16,367	346
VAT Group AG	133	48
Zurich Insurance Group AG	734	352
		7,536
	Shares	Value (000)
United Kingdom (2.3%)
3i Group PLC	4,776	$100
abrdn PLC	10,694	27
Admiral Group PLC	899	23
Antofagasta PLC	1,907	37
Ashtead Group PLC	2,166	133
Associated British Foods PLC	1,776	43
AstraZeneca PLC	7,575	1,050
Auto Trader Group PLC	4,723	36
Aviva PLC	13,715	69
BAE Systems PLC	15,361	186
Barclays PLC	78,654	142
Barratt Developments PLC	5,089	29
Berkeley Group Holdings PLC	543	28
BP PLC	91,497	578
British American Tobacco PLC	10,548	370
British Land Co. PLC REIT	4,409	21
BT Group PLC	34,196	62
Bunzl PLC	1,664	63
Burberry Group PLC	1,926	62
Coca-Cola HBC AG (f)	1,001	27
Compass Group PLC	8,647	217
Croda International PLC	688	55
DCC PLC	492	29
Diageo PLC	11,127	497
Entain PLC	2,914	45
Evraz PLC (f)	2,495	—
Experian PLC	4,525	149
G4S PLC (f)	6,437	19
Glencore PLC	47,096	271
GSK PLC	19,945	352
Haleon PLC	24,750	98
Halma PLC	1,885	52
Hargreaves Lansdown PLC	1,797	18
Hikma Pharmaceuticals PLC	822	17
HSBC Holdings PLC	97,035	660
Imperial Brands PLC	4,420	102
Informa PLC	7,124	61
InterContinental Hotels Group PLC	908	59
Intertek Group PLC	806	40
J Sainsbury PLC	8,669	30
JD Sports Fashion PLC	12,989	29
Johnson Matthey PLC	892	22
Kingfisher PLC	9,648	31
Land Securities Group PLC REIT	3,520	27
Legal & General Group PLC	29,372	87
Lloyds Banking Group PLC	332,503	196
London Stock Exchange Group PLC	1,610	156
M&G PLC	12,431	30
Melrose Industries PLC	20,128	41
Mondi PLC	2,416	38
National Grid PLC	18,069	244
NatWest Group PLC	25,867	84

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Next PLC	642	$52
Ocado Group PLC (f)	2,956	20
Paragon Offshore PLC (f)(h)	303	—
Pearson PLC	3,271	34
Persimmon PLC	1,599	25
Phoenix Group Holdings PLC	3,708	25
Prudential PLC	13,502	185
Reckitt Benckiser Group PLC	3,503	267
RELX PLC (LSE)	9,435	306
Rentokil Initial PLC	12,345	90
Rio Tinto PLC	14,011	951
Rolls-Royce Holdings PLC (f)	41,373	76
Sage Group PLC	5,132	49
Schroders PLC	3,694	21
Segro PLC REIT	5,968	57
Severn Trent PLC	1,241	44
Shell PLC	35,336	1,007
Smith & Nephew PLC	4,305	60
Smiths Group PLC	1,786	38
Spirax-Sarco Engineering PLC	362	53
SSE PLC	5,258	117
St. James's Place PLC	2,694	40
Standard Chartered PLC	12,218	93
Taylor Wimpey PLC	17,650	26
Tesco PLC	36,666	120
Unilever PLC CVA	12,453	645
United Utilities Group PLC	3,376	44
Vodafone Group PLC	129,652	143
Whitbread PLC	999	37
WPP PLC	5,377	64
		11,531
United States (20.1%)
3M Co.	1,529	161
Abbott Laboratories	4,799	486
AbbVie, Inc.	4,865	775
Accenture PLC, Class A	1,707	488
Activision Blizzard, Inc.	2,145	184
Adobe, Inc. (f)	1,243	479
Advance Auto Parts, Inc.	167	20
Advanced Micro Devices, Inc. (f)	4,385	430
AES Corp.	1,814	44
Affirm Holdings, Inc. (f)	538	6
Aflac, Inc.	1,616	104
Agilent Technologies, Inc.	805	111
Air Products & Chemicals, Inc.	610	175
Airbnb, Inc., Class A (f)	1,009	126
Akamai Technologies, Inc. (f)	434	34
Albemarle Corp.	321	71
Alcoa Corp.	480	20
Alexandria Real Estate Equities, Inc. REIT	423	53
Align Technology, Inc. (f)	201	67
Allegion PLC	240	26
	Shares	Value (000)
Alliant Energy Corp.	690	$37
Allstate Corp.	724	80
Ally Financial, Inc.	844	22
Alnylam Pharmaceuticals, Inc. (f)	324	65
Alphabet, Inc., Class A (f)	16,411	1,702
Alphabet, Inc., Class C (f)	15,207	1,582
Altria Group, Inc.	4,963	221
Amazon.com, Inc. (f)	24,987	2,581
Amcor PLC	4,090	47
Ameren Corp.	710	61
American Electric Power Co., Inc.	1,414	129
American Express Co.	1,739	287
American Financial Group, Inc.	195	24
American Homes 4 Rent, Class A REIT	858	27
American International Group, Inc.	2,041	103
American Tower Corp. REIT	1,276	261
American Water Works Co., Inc.	500	73
Ameriprise Financial, Inc.	294	90
AmerisourceBergen Corp.	424	68
AMETEK, Inc.	626	91
Amgen, Inc.	1,471	356
Amphenol Corp., Class A	1,627	133
Analog Devices, Inc.	1,412	278
Annaly Capital Management, Inc. REIT	1,278	24
ANSYS, Inc. (f)	237	79
AO Smith Corp.	352	24
Aon PLC, Class A	576	182
APA Corp.	897	32
Apollo Global Management, Inc.	1,090	69
Apple, Inc.	44,089	7,270
Applied Materials, Inc.	2,361	290
Aptiv PLC (f)	738	83
Aramark	639	23
Arch Capital Group Ltd. (f)	989	67
Archer-Daniels-Midland Co.	1,530	122
Ares Management Corp., Class A	421	35
Arista Networks, Inc. (f)	670	112
Arrow Electronics, Inc. (f)	175	22
Arthur J Gallagher & Co.	570	109
Aspen Technology, Inc. (f)	78	18
Assurant, Inc.	147	18
AT&T, Inc.	19,421	374
Atmos Energy Corp.	385	43
Autodesk, Inc. (f)	594	124
Automatic Data Processing, Inc.	1,147	255
AutoZone, Inc. (f)	53	130
AvalonBay Communities, Inc. REIT	386	65
Avantor, Inc. (f)	1,841	39
Avery Dennison Corp.	221	40
Baker Hughes Co.	2,721	79
Ball Corp.	855	47
Bank of America Corp.	19,574	560
Bank of New York Mellon Corp.	2,094	95

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Bath & Body Works, Inc.	629	$23
Baxter International, Inc.	1,377	56
Becton Dickinson & Co.	776	192
Bentley Systems, Inc., Class B	531	23
Berkshire Hathaway, Inc., Class B (f)	3,551	1,096
Best Buy Co., Inc.	560	44
Bill.Com Holdings, Inc. (f)	253	21
Bio-Rad Laboratories, Inc., Class A (f)	61	29
Bio-Techne Corp.	430	32
Biogen, Inc. (f)	393	109
BioMarin Pharmaceutical, Inc. (f)	509	50
Black Knight, Inc. (f)	430	25
BlackRock, Inc.	414	277
Blackstone Group, Inc.	1,913	168
Block, Inc., Class A (f)	1,418	97
Boeing Co. (f)	1,528	325
Booking Holdings, Inc. (f)	108	286
Booz Allen Hamilton Holding Corp.	361	33
BorgWarner, Inc.	647	32
Boston Properties, Inc. REIT	403	22
Boston Scientific Corp. (f)	3,915	196
Bristol-Myers Squibb Co.	5,900	409
Broadcom, Inc.	1,121	719
Broadridge Financial Solutions, Inc.	321	47
Brown & Brown, Inc.	653	38
Brown-Forman Corp., Class B	853	55
Bunge Ltd.	416	40
Burlington Stores, Inc. (f)	179	36
Cadence Design Systems, Inc. (f)	745	157
Caesars Entertainment, Inc. (f)	587	29
Camden Property Trust REIT	278	29
Campbell Soup Co.	586	32
Capital One Financial Corp.	1,045	101
Cardinal Health, Inc.	740	56
Carlisle Cos., Inc.	141	32
Carlyle Group, Inc.	544	17
CarMax, Inc. (f)	441	28
Carnival Corp. (f)	2,717	28
Carrier Global Corp.	2,312	106
Catalent, Inc. (f)	466	31
Caterpillar, Inc.	1,436	329
Cboe Global Markets, Inc.	292	39
CBRE Group, Inc., Class A (f)	878	64
CDW Corp.	371	72
Celanese Corp.	299	33
Centene Corp. (f)	1,570	99
CenterPoint Energy, Inc.	1,729	51
Ceridian HCM Holding, Inc. (f)	377	28
CF Industries Holdings, Inc.	543	39
CH Robinson Worldwide, Inc.	345	34
Charles River Laboratories International, Inc. (f)	140	28
Charles Schwab Corp.	3,914	205
	Shares	Value (000)
Charter Communications, Inc., Class A (f)	307	$110
Cheniere Energy, Inc.	618	97
Chesapeake Energy Corp.	282	21
Chevron Corp.	5,032	821
Chewy, Inc., Class A (f)	254	10
Chipotle Mexican Grill, Inc. (f)	75	128
Chubb Ltd.	1,130	219
Church & Dwight Co., Inc.	670	59
Cigna Corp.	837	214
Cincinnati Financial Corp.	410	46
Cintas Corp.	251	116
Cisco Systems, Inc.	11,371	594
Citigroup, Inc.	5,291	248
Citizens Financial Group, Inc.	1,358	41
Clarivate PLC (f)	825	8
Cleveland-Cliffs, Inc. (f)	1,409	26
Clorox Co.	345	55
Cloudflare, Inc., Class A (f)	683	42
CME Group, Inc.	991	190
CMS Energy Corp.	795	49
Coca-Cola Co.	11,254	698
Cognex Corp.	474	24
Cognizant Technology Solutions Corp., Class A	1,409	86
Coinbase Global, Inc., Class A (f)	337	23
Colgate-Palmolive Co.	2,187	164
Comcast Corp., Class A	11,920	452
Conagra Brands, Inc.	1,316	49
ConocoPhillips	3,423	340
Consolidated Edison, Inc.	977	93
Constellation Brands, Inc., Class A	439	99
Constellation Energy Corp.	897	70
Contra Abiomed, Inc. (f)	90	—	@
Cooper Cos., Inc.	134	50
Copart, Inc. (f)	1,178	89
Corning, Inc.	2,206	78
Corteva, Inc.	1,946	117
CoStar Group, Inc. (f)	1,090	75
Costco Wholesale Corp.	1,215	604
Coterra Energy, Inc.	2,185	54
Crowdstrike Holdings, Inc., Class A (f)	549	75
Crown Castle, Inc. REIT	1,181	158
Crown Holdings, Inc.	330	27
CSX Corp.	5,974	179
Cummins, Inc.	386	92
CVS Health Corp.	3,608	268
Danaher Corp.	1,913	482
Darden Restaurants, Inc.	333	52
Darling Ingredients, Inc. (f)	433	25
Datadog, Inc., Class A (f)	671	49
DaVita, Inc. (f)	152	12
Deere & Co.	793	327
Dell Technologies, Inc., Class C	731	29
Delta Air Lines, Inc. (f)	438	15

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Dentsply Sirona, Inc.	585	$23
Devon Energy Corp.	1,710	87
Dexcom, Inc. (f)	1,056	123
Diamondback Energy, Inc.	461	62
Digital Realty Trust, Inc. REIT	783	77
Discover Financial Services	739	73
DISH Network Corp., Class A (f)	678	6
DocuSign, Inc. (f)	549	32
Dollar General Corp.	623	131
Dollar Tree, Inc. (f)	614	88
Dominion Energy, Inc.	2,284	128
Domino's Pizza, Inc.	99	33
DoorDash, Inc., Class A (f)	632	40
Dover Corp.	392	60
Dow, Inc.	1,961	108
DR Horton, Inc.	905	88
Dropbox, Inc., Class A (f)	749	16
DTE Energy Co.	532	58
Duke Energy Corp.	2,118	204
DuPont de Nemours, Inc.	1,362	98
Dynatrace, Inc. (f)	543	23
Eastman Chemical Co.	338	29
Eaton Corp. PLC	1,090	187
eBay, Inc.	1,520	67
Ecolab, Inc.	703	116
Edison International	1,053	74
Edwards Lifesciences Corp. (f)	1,686	140
Elanco Animal Health, Inc. (f)	1,155	11
Electronic Arts, Inc.	760	92
Elevance Health, Inc.	659	303
Eli Lilly & Co.	2,205	757
Emerson Electric Co.	1,609	140
Enphase Energy, Inc. (f)	370	78
Entegris, Inc.	407	33
Entergy Corp.	560	60
EOG Resources, Inc.	1,595	183
EPAM Systems, Inc. (f)	155	46
EQT Corp.	924	30
Equifax, Inc.	339	69
Equinix, Inc. REIT	251	181
Equitable Holdings, Inc.	1,029	26
Equity Lifestyle Properties, Inc. REIT	483	32
Equity Residential REIT	989	59
Erie Indemnity Co., Class A	69	16
Essential Utilities, Inc.	680	30
Essex Property Trust, Inc. REIT	179	37
Estee Lauder Cos., Inc., Class A	638	157
Etsy, Inc. (f)	347	39
Everest Re Group Ltd.	107	38
Evergy, Inc.	630	39
Eversource Energy	953	75
Exact Sciences Corp. (f)	468	32
	Shares	Value (000)
Exelon Corp.	2,706	$113
Expedia Group, Inc. (f)	418	41
Expeditors International of Washington, Inc.	454	50
Extra Space Storage, Inc. REIT	367	60
Exxon Mobil Corp.	11,266	1,235
F5, Inc. (f)	162	24
Factset Research Systems, Inc.	107	44
Fair Isaac Corp. (f)	68	48
Fastenal Co.	1,581	85
FedEx Corp.	686	157
Ferguson PLC	579	77
Fidelity National Financial, Inc.	717	25
Fidelity National Information Services, Inc.	1,655	90
Fifth Third Bancorp	1,879	50
First Citizens BancShares, Inc., Class A	33	32
First Horizon Corp.	1,467	26
First Republic Bank	501	7
First Solar, Inc. (f)	261	57
FirstEnergy Corp.	1,484	59
Fiserv, Inc. (f)	1,647	186
FleetCor Technologies, Inc. (f)	194	41
FMC Corp.	344	42
Ford Motor Co.	11,052	139
Fortinet, Inc. (f)	1,821	121
Fortive Corp.	926	63
Fortune Brands Innovations, Inc.	353	21
Fox Corp., Class A	836	28
Fox Corp., Class B	397	12
Franklin Resources, Inc.	815	22
Freeport-McMoRan, Inc.	3,867	158
Gaming and Leisure Properties, Inc. REIT	700	36
Garmin Ltd.	425	43
Gartner, Inc. (f)	220	72
GE Healthcare, Inc. (f)	978	80
Gen Digital, Inc.	1,651	28
Generac Holdings, Inc. (f)	177	19
General Dynamics Corp.	630	144
General Electric Co.	2,936	281
General Mills, Inc.	1,709	146
General Motors Co.	3,822	140
Genuine Parts Co.	387	65
Gilead Sciences, Inc.	3,519	292
Global Payments, Inc.	752	79
Globe Life, Inc.	254	28
GoDaddy, Inc., Class A (f)	424	33
Goldman Sachs Group, Inc.	935	306
Halliburton Co.	2,435	77
Hartford Financial Services Group, Inc.	872	61
Hasbro, Inc.	366	20
HCA Healthcare, Inc.	629	166
Healthcare Realty Trust, Inc. REIT	1,049	20
Healthpeak Properties, Inc. REIT	1,484	33
HEICO Corp.	118	20

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
HEICO Corp., Class A	195	$27
Henry Schein, Inc. (f)	374	31
Hershey Co.	405	103
Hess Corp.	756	100
Hewlett Packard Enterprise Co.	3,542	56
HF Sinclair Corp.	441	21
Hilton Worldwide Holdings, Inc.	759	107
Hologic, Inc. (f)	680	55
Home Depot, Inc.	2,824	833
Honeywell International, Inc.	1,829	350
Horizon Therapeutics PLC (f)	599	65
Hormel Foods Corp.	832	33
Host Hotels & Resorts, Inc. REIT	1,947	32
Howmet Aerospace, Inc.	1,010	43
HP, Inc.	2,847	84
Hubbell, Inc.	147	36
HubSpot, Inc. (f)	124	53
Humana, Inc.	347	168
Huntington Bancshares, Inc.	3,925	44
Huntington Ingalls Industries, Inc.	110	23
IDEX Corp.	206	48
IDEXX Laboratories, Inc. (f)	226	113
Illinois Tool Works, Inc.	846	206
Illumina, Inc. (f)	428	100
Incyte Corp. (f)	518	37
Ingersoll Rand, Inc.	1,091	63
Insulet Corp. (f)	187	60
Intel Corp.	11,351	371
Intercontinental Exchange, Inc.	1,523	159
International Business Machines Corp.	2,452	321
International Flavors & Fragrances, Inc.	697	64
International Paper Co.	946	34
Interpublic Group of Cos., Inc.	1,068	40
Intuit, Inc.	724	323
Intuitive Surgical, Inc. (f)	977	250
Invesco Ltd.	936	15
Invitation Homes, Inc. REIT	1,672	52
IQVIA Holdings, Inc. (f)	507	101
Iron Mountain, Inc. REIT	799	42
Jack Henry & Associates, Inc.	199	30
Jacobs Solutions, Inc.	348	41
Jazz Pharmaceuticals PLC (f)	172	25
JB Hunt Transport Services, Inc.	233	41
JM Smucker Co.	294	46
Johnson & Johnson	7,191	1,115
Johnson Controls International PLC	1,886	114
JPMorgan Chase & Co.	7,967	1,038
Juniper Networks, Inc.	883	30
Kellogg Co.	709	47
Keurig Dr Pepper, Inc.	2,138	75
KeyCorp	2,553	32
Keysight Technologies, Inc. (f)	490	79
	Shares	Value (000)
Kimberly-Clark Corp.	936	$126
Kimco Realty Corp. REIT	1,701	33
Kinder Morgan, Inc.	5,577	98
KKR & Co., Inc.	1,531	80
KLA Corp.	386	154
Knight-Swift Transportation Holdings, Inc.	428	24
Kraft Heinz Co.	2,040	79
Kroger Co.	1,861	92
L3Harris Technologies, Inc.	525	103
Laboratory Corp. of America Holdings	247	57
Lam Research Corp.	377	200
Lamb Weston Holdings, Inc.	393	41
Las Vegas Sands Corp. (f)	941	54
Lear Corp.	161	22
Leidos Holdings, Inc.	354	33
Lennar Corp., Class A	705	74
Lennox International, Inc.	87	22
Liberty Broadband Corp., Class C (f)	345	28
Liberty Global PLC, Class A (f)	452	9
Liberty Global PLC Series C (f)	777	16
Liberty Media Corp-Liberty SiriusXM, Class A (f)	201	6
Liberty Media Corp-Liberty SiriusXM, Class C (f)	451	13
Liberty Media Corp.-Liberty Formula One, Class C (f)	537	40
Lincoln National Corp.	439	10
Linde PLC	1,363	484
Live Nation Entertainment, Inc. (f)	470	33
LKQ Corp.	714	41
Lockheed Martin Corp.	645	305
Loews Corp.	549	32
Lowe's Cos., Inc.	1,716	343
LPL Financial Holdings, Inc.	217	44
Lucid Group, Inc. (f)	1,110	9
Lululemon Athletica, Inc. (f)	325	118
Lumen Technologies, Inc.	2,583	7
LyondellBasell Industries NV, Class A	712	67
M&T Bank Corp.	480	57
Marathon Oil Corp.	1,844	44
Marathon Petroleum Corp.	1,343	181
Markel Corp. (f)	36	46
MarketAxess Holdings, Inc.	105	41
Marriott International, Inc., Class A	759	126
Marsh & McLennan Cos., Inc.	1,349	225
Martin Marietta Materials, Inc.	172	61
Marvell Technology, Inc.	2,382	103
Masco Corp.	625	31
Masimo Corp. (f)	131	24
Mastercard, Inc., Class A	2,354	855
Match Group, Inc. (f)	770	30
McCormick & Co., Inc.	690	57
McDonald's Corp.	2,013	563
McKesson Corp.	391	139
Medical Properties Trust, Inc. REIT	1,639	13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Medtronic PLC	3,663	$295
MercadoLibre, Inc. (f)	124	163
Merck & Co., Inc.	6,911	735
Meta Platforms, Inc., Class A (f)	6,161	1,306
MetLife, Inc.	1,840	107
Mettler-Toledo International, Inc. (f)	61	93
MGM Resorts International	856	38
Microchip Technology, Inc.	1,513	127
Micron Technology, Inc.	3,083	186
Microsoft Corp.	19,309	5,567
Mid-America Apartment Communities, Inc. REIT	318	48
Moderna, Inc. (f)	862	132
Mohawk Industries, Inc. (f)	141	14
Molina Healthcare, Inc. (f)	160	43
Molson Coors Beverage Co., Class B	530	27
Mondelez International, Inc., Class A	3,746	261
MongoDB, Inc. (f)	179	42
Monolithic Power Systems, Inc.	121	61
Monster Beverage Corp. (f)	2,154	116
Moody's Corp.	453	139
Mosaic Co.	936	43
Motorola Solutions, Inc.	457	131
MSCI, Inc.	221	124
Nasdaq, Inc.	948	52
NetApp, Inc.	599	38
Netflix, Inc. (f)	1,218	421
Neurocrine Biosciences, Inc. (f)	259	26
Newell Brands, Inc.	1,092	14
Newmont Corp.	2,076	102
News Corp., Class A	1,058	18
NextEra Energy, Inc.	5,375	414
NIKE, Inc., Class B	3,487	428
NiSource, Inc.	1,113	31
Nordson Corp.	141	31
Norfolk Southern Corp.	652	138
Northern Trust Corp.	540	48
Northrop Grumman Corp.	403	186
Novocure Ltd. (f)	253	15
NRG Energy, Inc.	646	22
Nucor Corp.	702	108
NVIDIA Corp.	6,893	1,915
NVR, Inc. (f)	8	45
NXP Semiconductors NV	720	134
O'Reilly Automotive, Inc. (f)	171	145
Occidental Petroleum Corp.	2,552	159
Okta, Inc. (f)	405	35
Old Dominion Freight Line, Inc.	267	91
Omnicom Group, Inc.	561	53
ON Semiconductor Corp. (f)	1,184	97
ONEOK, Inc.	1,228	78
Oracle Corp.	4,358	405
Otis Worldwide Corp.	1,151	97
	Shares	Value (000)
Ovintiv, Inc.	700	$25
Owens Corning	267	26
PACCAR, Inc.	1,426	104
Packaging Corp. of America	259	36
Palantir Technologies, Inc., Class A (f)	4,552	38
Palo Alto Networks, Inc. (f)	825	165
Paramount Global, Class B	1,677	37
Parker Hannifin Corp.	348	117
Paychex, Inc.	895	103
Paycom Software, Inc. (f)	139	42
Paylocity Holding Corp. (f)	113	22
PayPal Holdings, Inc. (f)	2,997	228
Pentair PLC	453	25
PepsiCo, Inc.	3,784	690
PerkinElmer, Inc.	346	46
Pfizer, Inc.	15,466	631
PG&E Corp. (f)	4,061	66
Philip Morris International, Inc.	4,242	413
Phillips 66	1,300	132
Pinterest, Inc., Class A (f)	1,584	43
Pioneer Natural Resources Co.	620	127
Plug Power, Inc. (f)	1,418	17
PNC Financial Services Group, Inc.	1,109	141
Pool Corp.	110	38
PPG Industries, Inc.	652	87
PPL Corp.	2,012	56
Principal Financial Group, Inc.	678	50
Procter & Gamble Co.	6,559	975
Progressive Corp.	1,590	227
ProLogis, Inc. REIT	2,514	314
Prudential Financial, Inc.	1,010	84
PTC, Inc. (f)	305	39
Public Service Enterprise Group, Inc.	1,370	86
Public Storage REIT	431	130
Pulte Group, Inc.	639	37
Qorvo, Inc. (f)	286	29
QUALCOMM, Inc.	3,089	394
Quanta Services, Inc.	386	64
Quest Diagnostics, Inc.	321	45
Raymond James Financial, Inc.	528	49
Raytheon Technologies Corp.	4,019	394
Realty Income Corp. REIT	1,697	107
Regency Centers Corp. REIT	424	26
Regeneron Pharmaceuticals, Inc. (f)	289	237
Regions Financial Corp.	2,541	47
Repligen Corp. (f)	144	24
Republic Services, Inc.	606	82
ResMed, Inc.	401	88
Rivian Automotive, Inc., Class A (f)	891	14
Robert Half International, Inc.	305	25
ROBLOX Corp., Class A (f)	952	43
Rockwell Automation, Inc.	313	92
Roku, Inc. (f)	341	22

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Rollins, Inc.	605	$23
Roper Technologies, Inc.	291	128
Ross Stores, Inc.	959	102
Royal Caribbean Cruises Ltd. (f)	633	41
Royalty Pharma PLC, Class A	955	34
RPM International, Inc.	354	31
S&P Global, Inc.	938	323
Salesforce, Inc. (f)	2,732	546
SBA Communications Corp. REIT	293	77
Schlumberger NV	3,770	185
Seagate Technology Holdings PLC	546	36
Seagen, Inc. (f)	372	75
Sealed Air Corp.	401	18
SEI Investments Co.	317	18
Sempra Energy	867	131
Sensata Technologies Holding PLC	426	21
ServiceNow, Inc. (f)	551	256
Sherwin-Williams Co.	677	152
Simon Property Group, Inc. REIT	897	100
Sirius XM Holdings, Inc.	2,145	9
Skyworks Solutions, Inc.	446	53
Snap, Inc., Class A (f)	3,022	34
Snap-On, Inc.	146	36
Snowflake, Inc., Class A (f)	597	92
SolarEdge Technologies, Inc. (f)	151	46
Southern Co.	2,952	205
Southwest Airlines Co.	406	13
Splunk, Inc. (f)	438	42
SS&C Technologies Holdings, Inc.	623	35
Stanley Black & Decker, Inc.	406	33
Starbucks Corp.	3,158	329
State Street Corp.	1,002	76
Steel Dynamics, Inc.	487	55
Steris PLC	272	52
Stryker Corp.	936	267
Sun Communities, Inc. REIT	340	48
Synchrony Financial	1,312	38
Synopsys, Inc. (f)	417	161
Sysco Corp.	1,383	107
T Rowe Price Group, Inc.	620	70
T-Mobile US, Inc. (f)	1,730	251
Take-Two Interactive Software, Inc. (f)	456	54
Targa Resources Corp.	587	43
Target Corp.	1,275	211
TE Connectivity Ltd.	882	116
Teledyne Technologies, Inc. (f)	128	57
Teleflex, Inc.	129	33
Teradyne, Inc.	428	46
Tesla, Inc. (f)	7,705	1,599
Texas Instruments, Inc.	2,512	467
Texas Pacific Land Corp.	17	29
Textron, Inc.	577	41
	Shares	Value (000)
Thermo Fisher Scientific, Inc.	1,082	$624
TJX Cos., Inc.	3,184	250
Toast, Inc., Class A (f)	670	12
Tractor Supply Co.	307	72
Trade Desk, Inc., Class A (f)	1,159	71
Tradeweb Markets, Inc., Class A	297	23
Trane Technologies PLC	637	117
TransDigm Group, Inc.	140	103
TransUnion	533	33
Travelers Cos., Inc.	643	110
Trimble, Inc. (f)	684	36
Truist Financial Corp.	3,609	123
Twilio, Inc., Class A (f)	467	31
Tyler Technologies, Inc. (f)	114	40
Tyson Foods, Inc., Class A	784	47
U-Haul Holding Co.	232	12
Uber Technologies, Inc. (f)	4,101	130
UDR, Inc. REIT	899	37
UGI Corp.	579	20
Ulta Beauty, Inc. (f)	140	76
Union Pacific Corp.	1,728	348
United Parcel Service, Inc., Class B	2,052	398
United Rentals, Inc.	192	76
UnitedHealth Group, Inc.	2,571	1,215
Unity Software, Inc. (f)	683	22
Universal Health Services, Inc., Class B	179	23
US Bancorp	3,863	139
Vail Resorts, Inc.	111	26
Valero Energy Corp.	1,064	149
Veeva Systems, Inc., Class A (f)	390	72
Ventas, Inc. REIT	1,091	47
VeriSign, Inc. (f)	263	56
Verisk Analytics, Inc.	432	83
Verizon Communications, Inc.	11,548	449
Vertex Pharmaceuticals, Inc. (f)	700	221
VF Corp.	932	21
Viatris, Inc.	3,338	32
VICI Properties, Inc. REIT	2,643	86
Visa, Inc., Class A	4,471	1,008
Vistra Corp.	1,025	25
VMware, Inc., Class A (f)	580	72
Vulcan Materials Co.	363	62
Walgreens Boots Alliance, Inc.	1,995	69
Walmart, Inc.	4,096	604
Walt Disney Co. (f)	4,952	496
Warner Bros Discovery, Inc. (f)	6,426	97
Waste Connections, Inc.	706	98
Waste Management, Inc.	1,135	185
Waters Corp. (f)	162	50
Webster Financial Corp.	478	19
WEC Energy Group, Inc.	864	82
Wells Fargo & Co.	10,528	394
Welltower, Inc. REIT	1,277	92

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
West Pharmaceutical Services, Inc.	203	$70
Western Digital Corp. (f)	845	32
Western Union Co.	1,052	12
Westinghouse Air Brake Technologies Corp.	474	48
Westlake Chemical Corp.	106	12
WestRock Co.	699	21
Weyerhaeuser Co. REIT	2,021	61
Whirlpool Corp.	152	20
Williams Cos., Inc.	3,339	100
Willis Towers Watson PLC	299	70
Wolfspeed, Inc. (f)	337	22
Workday, Inc., Class A (f)	543	112
WP Carey, Inc. REIT	533	41
WR Berkley Corp.	572	36
WW Grainger, Inc.	125	86
Wynn Resorts Ltd. (f)	297	33
Xcel Energy, Inc.	1,498	101
Xylem, Inc.	493	52
Yum! Brands, Inc.	783	103
Zebra Technologies Corp., Class A (f)	140	45
Zillow Group, Inc., Class C (f)	441	20
Zimmer Biomet Holdings, Inc.	577	75
Zoetis, Inc.	1,294	215
Zoom Video Communications, Inc., Class A (f)	620	46
ZoomInfo Technologies, Inc., Class A (f)	697	17
Zscaler, Inc. (f)	231	27
		99,337
Total Common Stocks (Cost $121,220)		174,787
Short-Term Investments (14.8%)
Investment Company (14.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $71,277)	71,276,716	71,277
	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
5.01%, 11/30/23 (i) (Cost $2,217)	$2,291	2,223
Total Short-Term Investments (Cost $73,494)		73,500
Total Investments (98.6%) (Cost $454,617) (j)(k)(l)		487,102
Other Assets in Excess of Liabilities (1.4%)		6,870
Net Assets (100.0%)		$493,972

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.
(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Amount is less than 0.05%.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.

(f)  Non-income producing security.

(g)  Security trades on the Hong Kong exchange.

(h)  At March 31, 2023, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(i)  Rate shown is the yield to maturity at March 31, 2023.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  The approximate fair value and percentage of net assets, $65,807,000 and 13.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(l)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $67,164,000 and the aggregate gross unrealized depreciation is approximately $38,014,000, resulting in net unrealized appreciation of approximately $29,150,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average

TBA  To Be Announced.

USD  United States Dollar.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd	CAD	574		$424		5/11/23	$(1)
Bank of America NA	CNH	3,538		$518		6/15/23	— @
Bank of America NA	EUR	896		$950		5/11/23	(24)
Bank of America NA	PLN	252		$57		6/15/23	(1)
Bank of America NA		$475	CAD	643		5/11/23	1
Bank of America NA		$909	CHF	832		5/11/23	3
Bank of America NA		$137	ILS	496		6/15/23	1
Bank of America NA		$3,050	JPY	404,147		6/15/23	26
Bank of America NA		$58	SEK	607		6/15/23	— @
Bank of America NA		$629	THB	20,723		5/11/23	(21)
Barclays Bank PLC	EUR	2,961		$3,193		6/15/23	(32)
Barclays Bank PLC	EUR	2,581		$2,748		6/15/23	(63)
Barclays Bank PLC	HKD	25		$3		6/15/23	— @
Barclays Bank PLC	MXN	11,238		$614		6/15/23	(1)
Barclays Bank PLC		$1,640	EUR	1,501		5/11/23	(9)
Barclays Bank PLC		$22	GBP	18		6/15/23	— @
Barclays Bank PLC		$825	JPY	109,257		6/15/23	7
Barclays Bank PLC		$6,801	JPY	893,960		6/15/23	3
Barclays Bank PLC		$896	MXN	17,069		6/15/23	38
Barclays Bank PLC		$195	NZD	314		5/11/23	1
BNP Paribas SA	CAD	695		$514		6/15/23	(1)
BNP Paribas SA	CNH	1,336		$195		6/15/23	— @
BNP Paribas SA	GBP	153		$189		6/15/23	1
BNP Paribas SA	HKD	8		$1		6/15/23	— @
BNP Paribas SA	HKD	1,688		$216		6/15/23	— @
BNP Paribas SA	INR	6,880		$83		6/15/23	(— @)
BNP Paribas SA	JPY	67,540		$514		6/15/23	(— @)
BNP Paribas SA		$3,039	CNY	20,322		5/11/23	(73)
BNP Paribas SA		$1,305	CNY	8,980		5/11/23	5
BNP Paribas SA		$50	COP	242,881		6/15/23	1
BNP Paribas SA		$1,750	JPY	231,912		6/15/23	15
BNP Paribas SA		$2,632	MXN	50,138		6/15/23	112
BNP Paribas SA		$433	SGD	569		5/11/23	(5)
Citibank NA		$10	CZK	229		6/15/23	— @
Citibank NA		$63	ILS	228		6/15/23	— @
Goldman Sachs International	BRL	5,243		$1,021		6/15/23	(— @)
Goldman Sachs International	BRL	95,515		$18,361		6/15/23	(239)
Goldman Sachs International	CNY	4,406		$644		5/11/23	1
Goldman Sachs International	DKK	62		$9		6/15/23	(— @)
Goldman Sachs International	HKD	1		$—	@	6/15/23	— @
Goldman Sachs International	IDR	3,021,555		$198		5/11/23	(3)
Goldman Sachs International	JPY	58,265		$449		6/15/23	5
Goldman Sachs International	JPY	37,155		$281		5/11/23	(1)
Goldman Sachs International	NOK	583		$55		6/15/23	(— @)
Goldman Sachs International	NZD	253		$159		6/15/23	— @
Goldman Sachs International	SGD	83		$62		6/15/23	(1)
Goldman Sachs International		$183	AUD	274		6/15/23	— @
Goldman Sachs International		$3,128	CHF	2,828		6/15/23	(13)
Goldman Sachs International		$91	CLP	74,031		6/15/23	2
Goldman Sachs International		$12	CZK	278		6/15/23	— @
Goldman Sachs International		$580	EUR	531		6/15/23	(1)
Goldman Sachs International		$3,755	EUR	3,473		6/15/23	27
Goldman Sachs International		$12,355	JPY	1,637,079		6/15/23	105
Goldman Sachs International		$2,062	KRW	2,515,849		5/11/23	(125)
Goldman Sachs International		$590	MXN	11,239		6/15/23	25
Goldman Sachs International		$140	NZD	219		5/11/23	(3)
Goldman Sachs International		$107	PEN	411		5/11/23	2
Goldman Sachs International		$139	RON	632		5/11/23	(1)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$493	SEK	5,139	6/15/23	$4
HSBC Bank PLC	CNY	10,600		$1,535	5/11/23	(12)
HSBC Bank PLC	EUR	1,759		$1,864	5/11/23	(47)
HSBC Bank PLC	JPY	146,820		$1,089	5/11/23	(23)
HSBC Bank PLC		$74	CHF	69	5/11/23	1
HSBC Bank PLC		$415	GBP	345	5/11/23	11
JPMorgan Chase Bank NA	AUD	447		$300	6/15/23	1
JPMorgan Chase Bank NA	AUD	3,527		$2,467	5/11/23	107
JPMorgan Chase Bank NA	EUR	423		$460	5/11/23	1
JPMorgan Chase Bank NA	EUR	201		$217	5/11/23	(2)
JPMorgan Chase Bank NA	EUR	99		$107	5/11/23	(1)
JPMorgan Chase Bank NA	EUR	99		$107	5/11/23	(1)
JPMorgan Chase Bank NA	GBP	368		$448	5/11/23	(7)
JPMorgan Chase Bank NA	GBP	771		$931	5/11/23	(21)
JPMorgan Chase Bank NA	NOK	449		$43	6/15/23	(— @)
JPMorgan Chase Bank NA	NZD	4,028		$2,506	6/15/23	(13)
JPMorgan Chase Bank NA	SGD	131		$98	6/15/23	(1)
JPMorgan Chase Bank NA		$721	CAD	987	5/11/23	11
JPMorgan Chase Bank NA		$712	CHF	644	6/15/23	(3)
JPMorgan Chase Bank NA		$1,378	CNY	9,440	5/11/23	— @
JPMorgan Chase Bank NA		$318	CNY	2,180	5/11/23	(— @)
JPMorgan Chase Bank NA		$511	EUR	474	5/11/23	4
JPMorgan Chase Bank NA		$756	EUR	695	6/15/23	— @
JPMorgan Chase Bank NA		$631	EUR	579	6/15/23	(1)
JPMorgan Chase Bank NA		$500	EUR	459	5/11/23	(1)
JPMorgan Chase Bank NA		$459	EUR	423	4/5/23	(1)
JPMorgan Chase Bank NA		$1,646	GBP	1,352	6/15/23	24
JPMorgan Chase Bank NA		$1,245	JPY	165,014	6/15/23	11
JPMorgan Chase Bank NA		$1,498	JPY	196,329	6/15/23	(4)
JPMorgan Chase Bank NA		$1,695	JPY	225,987	5/11/23	16
JPMorgan Chase Bank NA		$627	MXN	11,948	6/15/23	27
JPMorgan Chase Bank NA		$93	NOK	943	5/11/23	(3)
JPMorgan Chase Bank NA		$343	PLN	1,497	5/11/23	3
Royal Bank of Canada		$3,147	EUR	2,957	5/11/23	67
Standard Chartered Bank	NZD	320		$199	6/15/23	(1)
Standard Chartered Bank		$264	AUD	386	5/11/23	(5)
Standard Chartered Bank		$174	GBP	143	6/15/23	3
UBS AG	AUD	200		$135	5/11/23	1
UBS AG	AUD	264		$178	5/11/23	2
UBS AG	CAD	1,061		$797	5/11/23	11
UBS AG	CAD	192		$140	6/15/23	(2)
UBS AG	CNY	92,385		$13,368	6/15/23	(158)
UBS AG	DKK	370		$54	6/15/23	(— @)
UBS AG	DKK	493		$72	5/11/23	— @
UBS AG	EUR	77		$83	5/11/23	— @
UBS AG	EUR	102		$109	5/11/23	(1)
UBS AG	GBP	292		$350	5/11/23	(11)
UBS AG	HKD	25		$3	6/15/23	— @
UBS AG	IDR	6,532,917		$422	6/15/23	(13)
UBS AG	KRW	38,468		$29	6/15/23	(— @)
UBS AG	MXN	18,781		$981	5/11/23	(54)
UBS AG	NZD	196		$122	5/11/23	(1)
UBS AG	NZD	664		$412	5/11/23	(3)
UBS AG	NZD	490		$306	5/11/23	(1)
UBS AG	THB	549		$16	6/15/23	(— @)
UBS AG	TRY	458		$23	6/15/23	2
UBS AG		$211	AUD	316	6/15/23	— @
UBS AG		$287	AUD	431	5/11/23	2
UBS AG		$80	AUD	120	5/11/23	— @

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$215	AUD	322	5/11/23	$	(— @)
UBS AG		$421	AUD	617	5/11/23		(9)
UBS AG		$721	CAD	989	5/11/23		11
UBS AG		$2,379	EUR	2,234	5/11/23		49
UBS AG		$1,160	GBP	953	6/15/23		17
UBS AG		$13	HUF	4,751	6/15/23		1
UBS AG		$130	HUF	47,799	5/11/23		5
UBS AG		$107	IDR	1,589,201	5/11/23		(1)
UBS AG		$2	JPY	262	5/11/23		(— @)
UBS AG		$3,210	JPY	413,074	5/11/23		(82)
UBS AG		$1,265	MXN	24,090	6/15/23		54
UBS AG		$190	SEK	1,985	6/15/23		2
UBS AG		$329	SEK	3,430	5/11/23		2
UBS AG		$55	TWD	1,669	6/15/23		1
UBS AG	ZAR	1,082		$59	6/15/23		(1)
Westpac Banking Corp.		$343	SEK	3,569	5/11/23		1
							$(269)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 OZ Gold Index (United States)	13	Jun-23		$1	$2,582	$(20)
Euro Stoxx 50 Index (Germany)	224	Jun-23	EUR	2	10,351	351
German Euro-BTP Index (Germany)	18	Jun-23		1,800	2,252	37
Hang Seng China Enterprise Index (Hong Kong)	80	Apr-23	HKD	4	3,573	163
ICE Brent Crude Oil Index (United Kingdom)	25	Oct-23	GBP	25	1,948	(75)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	24	Jun-23	KRW	2,400,000	2,099	(13)
MSCI Emerging Market Index (United States)	64	Jun-23		$3	3,186	121
Nikkei 225 Index (Japan)	23	Jun-23		12	2,443	65
S&P 500 E Mini Index (United States)	15	Jun-23		1	3,103	70
SGX MSCI Singapore Index Index (Singapore)	2	Apr-23	SGD	— @	46	1
TSE TOPIX Index (Japan)	27	Jun-23	JPY	270	4,074	13
U.S. Treasury 10 yr. Note (United States)	10	Jun-23		$1,000	1,149	7
U.S. Treasury 5 yr. Note (United States)	2	Jun-23		200	219	4
U.S. Treasury Long Bond (United States)	15	Jun-23		1,500	1,967	74
Short:
German Euro-BTP Index (Germany)	110	Jun-23	EUR	(11,000)	(13,761)	(471)
German Euro-Bund Index (Germany)	12	Jun-23		(1,200)	(1,768)	(67)
German Short Euro-BTP Index (Germany)	42	Jun-23		(4,200)	(4,800)	(49)
S&P 500 E Mini Index (United States)	138	Jun-23		$(7)	(28,550)	(1,655)
TSE Japanese 10 Yr. Bond index (Japan)	14	Jun-23	JPY	(1,400,000)	(15,618)	(320)
TSE TOPIX Index (Japan)	1	Jun-23		(10)	(151)	— @
U.S. Treasury 10 yr. Note (United States)	30	Jun-23		$(3,000)	(3,448)	4
U.S. Treasury 10 yr. Ultra Note (United States)	17	Jun-23		(1,700)	(2,059)	(66)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 yr. Note (United States)	60	Jun-23	$(12,000)	$(12,387)	$(127)
U.S. Treasury 5 yr. Note (United States)	230	Jun-23	(23,000)	(25,187)	(564)
U.S. Treasury Ultra Bond (United States)	3	Jun-23	(300)	(423)	2
					$(2,515)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2023:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) 000	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	10.02%	Quarterly/ Quarterly	2/26/26	MXN	107,315	$119	$—	$119
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	10.75	Quarterly/ Quarterly	2/24/25		37,400	22	—	22
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(124)	—	(124)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(122)	(1)	(123)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/ Quarterly	12/22/26		57,377	(152)	—	(152)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26		57,378	(151)	—	(151)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.75	Quarterly/ Quarterly	3/6/26		97,791	66	—	66
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.75	Quarterly/ Quarterly	3/6/26		97,791	68	—	68
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.80	Quarterly/ Quarterly	11/15/24		228,858	(143)	—	(143)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.80	Quarterly/ Quarterly	3/6/26		96,331	74	—	74
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.81	Quarterly/ Quarterly	11/15/24		336,223	(207)	—	(207)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.94	Quarterly/ Quarterly	2/26/26		108,941	110	—	110
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.96	Quarterly/ Quarterly	2/26/26		108,941	110	—	110
								$(330)	$(1)	$(331)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2023:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP European Index††	Growth Custom Pay	SOFR + 0.04%	Quarterly	9/28/23	EUR	11,266	$(266)	$—	$(266)
BNP Paribas SA	BNP European Growth Custom Index††	Pay	SOFR + 0.04%	Quarterly	9/28/23		934	(22)	—	(22)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP European Index††	Value Custom Receive	ESTR + 0.42%	Quarterly	9/28/23	EUR	11,042	$438	$—	$438
BNP Paribas SA	BNP European Value Custom Index††	Receive	ESTR + 0.42%	Quarterly	9/28/23		835	33	—	33
BNP Paribas SA MSCI Japan Net	Total Return Index	Receive	SOFR + 0.01%	Quarterly	2/12/24		$15,075	53	—	53
BNP Paribas SA	MSCI USA Index	Receive	SOFR + 0.35%	Quarterly	7/14/23		40,782	1,112	—	1,112
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.21%	Quarterly	1/26/24		31,811	(1,649)	—	(1,649)
Goldman Sachs International	MSCI USA Index	Receive	SOFR + 0.30%	Quarterly	9/22/23		39,036	1,306	—	1,306
JPMorgan Chase Bank NA	Japan Growth Index††	Pay	SOFR + 0.19%	Quarterly	3/29/24		7,574	(2)	—	(2)
JPMorgan Chase Bank NA	Japan Value Index††	Receive	SOFR + 0.01%	Quarterly	3/29/24		7,589	136	—	136
JPMorgan Chase Bank NA	Korea Growth Index	Pay	SOFR + 0.30%	Quarterly	3/29/24		1,882	(57)	—	(57)
JPMorgan Chase Bank NA	Korea Value Index	Receive	SOFR + 0.16%	Quarterly	3/29/24		1,871	66	—	66
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		2,944	128	—	128
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		5,772	332	—	332
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		1,049	34	—	34
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		5,696	(662)	—	(662)
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		1,045	(103)	—	(103)
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		3,437	(376)	—	(376)
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		2,370	70	—	70
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		5,426	239	—	239
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.42%	Quarterly	2/13/24		892	22	—	22
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		5,291	(617)	—	(617)
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		1,038	(99)	—	(99)
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		3,087	(336)	—	(336)
								$(220)	$—	$(220)

††  See tables below for details of the equity basket holdings underlying the swaps.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP European Growth Custom Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
BNP European Growth Custom Index
ADP	183	$26	2.17%
Adyen NV	17	27	2.23
Air Liquide SA	166	28	2.30
Akzo Nobel NV	355	28	2.29
Argenx SE	72	27	2.20
ASML Holding NV	41	28	2.28
Beiersdorf AG	219	28	2.36
Carl Zeiss Meditec AG	186	26	2.14
Cellnex Telecom SA	654	25	2.10
Corporacion Acciona Energias Renovables SA	651	25	2.09
Credit Agricole SA	2,116	24	1.98
Dassault Systemes SE	662	27	2.25
Davide Campari-Milano NV	2,364	29	2.39
Delivery Hero SE	616	21	1.74
Deutsche Boerse AG	145	28	2.33
EDP Renovaveis SA	1,249	29	2.37
Elia Group SA	192	25	2.09
Euronext NV	321	25	2.04
Ferrari NV	100	27	2.23
Ferrovial SA	938	28	2.28
Finecobank SpA	1,484	23	1.88
Getlink SE	1,506	25	2.05
Groupe Bruxelles Lambert NV	311	26	2.19
Hermes International	14	29	2.38
Kone Oyj-B	511	27	2.20
Koninklijke Dsm NV	201	24	1.96
L'Oreal	64	29	2.38
LVMH Moet Hennessy Louis Vuitton SE	30	28	2.30
MTU Aero Engines AG	106	27	2.20
Neste Oyj	551	27	2.25
Prosus NV	339	26	2.19
Rational AG	40	27	2.22
Remy Cointreau	148	27	2.23
Safran SA	182	27	2.23
Sampo Oyj-A Shares	546	26	2.13
Sartorius AG	58	24	2.02
Sartorius Stedim Biotech	75	23	1.90
Scout24 SE	478	28	2.35
Sofina	106	24	1.96
Symrise AG	258	28	2.32
Terna-Rete Elettrica Nazionale SpA	3,359	28	2.28
Universal Music Group NV	1,101	28	2.30
Vonovia SE	974	18	1.52
Warehouses De Pauw SCA	830	25	2.04
Wolters Kluwer	240	30	2.50
Zalando SE	625	26	2.16

The following table represents the equity basket holdings underlying the total return swap with BNP European Value Custom Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
BNP European Value Custom Index
Arcelormittal	1,003	$30	2.20%
Arkema	304	30	2.17
Security Description	Shares	Value (000)	Index Weight
BNP European Value Custom Index (cont'd)
Banco Bilbao Vizcaya Argentaria SA	4,076	$29	2.11%
Banco Santander SA	8,065	30	2.18
Bayer AG-Reg	480	31	2.22
Bayerische Motoren Werke AG	285	31	2.27
Bayerische Motoren Werke-Prf	310	32	2.31
Bechtle AG	699	33	2.42
Bouygues SA	895	30	2.19
Brenntag SE	390	29	2.13
Cnh Industrial NV	1,830	28	2.03
Compagnie De Saint Gobain	522	30	2.15
Continental AG	409	31	2.22
Daimler Truck Holding AG	908	31	2.23
Deutsche Bank AG-Reg	2,399	24	1.77
Deutsche Post AG-Reg	701	33	2.38
Deutsche Telekom AG-Reg	1,372	33	2.42
E.ON SE	2,803	35	2.54
Eiffage	276	30	2.17
Enel SpA	5,311	32	2.36
Engie	2,108	33	2.42
Erste Group Bank AG	784	26	1.89
Fortum Oyj	1,969	30	2.19
Fresenius Medical Care AG & Co. KGaA	759	32	2.34
Fresenius Se & Co. KGaA	982	26	1.92
Heineken Holding NV	363	33	2.42
JDE Peet's NV	1,026	30	2.17
Kesko Oyj-B Shares	1,395	30	2.18
Klepierre	1,192	27	1.96
Koninklijke Ahold Delhaize NV	957	33	2.38
Koninklijke Philips NV	1,800	33	2.39
Leg Immobilien SE	403	22	1.60
Mercedes-Benz Group AG	381	29	2.12
Michelin (CGDE)	938	29	2.08
Nexi SpA	3,617	29	2.13
NN Group NV	700	25	1.85
Nokia Oyj	6,387	31	2.27
OCI NV	943	32	2.32
Orange	2,654	32	2.29
Randstad NV	481	28	2.07
Repsol SA	1,893	29	2.12
Societe Generale SA	1,017	23	1.67
Stellantis NV	1,785	32	2.35
Telefonica SA	7,454	32	2.33
Unicredit SpA	1,458	28	2.00
Voestalpine AG	829	28	2.04

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Growth Index
Asahi Intecc Co. Ltd.	12,702	$1.67	2.25%
Baycurrent Consulting, Inc.	5,219	1.61	2.17
Capcom Co. Ltd.	5,938	1.60	2.14
Daiichi Sankyo Co. Ltd.	6,011	1.64	2.21

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Japan Growth Index (cont'd)
Daikin Industries Ltd.	1,230	$1.65	2.22%
Daiwa House Reit Investment	105	1.61	2.16
Fanuc Corp.	6,158	1.66	2.23
Fast Retailing Co. Ltd.	1,033	1.69	2.27
GLP J-REIT	195	1.58	2.12
Gmo Payment Gateway, Inc.	2,434	1.57	2.11
Hamamatsu Photonics KK	4,054	1.64	2.19
Hoshizaki Corp.	5,930	1.64	2.21
Japan Exchange Group, Inc.	13,730	1.57	2.11
JSR Corp.	9,053	1.60	2.15
Keio Corp.	6,048	1.59	2.14
Keyence Corp.	459	1.68	2.25
Kobe Bussan Co. Ltd.	7,501	1.57	2.10
Koei Tecmo Holdings Co. Ltd.	11,467	1.55	2.09
Kose Corp.	1,841	1.64	2.20
Kurita Water Industries Ltd.	4,773	1.64	2.20
Lasertec Corp.	1,277	1.69	2.26
M3, Inc.	8,257	1.55	2.08
Mcdonald'S Holdings Co. Japan	5,188	1.62	2.18
Misumi Group, Inc.	8,912	1.67	2.24
Monotaro Co. Ltd.	16,740	1.57	2.11
Nexon Co. Ltd.	9,367	1.68	2.25
Nidec Corp.	4,087	1.59	2.13
Nihon M&A Center Holdings, Inc.	28,081	1.57	2.10
Nippon Paint Holdings Co. Ltd.	23,469	1.65	2.21
Nippon Prologis REIT, Inc.	99	1.57	2.10
Nissan Chemical Corp.	4,760	1.62	2.17
Nitori Holdings Co. Ltd.	1,728	1.56	2.10
Obic Co. Ltd.	1,361	1.61	2.17
Oracle Corp.	3,089	1.67	2.24
Oriental Land Co. Ltd.	6,375	1.64	2.20
Rakuten Group, Inc.	44,265	1.54	2.07
Shiseido Co. Ltd.	4,679	1.64	2.20
SMC Corp.	416	1.65	2.21
Sompo Holdings, Inc.	5,286	1.57	2.11
T&D Holdings, Inc.	18,286	1.70	2.29
Tokio Marine Holdings, Inc.	11,033	1.59	2.14
Tokyo Electric Power Company	61,929	1.66	2.23
Trend Micro, Inc.	4,412	1.62	2.17
Unicharm Corp.	5,283	1.63	2.19
Yaskawa Electric Corp.	5,024	1.64	2.21
Zozo, Inc.	9,219	1.58	2.12

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Value Index
Aisin Corp.	7,994	$1.65	2.17%
Asahi Group Holdings Ltd.	5,961	1.67	2.18
Brother Industries Ltd.	14,612	1.65	2.16
Canon, Inc.	9,931	1.67	2.18
Daiwa House Industry Co. Ltd.	9,242	1.63	2.14
Dentsu Group, Inc.	6,339	1.67	2.19
Hitachi Construction Machine	9,707	1.69	2.22
Honda Motor Co. Ltd.	8,459	1.68	2.21
Isuzu Motors Ltd.	18,044	1.62	2.12
Security Description	Shares	Value (000)	Index Weight
Japan Value Index (cont'd)
Itochu Corp.	6,909	$1.69	2.21%
Japan Post Insurance Co. Ltd.	13,847	1.62	2.13
JFE Holdings, Inc.	17,794	1.69	2.22
Kajima Corp.	18,179	1.65	2.16
Kddi Corp.	7,092	1.65	2.16
Kirin Holdings Co. Ltd.	13,879	1.65	2.16
Marubeni Corp.	16,571	1.69	2.21
Mazda Motor Corp.	24,956	1.73	2.27
Meiji Holdings Co. Ltd.	8,897	1.59	2.09
Mitsubishi Corp.	6,219	1.68	2.20
Mitsubishi Heavy Industries	6,194	1.71	2.25
Mitsui & Co. Ltd.	7,632	1.78	2.34
Mitsui OSK Lines Ltd.	8,129	1.53	2.00
Mizuho Financial Group, Inc.	15,446	1.65	2.16
NEC Corp.	5,796	1.68	2.20
NGK Insulators Ltd.	16,610	1.65	2.16
Nippon Steel Corp.	9,490	1.68	2.20
Nippon Telegraph & Telephone	7,187	1.62	2.12
Nippon Yusen KK	8,621	1.51	1.98
Nissan Motor Co. Ltd.	59,271	1.69	2.21
Nomura Real Estate Holdings	10,039	1.67	2.19
Orix Corp.	13,305	1.64	2.15
Otsuka Holdings Co Ltd.	7,173	1.71	2.24
Renesas Electronics Corp.	15,884	1.72	2.26
Ricoh Co. Ltd.	29,228	1.64	2.15
Seiko Epson Corp.	15,236	1.63	2.13
Seven & I Holdings Co. Ltd.	4,907	1.66	2.18
Shionogi & Co. Ltd.	4,847	1.64	2.15
Subaru Corp.	13,809	1.66	2.17
Sumitomo Chemical Co. Ltd.	65,334	1.65	2.16
Sumitomo Corp.	12,562	1.67	2.19
Sumitomo Mitsui Financial Group, Inc.	5,483	1.65	2.16
Sumitomo Realty & Development	9,882	1.67	2.19
Takeda Pharmaceutical Co. Ltd.	6,689	1.65	2.16
TDK Corp.	6,107	1.64	2.15
Tokyo Gas Co. Ltd.	11,404	1.61	2.12
Toyota Tsusho Corp.	5,404	1.72	2.26

The following table represents the equity basket holdings underlying the total return swap with SPX 1500 Growth Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
SPX 1500 Growth Index
AAON, Inc.	630	$61	0.64%
Apple, Inc.	320	53	0.56
Aptargroup, Inc.	439	52	0.55
Arista Networks, Inc.	356	60	0.63
Arlo Technologies, Inc.	11,263	68	0.72
Axon Enterprise, Inc.	262	59	0.62
Calix, Inc.	959	51	0.54
Chemed Corp.	98	53	0.55
Chesapeake Utilities Corp.	398	51	0.54
Chipotle Mexican Grill, Inc.	30	51	0.53
Cintas Corp.	110	51	0.54
Copart, Inc.	706	53	0.56
Corvel Corp.	267	51	0.54

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
SPX 1500 Growth Index (cont'd)
Deckers Outdoor Corp.	117	$53	0.56%
Dexcom, Inc.	442	51	0.54
Ecolab, Inc.	321	53	0.56
ELF Beauty, Inc.	678	56	0.59
Five Below	244	50	0.53
Garmin Ltd.	501	51	0.53
Graco, Inc.	692	51	0.53
HCI Group, Inc.	1,005	54	0.57
Hershey Co.	207	53	0.56
Illumina, Inc.	245	57	0.60
Inari Medical, Inc.	876	54	0.57
Installed Building Products	440	50	0.53
Lamb Weston Holdings, Inc.	490	51	0.54
Lancaster Colony Corp.	260	53	0.56
Lattice Semiconductor Corp.	596	57	0.60
Linde PLC	145	52	0.55
Manhattan Associates, Inc.	336	52	0.55
Marketaxess Holdings, Inc.	137	54	0.56
Mcdonald's Corp.	185	52	0.55
Monolithic Power Systems, Inc.	105	52	0.55
Motorola Solutions, Inc.	188	54	0.57
Nvidia Corp.	219	61	0.64
Option Care Health, Inc.	1,693	54	0.57
O'Reilly Automotive, Inc.	62	52	0.55
Payoneer Global, Inc.	8,298	52	0.55
PDF Solutions, Inc.	1,428	61	0.64
Penumbra, Inc.	182	51	0.53
Public Service Enterprise Group, Inc.	807	50	0.53
Quanta Services, Inc.	319	53	0.56
Quinstreet, Inc.	3,325	53	0.56
Rollins, Inc.	1,366	51	0.54
Sonos, Inc.	2,718	53	0.56
Ulta Beauty, Inc.	93	51	0.53
Verisk Analytics, Inc.	273	52	0.55
Wingstop, Inc.	305	56	0.59
Ww Grainger, Inc.	73	50	0.53
Wynn Resorts Ltd.	468	52	0.55

The following table represents the equity basket holdings underlying the total return swap with SPX 1500 Value Index Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
SPX 1500 Value Index
Agco Corp.	362	$49	0.55%
Allete, Inc.	796	51	0.58
Andersons, Inc.	1,279	53	0.60
Avista Corp.	1,196	51	0.57
Avnet, Inc.	1,054	48	0.54
Bloomin' Brands, Inc.	1,967	50	0.57
Boyd Gaming Corp.	744	48	0.54
Cal-Maine Foods, Inc.	909	55	0.62
Century Communities, Inc.	775	50	0.56
Coca-Cola Consolidated, Inc.	96	51	0.58
Embecta Corp.	1,694	48	0.54
Encore Wire Corp.	291	54	0.61
Energizer Holdings, Inc.	1,390	48	0.54
Security Description	Shares	Value (000)	Index Weight
SPX 1500 Value Index (cont'd)
GE Healthcare Technology	692	$57	0.64%
G-III Apparel Group Ltd.	3,251	51	0.57
Golden Entertainment, Inc.	1,202	52	0.59
Goodyear Tire & Rubber Co.	4,369	48	0.54
Greenbrier Companies, Inc.	1,574	51	0.57
Hewlett Packard Enterprise	3,032	48	0.54
Hillenbrand, Inc.	1,009	48	0.54
Interdigital, Inc.	667	49	0.55
Juniper Networks, Inc.	1,563	54	0.61
KB Home	1,288	52	0.58
Keurig Dr Pepper, Inc.	1,392	49	0.55
Koppers Holdings, Inc.	1,422	50	0.56
M/I Homes, Inc.	811	51	0.58
Mdu Resources Group, Inc.	1,599	49	0.55
Moog, Inc. — Class A	489	49	0.56
Mueller Industries, Inc.	656	48	0.54
NRG Energy, Inc.	1,395	48	0.54
PG&E Corp.	3,142	51	0.57
Pbf Energy, Inc. — Class A	1,213	53	0.59
Pediatrix Medical Group, Inc.	3,200	48	0.54
Phillips 66	472	48	0.54
Pilgrim'S Pride Corp.	2,065	48	0.54
Progress Software Corp.	849	49	0.55
PVH Corp.	605	54	0.61
Quidelortho Corp.	555	49	0.56
Scansource, Inc.	1,587	48	0.54
Skywest, Inc.	2,532	56	0.63
Skyworks Solutions, Inc.	406	48	0.54
Sotera Health Co.	2,720	49	0.55
Taylor Morrison Home Corp.	1,364	52	0.59
Tenet Healthcare Corp.	893	53	0.60
Tyson Foods, Inc. — Class A	809	48	0.54
Unitil Corp.	940	54	0.60
US Silica Holdings, Inc.	3,992	48	0.54
Vishay Intertechnology, Inc.	2,302	52	0.59
Vista Outdoor, Inc.	1,819	50	0.57
Warner Bros Discovery, Inc.	3,334	50	0.57

The following table represents the equity basket holdings underlying the total return swap with U.S. Broad Growth Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
U.S. Broad Growth Index
10X Genomics, Inc. — Class A	901	$50	0.53%
AAON, Inc.	536	52	0.54
Agilon Health, Inc.	1,858	44	0.46
Apple, Inc.	272	45	0.47
Aptargroup, Inc.	374	44	0.46
Arista Networks, Inc.	303	51	0.53
Arlo Technologies, Inc.	9,587	58	0.61
Axon Enterprise, Inc.	223	50	0.53
Chemed Corp.	83	45	0.47
Cheniere Energy, Inc.	278	44	0.46
Cloudflare, Inc. — Class A	712	44	0.46
Copart, Inc.	601	45	0.47
Deckers Outdoor Corp.	100	45	0.47
Draftkings, Inc. — Class A	2,339	45	0.47

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
U.S. Broad Growth Index (cont'd)
Ecolab, Inc.	273	$45	0.47%
ELF Beauty, Inc.	577	48	0.50
HCI Group, Inc.	855	46	0.48
Hershey Co.	176	45	0.47
Hubspot, Inc.	114	49	0.51
Illumina, Inc.	208	48	0.51
Inari Medical, Inc.	746	46	0.48
Insulet Corp.	143	46	0.48
Lancaster Colony Corp.	221	45	0.47
Lattice Semiconductor Corp.	508	48	0.51
Linde PLC	124	44	0.46
Lululemon Athletica, Inc.	134	49	0.51
Marketaxess Holdings, Inc.	116	46	0.48
Mcdonald's Corp.	157	44	0.46
Monolithic Power Systems, Inc.	89	45	0.47
Natera, Inc.	942	52	0.55
Nvidia Corp.	186	52	0.54
Oak Street Health, Inc.	1,173	45	0.48
Okta, Inc.	544	47	0.49
O'Reilly Automotive, Inc.	52	45	0.47
Palomar Holdings, Inc.	811	45	0.47
PDF Solutions, Inc.	1,215	52	0.54
Procore Technologies, Inc.	705	44	0.46
Quanta Services, Inc.	271	45	0.47
Roblox Corp. — Class A	1,102	50	0.52
Roku, Inc.	699	46	0.48
Sarepta Therapeutics, Inc.	340	47	0.49
Simulations Plus, Inc.	1,022	45	0.47
Sitime Corp.	331	47	0.49
Smartsheet, Inc. — Class A	916	44	0.46
Sonos, Inc.	2,314	45	0.48
Trade Desk, Inc. — Class A	798	49	0.51
Verisk Analytics, Inc.	233	45	0.47
Wingstop, Inc.	260	48	0.50
Wix.Com Ltd.	467	47	0.49
Wynn Resorts Ltd.	399	45	0.47

The following table represents the equity basket holdings underlying the total return swap with U.S. Broad Value Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
U.S. Broad Value Index
Agco Corp.	308	$42	0.47%
Allete, Inc.	678	44	0.49
Allison Transmission Holding	908	41	0.46
Applovin Corp. — Class A	3,259	51	0.58
Avista Corp.	1,018	43	0.49
Bloomin' Brands, Inc.	1,674	43	0.48
Cal-Maine Foods, Inc.	774	47	0.53
Cars.com, Inc.	2,386	46	0.52
Century Communities, Inc.	660	42	0.47
Coca-Cola Consolidated, Inc.	81	44	0.49
Computer Programs & Systems	1,409	43	0.48
Copa Holdings SA — Class A	443	41	0.46
Diodes, Inc.	441	41	0.46
Encore Wire Corp.	247	46	0.52
Energizer Holdings, Inc.	1,183	41	0.46
Security Description	Shares	Value (000)	Index Weight
U.S. Broad Value Index (cont'd)
EQT Corp.	1,386	$44	0.50%
First Citizens Bancshars, Inc.	53	51	0.58
Gates Industrial Corp. PLC	3,147	44	0.49
GE Healthcare Technology	589	48	0.54
G-III Apparel Group Ltd.	2,768	43	0.48
Golden Entertainment, Inc.	1,024	45	0.50
Goodyear Tire & Rubber Co.	3,719	41	0.46
Hewlett Packard Enterprise	2,581	41	0.46
Interdigital, Inc.	567	41	0.46
Juniper Networks, Inc.	1,330	46	0.51
KB Home	1,096	44	0.50
Keurig Dr Pepper, Inc.	1,185	42	0.47
Koppers Holdings, Inc.	1,210	42	0.48
M/I Homes, Inc.	690	44	0.49
Marcus Corporation	2,663	43	0.48
Mdu Resources Group, Inc.	1,362	41	0.47
Moog, Inc. — Class A	416	42	0.47
Mueller Industries, Inc.	559	41	0.46
PG&E Corp.	2,675	43	0.49
PBF Energy, Inc. — Class A	1,033	45	0.50
Playtika Holding Corp.	4,035	45	0.51
Progress Software Corp.	723	42	0.47
PVH Corp.	515	46	0.52
Quidelortho Corp.	472	42	0.47
Scansource, Inc.	1,351	41	0.46
Skywest, Inc	2,156	48	0.54
Stonex Group, Inc.	414	43	0.48
Taylor Morrison Home Corp.	1,161	44	0.50
Tenet Healthcare Corp.	760	45	0.51
Teradata Corp.	1,178	47	0.53
Tyson Foods, Inc. — Class A	689	41	0.46
Unitil Corp.	800	46	0.51
Vishay Intertechnology, Inc.	1,959	44	0.50
Vista Outdoor, Inc.	1,548	43	0.48
Warner Bros Discovery, Inc.	2,838	43	0.48

@  Value/Notional amount is less than $500.

*    Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

BTP    Buoni del Tesoro Poliennali.

ESTR    Euro short-Term Rate.

ICE    Intercontinental Exchange

MSCI    Morgan Stanley Capital International.

SGX    Singapore Exchange Ltd.

TIIE    Interbank Equilibrium Interest Rate.

TOPIX  Tokyo Price Index

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	49.0%
Common Stocks	35.9
Short-Term Investments	15.1
Total Investments	100.0	%**

**  Does not include open long/short futures contracts with a value of approximately $147,144,000 and net unrealized depreciation of approximately $2,515,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $269,000. Also does not include open swap agreements with net unrealized depreciation of approximately $551,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $383,340)	$415,825
Investment in Security of Affiliated Issuer, at Value (Cost $71,277)	71,277
Total Investments in Securities, at Value (Cost $454,617)	487,102
Foreign Currency, at Value (Cost $2,390)	2,138
Due from Broker	5,252
Receivable for Variation Margin on Futures Contracts	4,381
Unrealized Appreciation on Swap Agreements	3,969
Interest Receivable	1,685
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	833
Receivable for Variation Margin on Swap Agreements	558
Receivable for Investments Sold	401
Receivable from Affiliate	264
Dividends Receivable	249
Tax Reclaim Receivable	211
Receivable for Fund Shares Sold	4
Other Assets	82
Total Assets	507,129
Liabilities:
Payable for Investments Purchased	5,746
Unrealized Depreciation on Swap Agreements	4,189
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,102
Bank Overdraft	862
Payable for Advisory Fees	483
Due to Broker	230
Payable for Professional Fees	112
Payable for Custodian Fees	58
Payable for Fund Shares Redeemed	58
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Sub Transfer Agency Fees — Class A	35
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	30
Payable for Distribution and Shareholder Services Fees — Class L	6
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Trustees' Fees and Expenses	38
Payable for Administration Fees	33
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Deferred Capital Gain Country Tax	1
Other Liabilities	162
Total Liabilities	13,157
Net Assets	$493,972
Net Assets Consist of:
Paid-in-Capital	$490,422
Total Distributable Earnings	3,550
Net Assets	$493,972

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2023 (000)
CLASS I:
Net Assets	$17,924
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,156,441
Net Asset Value, Offering and Redemption Price Per Share	$15.50
CLASS A:
Net Assets	$145,231
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,497,884
Net Asset Value, Redemption Price Per Share	$15.29
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.85
Maximum Offering Price Per Share	$16.14
CLASS L:
Net Assets	$10,312
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	687,389
Net Asset Value, Offering and Redemption Price Per Share	$15.00
CLASS C:
Net Assets	$1,822
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	123,518
Net Asset Value, Offering and Redemption Price Per Share	$14.75
CLASS R6:
Net Assets	$318,683
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,552,225
Net Asset Value, Offering and Redemption Price Per Share	$15.51

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $14 of Foreign Taxes Withheld)	$3,313
Dividends from Securities of Unaffiliated Issuers (Net of $95 of Foreign Taxes Withheld)	1,582
Dividends from Security of Affiliated Issuer (Note G)	1,334
Total Investment Income	6,229
Expenses:
Advisory Fees (Note B)	1,013
Shareholder Services Fees — Class A (Note D)	178
Distribution and Shareholder Services Fees — Class L (Note D)	38
Distribution and Shareholder Services Fees — Class C (Note D)	9
Administration Fees (Note C)	180
Custodian Fees (Note F)	157
Professional Fees	104
Pricing Fees	68
Sub Transfer Agency Fees — Class I	6
Sub Transfer Agency Fees — Class A	51
Sub Transfer Agency Fees — Class L	3
Sub Transfer Agency Fees — Class C	1
Registration Fees	30
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	12
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Reporting Fees	13
Trustees' Fees and Expenses	8
Other Expenses	15
Total Expenses	1,896
Rebate from Morgan Stanley Affiliate (Note G)	(62)
Reimbursement of Class Specific Expenses — Class I (Note B)	(9)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Net Expenses	1,824
Net Investment Income	4,405
Realized Gain (Loss):
Investments Sold	(11,916)
Foreign Currency Forward Exchange Contracts	552
Foreign Currency Translation	88
Futures Contracts	4,025
Swap Agreements	4,668
Net Realized Loss	(2,583)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	52,537
Foreign Currency Forward Exchange Contracts	(1,055)
Foreign Currency Translation	(100)
Futures Contracts	(4,029)
Swap Agreements	11,491
Net Change in Unrealized Appreciation (Depreciation)	58,844
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	56,261
Net Increase in Net Assets Resulting from Operations	$60,666

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,405	$5,349
Net Realized Loss	(2,583)	(16,648)
Net Change in Unrealized Appreciation (Depreciation)	58,844	(104,098)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,666	(115,397)
Dividends and Distributions to Shareholders:
Class I	(112)	(2,005)
Class A	(771)	(13,571)
Class L	(44)	(926)
Class C	(7)	(150)
Class R6*	(1,669)	(23,348)
Total Dividends and Distributions to Shareholders	(2,603)	(40,000)
Capital Share Transactions:(1)
Class I:
Subscribed	1,115	7,959
Distributions Reinvested	111	1,989
Redeemed	(3,608)	(11,328)
Class A:
Subscribed	1,517	6,232
Distributions Reinvested	760	13,341
Redeemed	(10,386)	(20,802)
Class L:
Exchanged	92	155
Distributions Reinvested	43	906
Redeemed	(811)	(1,016)
Class C:
Subscribed	122	668
Distributions Reinvested	7	150
Redeemed	(308)	(608)
Class R6:*
Subscribed	35,022	7,154
Distributions Reinvested	1,669	23,348
Redeemed	(500)	(127)
Net Increase in Net Assets Resulting from Capital Share Transactions	24,845	28,021
Total Increase (Decrease) in Net Assets	82,908	(127,376)
Net Assets:
Beginning of Period	411,064	538,440
End of Period	$493,972	$411,064

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	76	461
Shares Issued on Distributions Reinvested	7	113
Shares Redeemed	(243)	(684)
Net Decrease in Class I Shares Outstanding	(160)	(110)
Class A:
Shares Subscribed	103	379
Shares Issued on Distributions Reinvested	51	764
Shares Redeemed	(709)	(1,256)
Net Decrease in Class A Shares Outstanding	(555)	(113)
Class L:
Shares Exchanged	6	10
Shares Issued on Distributions Reinvested	3	53
Shares Redeemed	(56)	(61)
Net Increase (Decrease) in Class L Shares Outstanding	(47)	2
Class C:
Shares Subscribed	9	41
Shares Issued on Distributions Reinvested	— @@	9
Shares Redeemed	(22)	(37)
Net Increase (Decrease) in Class C Shares Outstanding	(13)	13
Class R6:*
Shares Subscribed	2,303	445
Shares Issued on Distributions Reinvested	111	1,324
Shares Redeemed	(34)	(8)
Net Increase in Class R6 Shares Outstanding	2,380	1,761

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.58		$18.74		$16.08		$15.45		$17.05		$17.48
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.19		0.16		0.17		0.27		0.33
Net Realized and Unrealized Gain (Loss)	1.86		(3.94)		2.73		0.74		0.17		0.35
Total from Investment Operations	2.01		(3.75)		2.89		0.91		0.44		0.68
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.12)		(0.22)		(0.03)		(0.58)		(0.21)
Net Realized Gain	—		(1.29)		(0.01)		(0.25)		(1.46)		(0.90)
Total Distributions	(0.09)		(1.41)		(0.23)		(0.28)		(2.04)		(1.11)
Net Asset Value, End of Period	$15.50		$13.58		$18.74		$16.08		$15.45		$17.05
Total Return(2)	14.83	%(4)	(21.73)%		18.10%		5.93%		3.74%		3.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,924		$17,886		$26,745		$34,031		$57,532		$62,998
Ratio of Expenses Before Expense Limitation	0.84	%(5)	0.83%		0.76%		0.84%		0.84%		0.85%
Ratio of Expenses After Expense Limitation	0.71	%(3)(5)	0.72	%(3)	0.73	%(3)	0.72	%(3)	0.72	%(3)	0.73	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.73	%(3)	N/A		N/A		N/A
Ratio of Net Investment Income	2.06	%(3)(5)	1.13	%(3)	0.90	%(3)	1.14	%(3)	1.80	%(3)	1.95	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(5)	0.02%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	47	%(4)	93%		115%		109%		117%		132%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.41		$18.53		$15.91		$15.30		$16.90		$17.32
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.14		0.12		0.13		0.23		0.28
Net Realized and Unrealized Gain (Loss)	1.83		(3.90)		2.68		0.73		0.15		0.35
Total from Investment Operations	1.96		(3.76)		2.80		0.86		0.38		0.63
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.07)		(0.17)		—		(0.52)		(0.15)
Net Realized Gain	—		(1.29)		(0.01)		(0.25)		(1.46)		(0.90)
Total Distributions	(0.08)		(1.36)		(0.18)		(0.25)		(1.98)		(1.05)
Net Asset Value, End of Period	$15.29		$13.41		$18.53		$15.91		$15.30		$16.90
Total Return(2)	14.63	%(4)	(21.99)%		17.72%		5.65%		3.38%		3.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$145,231		$134,814		$188,317		$170,643		$197,271		$221,707
Ratio of Expenses Before Expense Limitation	1.04	%(5)	1.05%		1.02%		1.08%		1.09%		1.09%
Ratio of Expenses After Expense Limitation	1.01	%(3)(5)	1.04	%(3)	1.01	%(3)	1.02	%(3)	1.03	%(3)	1.03	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.01	%(3)	N/A		N/A		N/A
Ratio of Net Investment Income	1.75	%(3)(5)	0.84	%(3)	0.67	%(3)	0.87	%(3)	1.49	%(3)	1.66	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(5)	0.02%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	47	%(4)	93%		115%		109%		117%		132%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.17		$18.24		$15.67		$15.15		$16.73		$17.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.05		0.03		0.05		0.15		0.19
Net Realized and Unrealized Gain (Loss)	1.80		(3.83)		2.64		0.72		0.16		0.34
Total from Investment Operations	1.89		(3.78)		2.67		0.77		0.31		0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		—		(0.09)		—		(0.43)		(0.05)
Net Realized Gain	—		(1.29)		(0.01)		(0.25)		(1.46)		(0.90)
Total Distributions	(0.06)		(1.29)		(0.10)		(0.25)		(1.89)		(0.95)
Net Asset Value, End of Period	$15.00		$13.17		$18.24		$15.67		$15.15		$16.73
Total Return(2)	14.29	%(4)	(22.33)%		17.09%		5.10%		2.87%		3.13%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,312		$9,674		$13,359		$12,773		$13,356		$17,665
Ratio of Expenses Before Expense Limitation	1.56	%(5)	1.56%		1.53%		1.60%		1.58%		1.58%
Ratio of Expenses After Expense Limitation	1.53	%(3)(5)	1.55	%(3)	1.52	%(3)	1.54	%(3)	1.53	%(3)	1.52	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.52	%(3)	N/A		N/A		N/A
Ratio of Net Investment Income	1.24	%(3)(5)	0.34	%(3)	0.16	%(3)	0.36	%(3)	0.97	%(3)	1.12	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(5)	0.02%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	47	%(4)	93%		115%		109%		117%		132%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.96		$18.02		$15.49		$15.02		$16.65		$17.08
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.07		0.02		(0.02)		0.01		0.11		0.21
Net Realized and Unrealized Gain (Loss)	1.77		(3.79)		2.61		0.71		0.15		0.27
Total from Investment Operations	1.84		(3.77)		2.59		0.72		0.26		0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—		(0.05)		—		(0.43)		(0.01)
Net Realized Gain	—		(1.29)		(0.01)		(0.25)		(1.46)		(0.90)
Total Distributions	(0.05)		(1.29)		(0.06)		(0.25)		(1.89)		(0.91)
Net Asset Value, End of Period	$14.75		$12.96		$18.02		$15.49		$15.02		$16.65
Total Return(2)	14.23	%(4)	(22.62)%		16.79%		4.81%		2.55%		2.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,822		$1,771		$2,236		$1,435		$1,906		$1,885
Ratio of Expenses Before Expense Limitation	1.94	%(5)	1.92%		1.90%		1.98%		1.93%		1.99%
Ratio of Expenses After Expense Limitation	1.81	%(3)(5)	1.82	%(3)	1.83	%(3)	1.82	%(3)	1.82	%(3)	1.83	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.83	%(3)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.95	%(3)(5)	0.11	%(3)	(0.11	)%(3)	0.07	%(3)	0.73	%(3)	1.28	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(5)	0.02%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	47	%(4)	93%		115%		109%		117%		132%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Consolidated Financial Highlights

Global Strategist Portfolio

	Class R6(1)
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.59		$18.75		$16.10		$15.46		$17.06		$17.49
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.20		0.20		0.19		0.27		0.37
Net Realized and Unrealized Gain (Loss)	1.85		(3.94)		2.69		0.74		0.17		0.31
Total from Investment Operations	2.01		(3.74)		2.89		0.93		0.44		0.68
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.13)		(0.23)		(0.04)		(0.58)		(0.21)
Net Realized Gain	—		(1.29)		(0.01)		(0.25)		(1.46)		(0.90)
Total Distributions	(0.09)		(1.42)		(0.24)		(0.29)		(2.04)		(1.11)
Net Asset Value, End of Period	$15.51		$13.59		$18.75		$16.10		$15.46		$17.06
Total Return(3)	14.83	%(5)	(21.67)%		18.07%		6.02%		3.77%		3.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$318,683		$246,919		$307,783		$159,238		$151,242		$166
Ratio of Expenses Before Expense Limitation	0.71	%(6)	0.71%		N/A		0.75%		0.75%		1.95%
Ratio of Expenses After Expense Limitation	0.68	%(4)(6)	0.69	%(4)	0.68	%(4)	0.69	%(4)	0.69	%(4)	0.70	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.68	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	2.09	%(4)(6)	1.22	%(4)	1.06	%(4)	1.21	%(4)	1.76	%(4)	2.13	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(6)	0.02%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	47	%(5)	93%		115%		109%		117%		132%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2023, the Subsidiary represented approximately

$52,737,000 or approximately 10.68% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$18,968	$—	$18,968
Asset-Backed Securities	—	1,033	—	1,033
Commercial Mortgage-Backed Securities	—	2,023	—	2,023
Corporate Bonds	—	47,635	—	47,635
Mortgages — Other	—	5,727	—	5,727
Municipal Bonds	—	272	—	272
Sovereign	—	129,939	—	129,939
Supranational	—	5,787	—	5,787
U.S. Treasury Securities	—	27,431	—	27,431
Total Fixed Income Securities	—	238,815	—	238,815
Common Stocks
Aerospace & Defense	1,751	1,197	—	2,948
Air Freight & Logistics	639	409	—	1,048
Automobile Components	213	166	—	379
Automobiles	1,901	1,202	—	3,103
Banks	5,004	11,042	—	16,046
Beverages	1,821	1,400	—	3,221
Biotechnology	2,472	720	—	3,192
Broadline Retail	2,971	565	—	3,536
Building Products	519	523	—	1,042
Capital Markets	3,130	1,806	—	4,936
Chemicals	1,969	1,754	—	3,723
Commercial Banks	51	84	—	135
Commercial Services & Supplies	657	193	—	850
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Communications Equipment	$891	$219	$—		$1,110
Construction & Engineering	147	517	—		664
Construction Materials	123	473	—		596
Consumer Finance	521	—	—		521
Consumer Staples Distribution & Retail	2,315	748	—		3,063
Containers & Packaging	308	87	—		395
Distributors	144	23	—		167
Diversified Consumer Services	—	53	—		53
Diversified REITs	41	135	—		176
Diversified Telecommunication Services	918	1,299	—		2,217
Electric Utilities	1,924	1,350	—		3,274
Electrical Equipment	603	1,105	—		1,708
Electronic Equipment, Instruments & Components	662	178	—		840
Energy Equipment & Services	341	32	—	†	373	†
Entertainment	1,638	145	—		1,783
Financial Services	3,899	828	—		4,727
Food Products	1,161	2,314	—		3,475
Gas Utilities	87	183	—		270
Ground Transportation	1,742	59	—		1,801
Health Care Equipment & Supplies	2,740	1,108	—		3,848
Health Care Providers & Services	2,907	214	—		3,121
Health Care REITs	205	—	—		205
Health Care Technology	72	—	—		72
Hotel & Resort REITs	32	—	—		32
Hotels, Restaurants & Leisure	2,305	1,184	—		3,489
Household Durables	335	135	—		470
Household Products	1,379	457	—		1,836
Independent Power Producers & Energy Traders	122	203	—		325
Industrial Conglomerates	792	925	—		1,717
Industrial REITs	314	244	—		558
Information Technology Services	1,786	169	—		1,955
Insurance	2,799	3,284	—		6,083
Interactive Media & Services	4,714	122	—		4,836
Leisure Products	34	—	—		34
Life Sciences Tools & Services	1,829	426	—		2,255
Machinery	1,731	1,411	—		3,142
Marine Transportation	10	165	—		175
Media	972	250	—		1,222
Metals & Mining	1,197	4,465	—		5,662
Multi-Utilities	816	639	—		1,455
Office REITs	75	65	—		140
Oil, Gas & Consumable Fuels	5,791	3,235	—		9,026
Paper & Forest Products	21	222	—		243

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Passenger Airlines	$40	$81	$—		$121
Personal Care Products	157	1,341	—		1,498
Pharmaceuticals	4,046	5,848	—		9,894
Professional Services	951	944	—		1,895
Real Estate Management & Development	113	621	—		734
Residential REITs	449	—	—		449
Retail REITs	277	253	—		530
Semiconductors & Semiconductor Equipment	6,290	1,939	—		8,229
Software	9,831	1,029	—		10,860
Specialized REITs	1,169	—	—		1,169
Specialty Retail	2,112	356	—		2,468
Tech Hardware, Storage & Peripherals	7,545	50	—		7,595
Textiles, Apparel & Luxury Goods	598	2,667	—		3,265
Tobacco	634	472	—		1,106
Trading Companies & Distributors	396	312	—		708
Transportation Infrastructure	—	298	—		298
Water Utilities	103	88	—		191
Wireless Telecommunication Services	333	171	—		504
Total Common Stocks	108,585	66,202	—	†	174,787 †
Short-Term Investments
Investment Company	71,277	—	—		71,277
U.S. Treasury Securities	—	2,223	—		2,223
Total Short-Term Investments	71,277	2,223	—		73,500
Foreign Currency Forward Exchange Contracts	—	833	—		833
Futures Contracts	912	—	—		912
Interest Rate Swap Agreements	—	569	—		569
Total Return Swap Agreements	—	3,969	—		3,969
Total Assets	180,774	312,611	—	†	493,385 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,102)	—		(1,102)
Futures Contracts	(3,427)	—	—		(3,427)
Interest Rate Swap Agreements	—	(900)	—		(900)
Total Return Swap Agreements	—	(4,189)	—		(4,189)
Total Liabilities	(3,427)	(6,191)	—		(9,618)
Total	$177,347	$306,420	$—	†	$483,767 †

†  Includes one or more securities valued at zero.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income (000)	Common Stock (000)
Beginning Balance	$59	$—
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	(59)	—	†
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$—	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$—	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable,

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$833
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	784	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	128	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	569	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	3,969
Total			$6,283
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,102)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(95	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(1,655	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(1,677	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(900	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(4,189)
Total			$(9,618)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$552
Commodity Risk	Futures Contracts	135
Currency Risk	Futures Contracts	(150)
Equity Risk	Futures Contracts	2,704
Interest Rate Risk	Futures Contracts	1,336
Equity Risk	Swap Agreements	7,060
Interest Rate Risk	Swap Agreements	(2,392)
Total		$9,245
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,055)
Commodity Risk	Futures Contracts	(95)
Currency Risk	Futures Contracts	24
Equity Risk	Futures Contracts	(1,491)
Interest Rate Risk	Futures Contracts	(2,467)
Equity Risk	Swap Agreements	9,785
Interest Rate Risk	Swap Agreements	1,706
Total		$6,407

At March 31, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$833	$(1,102)
Swap Agreements	3,969	(4,189)
Total	$4,802	$(5,291)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$31		$(31)	$—	$0
Barclays Bank PLC	49		(49)	—	0
BNP Paribas SA	1,770		(367)	—	1,403
Citibank NA	—	@	—	—	—	@
Goldman Sachs International	1,477		(1,477)	—	0
HSBC Bank PLC	12		(12)	—	0
JPMorgan Chase Bank NA	1,232		(1,086)	—	146
Royal Bank of Canada	67		—	—	67
Standard Chartered Bank	3		(3)	—	0
UBS AG	160		(160)	—	0
Westpac Banking Corp.	1		—	—	1
Total	$4,802		$(3,185)	$—	$1,617

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd	$1	$—	$—	$1
Bank of America NA	46	(31)	—	15
Barclays Bank PLC	105	(49)	—	56
BNP Paribas SA	367	(367)	—	0
Goldman Sachs International	2,036	(1,477)	—	559
HSBC Bank PLC	82	(12)	—	70
JPMorgan Chase Bank NA	2,311	(1,086)	(1,225)	0
Standard Chartered Bank	6	(3)	—	3
UBS AG	337	(160)	(143)	34
Total	$5,291	$(3,185)	$(1,368)	$738

@ Value is less than $500.

(d) In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$211,313,000
Futures Contracts:
Average monthly notional value	$172,256,000
Swap Agreements:
Average monthly notional amount	$129,759,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2023, approximately $10,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2023, EVM earned $0 for providing such services.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $116,785,000 and $91,061,000, respectively. For the six months ended March 31, 2023, purchases and sales of long-term U.S. Government securities were approximately $117,549,000 and $108,550,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2023, advisory fees paid were reduced by approximately $62,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2023 is as follows:

Affiliated Investment Company	Value September 30, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$75,502	$151,446	$155,671	$1,334
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2023 (000)
Liquidity Funds	$—	$—	$71,277

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2023, included in "Trustees' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $2,000. At March 31, 2023, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$35,063	$4,937	$4,952	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the Fund had no distributable earnings on a tax basis.

At September 30, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $15,815,000, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2022, the Fund intends to defer to October 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$1,799	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 88.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

Bitcoin: The Fund may gain exposure to cryptocurrencies by investing in the Subsidiary. cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. The value of Fund's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Fund's exposure to cryptocurrency could result in substantial losses to the Fund.

LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund's investments may be so-called "tough legacy" LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate ("SOFR") for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as "synthetic LIBOR"), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund's investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
5647572 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	23
Liquidity Risk Management Program	30
U.S. Customer Privacy Notice	31
Trustees and Officers Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Expense Example

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$1,077.40	$1,021.69	$3.37	$3.28	0.65%
High Yield Portfolio Class A	1,000.00	1,077.10	1,019.95	5.18	5.04	1.00
High Yield Portfolio Class L	1,000.00	1,076.30	1,018.70	6.47	6.29	1.25
High Yield Portfolio Class C	1,000.00	1,071.80	1,016.21	9.04	8.80	1.75
High Yield Portfolio Class R6	1,000.00	1,078.80	1,021.84	3.21	3.13	0.62
High Yield Portfolio Class IR	1,000.00	1,077.50	1,021.84	3.21	3.13	0.62
High Yield Portfolio Class W	1,000.00	1,081.00	1,024.93	0.00	0.00	0.00

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.9%)
Corporate Bonds (94.6%)
Basic Materials (7.1%)
ASP Unifrax Holdings, Inc.
5.25%, 9/30/28 (a)	$651	$521
Diamond BC BV
4.63%, 10/1/29 (a)	1,042	1,016
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	500	465
HB Fuller Co.
4.25%, 10/15/28	675	600
Herens Holdco Sarl
4.75%, 5/15/28 (a)	600	484
Hudbay Minerals, Inc.
6.13%, 4/1/29 (a)	250	236
IAMGOLD Corp.
5.75%, 10/15/28 (a)	574	444
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	700	716
Iris Holding, Inc.
10.00%, 12/15/28 (a)	600	444
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (a)	250	206
4.63%, 3/1/28 (a)	300	267
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	458
NOVA Chemicals Corp.
4.25%, 5/15/29 (a)	300	246
Novelis Corp.
4.75%, 1/30/30 (a)	500	460
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	500	441
Tacora Resources, Inc.
8.25%, 5/15/26 (a)	500	379
TMS International Corp.
6.25%, 4/15/29 (a)	625	483
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	323
		8,189
Communications (8.3%)
Altice France SA
5.13%, 7/15/29 (a)	600	452
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	175	146
6.13%, 12/1/28 (a)	200	165
Audacy Capital Corp.
6.50%, 5/1/27 (a)	900	66
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	425	416
Block Communications, Inc.
4.88%, 3/1/28 (a)	693	599
	Face Amount (000)	Value (000)
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	$250	$224
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	450	416
Ciena Corp.
4.00%, 1/31/30 (a)	785	684
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	585	439
CSC Holdings LLC,
5.75%, 1/15/30 (a)	300	158
7.50%, 4/1/28 (a)	500	319
GCI LLC
4.75%, 10/15/28 (a)	300	259
Gray Escrow II, Inc.
5.38%, 11/15/31 (a)	500	333
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	250	205
Iliad Holding SASU
7.00%, 10/15/28 (a)	200	190
Lamar Media Corp.
4.00%, 2/15/30	300	266
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	492
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	376	341
National CineMedia LLC
5.75%, 8/15/26	600	14
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	135	125
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	350	292
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	525	216
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	249	232
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	325	279
Spotify USA, Inc.
0.00%, 3/15/26	500	421
TEGNA, Inc.
5.00%, 9/15/29	300	260
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	100	95
Urban One, Inc.
7.38%, 2/1/28 (a)	400	364
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	600	514
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	400	331
Ziggo BV
4.88%, 1/15/30 (a)	350	299
		9,612

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (24.7%)
Air Canada
3.88%, 8/15/26 (a)	$300	$273
American Airlines, Inc.
7.25%, 2/15/28 (a)	117	114
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	750	720
Arko Corp.
5.13%, 11/15/29 (a)	675	560
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	500	412
At Home Group, Inc.
4.88%, 7/15/28 (a)	175	119
7.13%, 7/15/29 (a)	375	215
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 4/15/29 (a)	400	359
Boyne USA, Inc.
4.75%, 5/15/29 (a)	750	670
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	500	438
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	1,605	1,294
Cars.com, Inc.
6.38%, 11/1/28 (a)	570	539
CCM Merger, Inc.
6.38%, 5/1/26 (a)	750	733
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	760	656
CDI Escrow Issuer, Inc.
5.75%, 4/1/30 (a)	425	411
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	250	224
Dana, Inc.
4.25%, 9/1/30	300	241
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	750	674
DraftKings Holdings, Inc.
0.00%, 3/15/28	350	246
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	490	466
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	300	267
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	1,075	920
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 1/15/30 (a)	325	268
Ford Motor Co.
3.25%, 2/12/32	1,480	1,165
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	250	214
	Face Amount (000)	Value (000)
Hanesbrands, Inc.,
4.88%, 5/15/26 (a)	$320	$304
9.00%, 2/15/31 (a)	165	169
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	211
International Game Technology PLC
5.25%, 1/15/29 (a)	375	359
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (a)	620	542
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	704
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	234
Kohl's Corp.
3.63%, 5/1/31	600	406
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	275	230
LGI Homes, Inc.
4.00%, 7/15/29 (a)	500	407
Lindblad Expeditions LLC
6.75%, 2/15/27 (a)	395	383
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (a)	500	329
Lithia Motors, Inc.
3.88%, 6/1/29 (a)	400	347
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)	500	444
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29 (a)	250	213
Mattamy Group Corp.
5.25%, 12/15/27 (a)	250	236
Mclaren Finance PLC
7.50%, 8/1/26 (a)	450	375
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	500	435
New Home Co., Inc.
7.25%, 10/15/25 (a)	755	699
Peloton Interactive, Inc.
0.00%, 2/15/26	595	455
Penn National Gaming, Inc.
4.13%, 7/1/29 (a)	300	250
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (a)	275	258
7.75%, 2/15/29 (a)	250	246
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 9/1/31 (a)	850	612
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/1/26 (a)	395	368
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	675	500

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29	$600	$464
Rite Aid Corp.,
7.50%, 7/1/25 (a)	576	341
8.00%, 11/15/26 (a)	380	182
Scientific Games Holdings LP/Scientific Games US FinCo. Inc.
6.63%, 3/1/30 (a)	500	442
Scientific Games International, Inc.
7.00%, 5/15/28 (a)	225	223
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	725	666
Station Casinos LLC
4.50%, 2/15/28 (a)	300	271
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	660	631
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	358
Tempur Sealy International, Inc.,
3.88%, 10/15/31 (a)	250	209
4.00%, 4/15/29 (a)	200	176
Thor Industries, Inc.
4.00%, 10/15/29 (a)	275	228
Titan International, Inc.
7.00%, 4/30/28	475	428
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	430
Victoria's Secret & Co.
4.63%, 7/15/29 (a)	500	406
Viking Cruises Ltd.
5.88%, 9/15/27 (a)	630	543
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	273
White Cap Buyer LLC
6.88%, 10/15/28 (a)	400	347
		28,532
Consumer, Non-Cyclical (13.2%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	985	830
Air Methods Corp.
8.00%, 5/15/25 (a)	800	52
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
3.50%, 3/15/29 (a)	195	170
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	610	570
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	450	399
APi Escrow Corp.
4.75%, 10/15/29 (a)	200	176
	Face Amount (000)	Value (000)
APi Group DE, Inc.
4.13%, 7/15/29 (a)	$350	$301
Cano Health LLC
6.25%, 10/1/28 (a)	970	536
Carriage Services, Inc.
4.25%, 5/15/29 (a)	250	206
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (a)	425	388
7.50%, 4/15/25 (a)	625	610
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	190
CPI CG, Inc.
8.63%, 3/15/26 (a)	448	444
Darling Ingredients, Inc.
6.00%, 6/15/30 (a)	200	200
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	250	240
Garda World Security Corp.
9.50%, 11/1/27 (a)	450	427
Grifols Escrow Issuer SA
4.75%, 10/15/28 (a)	325	267
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	400	248
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	491	403
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	500	435
Lannett Co., Inc.
7.75%, 4/15/26 (a)	500	83
Medline Borrower LP
5.25%, 10/1/29 (a)	900	782
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	400	334
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	600	510
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	909	907
Option Care Health, Inc.
4.38%, 10/31/29 (a)	380	336
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	825	646
Performance Food Group, Inc.
4.25%, 8/1/29 (a)	300	270
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	277
RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc.
9.75%, 12/1/26 (a)	275	223
Signal Parent, Inc.
6.13%, 4/1/29 (a)	400	162
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 3/1/29 (a)	395	321

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Sotheby's
7.38%, 10/15/27 (a)	$450	$426
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	150	149
10.00%, 4/15/27 (a)	455	464
Tenet Healthcare Corp.
6.13%, 10/1/28	275	264
US Acute Care Solutions LLC
6.38%, 3/1/26 (a)	825	735
US Foods, Inc.
4.63%, 6/1/30 (a)	250	226
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	474
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	595	509
		15,190
Energy (10.2%)
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	200	192
6.88%, 4/1/27 (a)	300	295
Baytex Energy Corp.
8.75%, 4/1/27 (a)	650	666
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	525	510
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	610	595
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	450	388
Colgate Energy Partners III LLC
5.88%, 7/1/29 (a)	900	853
Continental Resources, Inc.
2.88%, 4/1/32 (a)	825	641
CrownRock LP/CrownRock Finance, Inc.
5.00%, 5/1/29 (a)	650	606
EQM Midstream Partners LP,
4.00%, 8/1/24	128	123
6.00%, 7/1/25 (a)	94	93
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	690	663
ITT Holdings LLC
6.50%, 8/1/29 (a)	410	347
Kinetik Holdings LP
5.88%, 6/15/30 (a)	549	529
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	550	535
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	370	355
	Face Amount (000)	Value (000)
Matador Resources Co.
5.88%, 9/15/26	$500	$494
Murphy Oil Corp.
5.88%, 12/1/27	240	234
NuStar Logistics LP
6.38%, 10/1/30	125	120
Occidental Petroleum Corp.
6.13%, 1/1/31	250	260
Oceaneering International, Inc.
6.00%, 2/1/28	875	823
Plains All American Pipeline LP, Series B
3 Month USD LIBOR + 4.11%, 8.97%, 5/1/23 (b)(c)	360	322
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	300	281
Southwestern Energy Co.
4.75%, 2/1/32	300	265
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (a)	500	448
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 1/15/32	600	524
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	575	566
		11,728
Finance (6.7%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27 (a)	200	201
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	275	233
Coinbase Global, Inc.
3.38%, 10/1/28 (a)	425	263
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	685	604
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	900	770
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	300	238
Howard Hughes Corp.
4.13%, 2/1/29 (a)	400	339
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	271
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	700	627
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 8/15/28 (a)	500	424
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	731	621
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	430	387

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
MGIC Investment Corp.
5.25%, 8/15/28	$275	$262
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 2/1/27 (a)	750	702
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	250	235
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	229
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	85	71
StoneX Group, Inc.
8.63%, 6/15/25 (a)	274	276
VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.38%, 2/1/30 (a)	1,075	959
		7,712
Industrials (19.3%)
Ball Corp.
3.13%, 9/15/31	190	157
Bombardier, Inc.
6.00%, 2/15/28 (a)	625	609
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	400	376
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	250	232
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	448
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	1,330	986
Clean Harbors, Inc.
4.88%, 7/15/27 (a)	300	290
Coherent Corp.
5.00%, 12/15/29 (a)	450	409
Covanta Holding Corp.
4.88%, 12/1/29 (a)	450	401
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	425	316
CryoPort, Inc.
0.75%, 12/1/26 (a)	680	532
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	860	777
EnerSys
4.38%, 12/15/27 (a)	350	326
EnPro Industries, Inc.
5.75%, 10/15/26	500	487
Fly Leasing Ltd.
7.00%, 10/15/24 (a)	1,545	1,359
GFL Environmental, Inc.
4.75%, 6/15/29 (a)	300	281
	Face Amount (000)	Value (000)
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	$880	$666
Harsco Corp.
5.75%, 7/31/27 (a)	875	688
Hillenbrand, Inc.
3.75%, 3/1/31	250	209
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28 (a)	90	93
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	500	431
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	950	828
Madison IAQ LLC
5.88%, 6/30/29 (a)	750	580
Manitowoc Co., Inc.
9.00%, 4/1/26 (a)	750	752
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30 (a)	600	508
Moog, Inc.
4.25%, 12/15/27 (a)	500	463
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	450	402
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (a)	450	398
9.75%, 7/15/28 (a)	400	382
OI European Group BV
4.75%, 2/15/30 (a)	250	229
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	188	189
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	150	130
PGT Innovations, Inc.
4.38%, 10/1/29 (a)	635	575
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)	250	224
Seaspan Corp.
5.50%, 8/1/29 (a)	300	234
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	400	376
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	150	142
TK Elevator US Newco, Inc.
5.25%, 7/15/27 (a)	325	307
TopBuild Corp.
3.63%, 3/15/29 (a)	250	214
TransDigm, Inc.,
5.50%, 11/15/27	300	283
6.75%, 8/15/28 (a)	430	435
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	625	579

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
TriMas Corp.
4.13%, 4/15/29 (a)	$400	$353
Triumph Group, Inc.
9.00%, 3/15/28 (a)	560	561
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	300	273
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	250	218
Victors Merger Corp.
6.38%, 5/15/29 (a)	625	370
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	288
Vontier Corp.
2.95%, 4/1/31	675	541
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	437
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	425	399
XPO Escrow Sub LLC
7.50%, 11/15/27 (a)	490	510
		22,253
Technology (3.9%)
Booz Allen Hamilton, Inc.
4.00%, 7/1/29 (a)	250	226
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	450	407
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	570	498
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)	300	260
KBR, Inc.
4.75%, 9/30/28 (a)	330	295
Kyndryl Holdings, Inc.
2.70%, 10/15/28	250	210
McAfee Corp.
7.38%, 2/15/30 (a)	400	336
Minerva Merger Sub, Inc.
6.50%, 2/15/30 (a)	400	325
NCR Corp.
5.13%, 4/15/29 (a)	100	87
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	400	360
Playtika Holding Corp.
4.25%, 3/15/29 (a)	200	167
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	625	240
Rocket Software, Inc.
6.50%, 2/15/29 (a)	745	587
Unisys Corp.
6.88%, 11/1/27 (a)	375	239
	Face Amount (000)	Value (000)
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	$302	$261
		4,498
Utilities (1.2%)
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	444	387
Pike Corp.
5.50%, 9/1/28 (a)	545	478
TransAlta Corp.
7.75%, 11/15/29	525	552
		1,417
		109,131
Variable Rate Senior Loan Interests (0.3%)
Consumer, Cyclical (0.3%)
Peloton Interactive, Inc.,
Term Loan 1 Month USD SOFR + 6.50%, 11.76%, 5/25/27 (c)	397	397
Total Fixed Income Securities (Cost $123,037)		109,528
	Shares
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies (d)	592	—
Diversified REITs (0.0%) (e)
American Gilsonite Co. (d)	500	4
Machinery (0.0%) (e)
Iracore International Holdings, Inc., Class A (d)	470	25
Semiconductors & Semiconductor Equipment (0.1%)
UC Holdings, Inc.	2,826	31
Total Common Stocks (Cost $151)		60
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,561)	2,561,151	2,561
Total Investments (97.2%) (Cost $125,749) (f)		112,149
Other Assets in Excess of Liabilities (2.8%)		3,237
Net Assets (100.0%)		$115,386

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

(d)  Non-income producing security.

(e)  Amount is less than 0.05%.

(f)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $572,000 and the aggregate gross unrealized depreciation is approximately $14,172,000, resulting in net unrealized depreciation of approximately $13,600,000.

CDI  CHESS Depositary Interest.

LIBOR  London Interbank Offered Rate.

REITs  Real Estate Investment Trusts.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	25.4%
Industrials	19.9
Consumer, Non-Cyclical	13.5
Energy	10.5
Communications	8.6
Other*	7.9
Basic Materials	7.3
Finance	6.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $123,188)	$109,588
Investment in Security of Affiliated Issuer, at Value (Cost $2,561)	2,561
Total Investments in Securities, at Value (Cost $125,749)	112,149
Cash	13
Interest Receivable	2,329
Receivable for Fund Shares Sold	745
Receivable for Investments Sold	584
Receivable from Affiliate	4
Other Assets	100
Total Assets	115,924
Liabilities:
Payable for Investments Purchased	292
Payable for Fund Shares Redeemed	82
Payable for Professional Fees	39
Payable for Sub Transfer Agency Fees — Class I	28
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Advisory Fees	31
Payable for Administration Fees	8
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Transfer Agency Fees — Class W	—	@
Payable for Custodian Fees	3
Other Liabilities	45
Total Liabilities	538
Net Assets	$115,386
Net Assets Consist of:
Paid-in-Capital	$152,076
Total Accumulated Loss	(36,690)
Net Assets	$115,386

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2023 (000)
CLASS I:
Net Assets	$93,437
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,433,360
Net Asset Value, Offering and Redemption Price Per Share	$8.17
CLASS A:
Net Assets	$12,371
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,516,707
Net Asset Value, Redemption Price Per Share	$8.16
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.28
Maximum Offering Price Per Share	$8.43
CLASS L:
Net Assets	$169
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,697
Net Asset Value, Offering and Redemption Price Per Share	$8.17
CLASS C:
Net Assets	$3,632
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	445,995
Net Asset Value, Offering and Redemption Price Per Share	$8.14
CLASS R6:
Net Assets	$5,757
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	704,033
Net Asset Value, Offering and Redemption Price Per Share	$8.18
CLASS IR:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,283
Net Asset Value, Offering and Redemption Price Per Share	$8.17
CLASS W:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,236
Net Asset Value, Redemption Price Per Share	$8.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$4,909
Dividends from Security of Affiliated Issuer (Note G)	11
Total Investment Income	4,920
Expenses:
Advisory Fees (Note B)	401
Sub Transfer Agency Fees — Class I	83
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Professional Fees	89
Administration Fees (Note C)	54
Registration Fees	41
Shareholder Services Fees — Class A (Note D)	14
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	20
Pricing Fees	21
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Transfer Agency Fees — Class W (Note E)	1
Shareholder Reporting Fees	12
Custodian Fees (Note F)	7
Trustees' Fees and Expenses	3
Other Expenses	12
Total Expenses	777
Waiver of Advisory Fees (Note B)	(225)
Reimbursement of Class Specific Expenses — Class I (Note B)	(71)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Class W (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	476
Net Investment Income	4,444
Realized Loss:
Investments Sold	(7,280)
Change in Unrealized Appreciation (Depreciation):
Investments	13,263
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	5,983
Net Increase in Net Assets Resulting from Operations	$10,427

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,444	$9,621
Net Realized Loss	(7,280)	(5,151)
Net Change in Unrealized Appreciation (Depreciation)	13,263	(30,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,427	(26,085)
Dividends and Distributions to Shareholders:
Class I	(3,827)	(8,231)
Class A	(367)	(784)
Class L	(5)	(17)
Class C	(113)	(258)
Class R6*	(217)	(455)
Class IR	(— @)	(1)
Class W	(— @)	(1)
Total Dividends and Distributions to Shareholders	(4,529)	(9,747)
Capital Share Transactions:(1)
Class I:
Subscribed	9,954	43,321
Distributions Reinvested	3,698	8,101
Redeemed	(43,049)	(64,717)
Class A:
Subscribed	2,982	12,087
Distributions Reinvested	367	784
Redeemed	(3,033)	(15,535)
Class L:
Exchanged	37	—
Distributions Reinvested	5	17
Redeemed	(103)	(110)
Class C:
Subscribed	59	608
Distributions Reinvested	113	258
Redeemed	(829)	(2,039)
Class R6:*
Subscribed	4	9,619
Distributions Reinvested	217	455
Redeemed	(2,916)	(3,540)
Class IR:
Distributions Reinvested	— @	1
Class W:
Distributions Reinvested	— @	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,494)	(10,689)
Total Decrease in Net Assets	(26,596)	(46,521)
Net Assets:
Beginning of Period	141,982	188,503
End of Period	$115,386	$141,982

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,234	4,876
Shares Issued on Distributions Reinvested	458	906
Shares Redeemed	(5,304)	(7,365)
Net Decrease in Class I Shares Outstanding	(3,612)	(1,583)
Class A:
Shares Subscribed	369	1,381
Shares Issued on Distributions Reinvested	46	88
Shares Redeemed	(378)	(1,760)
Net Increase (Decrease) in Class A Shares Outstanding	37	(291)
Class L:
Shares Exchanged	4	—
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(13)	(13)
Net Decrease in Class L Shares Outstanding	(8)	(11)
Class C:
Shares Subscribed	7	65
Shares Issued on Distributions Reinvested	14	29
Shares Redeemed	(103)	(231)
Net Decrease in Class C Shares Outstanding	(82)	(137)
Class R6:*
Shares Subscribed	1	1,056
Shares Issued on Distributions Reinvested	27	52
Shares Redeemed	(363)	(432)
Net Increase (Decrease) in Class R6 Shares Outstanding	(335)	676
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@
Class W
Shares issued on Distributions Reinvested	— @@	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.84		$9.68		$9.19		$9.78		$9.96		$10.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27		0.50		0.53		0.57		0.63		0.65
Net Realized and Unrealized Gain (Loss)	0.33		(1.83)		0.49		(0.57)		(0.19)		(0.16)
Total from Investment Operations	0.60		(1.33)		1.02		0.00		0.44		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.51)		(0.53)		(0.59)		(0.62)		(0.68)
Net Asset Value, End of Period	$8.17		$7.84		$9.68		$9.19		$9.78		$9.96
Total Return(2)	7.74	%(5)	(14.27)%		11.38%		0.15%		4.68%		5.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,437		$117,898		$161,038		$155,539		$176,483		$149,683
Ratio of Expenses Before Expense Limitation	1.11	%(6)	1.04%		1.03%		1.02%		0.98%		1.00%
Ratio of Expenses After Expense Limitation	0.65	%(3)(6)	0.65	%(3)	0.65	%(3)	0.65	%(3)	0.65	%(3)	0.65	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.65	%(3)	0.65	%(3)	0.65	%(3)	0.65	%(3)
Ratio of Net Investment Income	6.70	%(3)(6)	5.64	%(3)	5.50	%(3)	6.20	%(3)	6.51	%(3)	6.49	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	28	%(5)	28%		54%		69%		42%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.82		$9.67		$9.17		$9.76		$9.94		$10.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.26		0.47		0.49		0.55		0.60		0.61
Net Realized and Unrealized Gain (Loss)	0.34		(1.84)		0.51		(0.58)		(0.20)		(0.16)
Total from Investment Operations	0.60		(1.37)		1.00		(0.03)		0.40		0.45
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.48)		(0.50)		(0.56)		(0.58)		(0.64)
Net Asset Value, End of Period	$8.16		$7.82		$9.67		$9.17		$9.76		$9.94
Total Return(2)	7.71	%(5)	(14.69)%		11.14%		(0.22)%		4.28%		4.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,371		$11,573		$17,116		$14,595		$24,401		$30,242
Ratio of Expenses Before Expense Limitation	1.34	%(6)	1.29%		1.27%		1.31%		1.23%		1.29%
Ratio of Expenses After Expense Limitation	1.00	%(3)(6)	1.00	%(3)	0.99	%(3)	1.00	%(3)	0.99	%(3)	1.00	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.99	%(3)	1.00	%(3)	0.99	%(3)	1.00	%(3)
Ratio of Net Investment Income	6.37	%(3)(6)	5.27	%(3)	5.16	%(3)	5.87	%(3)	6.17	%(3)	6.14	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	28	%(5)	28%		54%		69%		42%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.83		$9.67		$9.17		$9.76		$9.94		$10.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24		0.45		0.47		0.52		0.57		0.59
Net Realized and Unrealized Gain (Loss)	0.34		(1.84)		0.51		(0.58)		(0.19)		(0.16)
Total from Investment Operations	0.58		(1.39)		0.98		(0.06)		0.38		0.43
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.45)		(0.48)		(0.53)		(0.56)		(0.62)
Net Asset Value, End of Period	$8.17		$7.83		$9.67		$9.17		$9.76		$9.94
Total Return(2)	7.63	%(5)	(14.92)%		10.84%		(0.46)%		4.06%		4.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$169		$222		$383		$425		$468		$504
Ratio of Expenses Before Expense Limitation	2.82	%(6)	2.16%		1.98%		1.91%		1.86%		1.91%
Ratio of Expenses After Expense Limitation	1.25	%(3)(6)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)
Ratio of Net Investment Income	6.10	%(3)(6)	5.02	%(3)	4.90	%(3)	5.60	%(3)	5.93	%(3)	5.90	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	28	%(5)	28%		54%		69%		42%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not Annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.81		$9.65		$9.16		$9.75		$9.93		$10.12
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22		0.40		0.42		0.46		0.52		0.54
Net Realized and Unrealized Gain (Loss)	0.34		(1.83)		0.50		(0.56)		(0.19)		(0.16)
Total from Investment Operations	0.56		(1.43)		0.92		(0.10)		0.33		0.38
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.41)		(0.43)		(0.49)		(0.51)		(0.57)
Net Asset Value, End of Period	$8.14		$7.81		$9.65		$9.16		$9.75		$9.93
Total Return(2)	7.18	%(5)	(15.27)%		10.20%		(0.93)%		3.55%		3.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,632		$4,121		$6,418		$7,633		$5,226		$5,811
Ratio of Expenses Before Expense Limitation	2.12	%(6)	2.05%		2.01%		2.02%		1.98%		2.01%
Ratio of Expenses After Expense Limitation	1.75	%(3)(6)	1.75	%(3)	1.74	%(3)	1.74	%(3)	1.74	%(3)	1.73	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.74	%(3)	1.74	%(3)	1.74	%(3)	1.73	%(3)
Ratio of Net Investment Income	5.61	%(3)(6)	4.51	%(3)	4.41	%(3)	5.06	%(3)	5.43	%(3)	5.41	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	28	%(5)	28%		54%		69%		42%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

High Yield Portfolio

	Class R6(1)
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.84		$9.69		$9.19		$9.78		$9.96		$10.15
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.51		0.53		0.55		0.64		0.65
Net Realized and Unrealized Gain (Loss)	0.34		(1.84)		0.50		(0.55)		(0.20)		(0.16)
Total from Investment Operations	0.61		(1.33)		1.03		0.00		0.44		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.52)		(0.53)		(0.59)		(0.62)		(0.68)
Net Asset Value, End of Period	$8.18		$7.84		$9.69		$9.19		$9.78		$9.96
Total Return(3)	7.88	%(6)	(14.30)%		11.49%		0.18%		4.71%		5.04%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,757		$8,149		$3,526		$5,471		$301		$865
Ratio of Expenses Before Expense Limitation	1.00	%(7)	0.94%		0.94%		0.94%		1.11%		1.15%
Ratio of Expenses After Expense Limitation	0.62	%(4)(7)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)
Ratio of Net Investment Income	6.75	%(4)(7)	5.82	%(4)	5.54	%(4)	6.20	%(4)	6.55	%(4)	6.52	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	28	%(6)	28%		54%		69%		42%		39%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

High Yield Portfolio

	Class IR
	Six Months Ended March 31, 2023		Year Ended September 30,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		September 30, 2018
Net Asset Value, Beginning of Period	$7.84		$9.69		$9.19		$9.78		$9.96		$9.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.24		0.48		0.50		0.52		0.56		0.16
Net Realized and Unrealized Gain (Loss)	0.36		(1.81)		0.53		(0.52)		(0.12)		0.03
Total from Investment Operations	0.60		(1.33)		1.03		0.00		0.44		0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.52)		(0.53)		(0.59)		(0.62)		(0.16)
Net Asset Value, End of Period	$8.17		$7.84		$9.69		$9.19		$9.78		$9.96
Total Return(3)	7.75	%(6)	(14.30)%		11.49%		0.18%		4.71%		1.92	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10		$10		$11		$10		$10		$10
Ratio of Expenses Before Expense Limitation	19.35	%(7)	19.61%		18.97%		20.43%		20.17%		18.62	%(7)
Ratio of Expenses After Expense Limitation	0.62	%(4)(7)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)(7)
Ratio of Net Investment Income	5.99	%(4)(7)	5.38	%(4)	5.26	%(4)	5.70	%(4)	5.80	%(4)	5.75	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	N/A%(5)(7)		0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	28	%(6)	28%		54%		69%		42%		39	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

High Yield Portfolio

	Class W
Selected Per Share Data and Ratios	Six Months Ended March 31, 2023 (unaudited)		Year Ended September 30, 2022		Period from November 16, 2020(1) to September 30, 2021
Net Asset Value, Beginning of Period	$7.84		$9.69		$9.42
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.56		0.51
Net Realized and Unrealized Gain (Loss)	0.33		(1.84)		0.26
Total from Investment Operations	0.63		(1.28)		0.77
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.57)		(0.50)
Net Asset Value, End of Period	$8.17		$7.84		$9.69
Total Return(3)	8.10	%(6)	(13.80)%		8.39	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$9		$11
Ratio of Expenses Before Expense Limitation	20.07	%(7)	20.44%		20.81	%(7)
Ratio of Expenses After Expense Limitation	0.00	%(4)(7)	0.00	%(4)	0.00	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.00	%(4)(7)
Ratio of Net Investment Income	7.36	%(7)(4)	6.27	%(4)	6.09	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	28	%(6)	28%		54	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund offers seven classes of shares — Class I, Class A, Class L, Class C, Class R6, Class IR and Class W. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$109,131		$—	$109,131
Variable Rate Senior Loan Interests	—	397		—	397
Total Fixed Income Securities	—	109,528		—	109,528
Common Stocks
Automobile Components	—	—	†	—	—	†
Diversified REITs	—	4		—	4
Machinery	—	25		—	25
Semiconductors & Semiconductor Equipment	—	31		—	31
Total Common Stocks	—	60	†	—	60	†
Short-Term Investment
Investment Company	2,561	—		—	2,561
Total Assets	$2,561	$109,588	†	$—	$112,149	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)
Beginning Balance	$11	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	(25)
Corporate actions	—
Change in unrealized appreciation (depreciation)	14
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$14

†  Includes a security valued at zero.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class R6 shares and 0.62% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser, is contractually obligated to waive its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) will not exceed 0.00% for Class W. The Adviser expects this obligation to remain in effect indefinitely, unless changed or terminated by the Trustees of the Trust. For the six months ended March 31, 2023, approximately $225,000 of advisory fees were waived and approximately $76,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2023, EVM earned $0 for providing such services.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $37,109,000 and $71,760,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2023 is as follows:

Affiliated Investment Company	Value September 30, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$740	$19,759	$17,938	$11
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2023 (000)
Liquidity Funds	$—	$—	$2,561

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company ("RIC") and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From: Ordinary Income (000)	2021 Distributions Paid From: Ordinary Income (000)
$9,747	$10,436

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$892	$—

At September 30, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,049,000 and $15,381,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 69.3%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

L. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund's investments may be so-called "tough legacy" LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate ("SOFR") for tough legacy contracts.

On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as "synthetic LIBOR"), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund's investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, ww.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1(800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
5647270 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Trustees and Officers Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Expense Example

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$1,028.10	$1,023.44	$1.52	$1.51	0.30%
Short Duration Income Portfolio Class A	1,000.00	1,028.00	1,022.19	2.78	2.77	0.55
Short Duration Income Portfolio Class L	1,000.00	1,026.90	1,020.94	4.04	4.03	0.80
Short Duration Income Portfolio Class C	1,000.00	1,023.10	1,018.45	6.56	6.54	1.30
Short Duration Income Portfolio Class R6	1,000.00	1,029.60	1,023.68	1.27	1.26	0.25

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (98.1%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18%, 3.37%, 6/1/38 (a)	$61		$62
1 Year CMT + 2.34%, 3.88%, 1/1/36 (a)	130		133
1 Year CMT + 2.31%, 4.17%, 3/1/37 (a)	147		150
1 Year CMT + 2.33%, 4.18%, 7/1/38 (a)	125		128
			473
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.0%) (b)
Safina Ltd.
2.00%, 12/30/23	80		79
Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	28		28
6.50%, 4/1/24	—	@	—	@
7.50%, 5/1/35	9		10
8.00%, 8/1/32	5		6
8.50%, 8/1/31	7		7
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	49		47
5.00%, 12/1/24	25		26
6.00%, 9/1/37	25		26
6.50%, 2/1/28 - 10/1/32	86		92
7.00%, 7/1/29 - 3/1/37	99		105
7.50%, 8/1/37	12		13
8.00%, 4/1/33	22		24
8.50%, 10/1/32	11		12
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	45		47
8.50%, 7/15/30	4		4
			447
Asset-Backed Securities (16.5%)
Affirm Asset Securitization Trust
4.55%, 6/15/27 (c)	767		756
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 5.89%, 1/15/32 (a)(c)	1,725		1,704
AMSR Trust
2.11%, 9/17/37 (c)	975		900
Aqua Finance Trust
1.54%, 7/17/46 (c)	546		490
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
1 Month USD LIBOR + 1.07%, 5.75%, 8/15/34 (a)(c)	1,200		1,177
	Face Amount (000)	Value (000)
BHG Securitization Trust,
Series 2023-A Class A
5.55%, 4/17/36 (c)	$1,525	$1,514
Blackbird Capital Aircraft
2.44%, 7/15/46 (c)	686	596
Carlyle U.S. CLO Ltd.
3 Month USD LIBOR + 1.05%, 5.86%, 7/20/31 (a)(c)	2,225	2,206
Cartiga Asset Finance Trust LLC,
Series 2023-1 Class A
7.00%, 3/15/35 (c)	1,306	1,304
Cologix Data Centers US Issuer LLC
3.30%, 12/26/51 (c)	1,225	1,102
Commonbond Student Loan Trust
1.20%, 3/25/52 (c)	1,003	844
Dryden 58 CLO Ltd.
3 Month USD LIBOR + 1.00%, 5.79%, 7/17/31 (a)(c)	750	741
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 5.85%, 1/27/70 (a)(c)	646	629
ELFI Graduate Loan Program 2021-A LLC
1.53%, 12/26/46 (c)	1,438	1,255
Elmwood CLO IV Ltd.
3 Month USD LIBOR + 1.24%, 6.03%, 4/15/33 (a)(c)	2,200	2,172
Falcon Aerospace Ltd.
3.60%, 9/15/39 (c)	288	247
FCI Funding 2021-1 LLC
1.13%, 4/15/33 (c)	180	175
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (c)	7	7
FHF Trust
1.27%, 3/15/27 (c)	219	211
GAIA Aviation Ltd.
3.97%, 12/15/44 (c)	448	411
GCI Funding I LLC
2.82%, 10/18/45 (c)	992	890
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)	1,725	1,595
Class A2
3.21%, 1/22/29 (c)	1,360	1,282
Kubota Credit Owner Trust
0.59%, 10/15/24 (c)	296	291
LCM 38 Ltd.
3 Month Term SOFR + 2.10%, 6.76%, 7/15/34 (a)(c)	2,000	1,995
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (c)	1,311	1,033
2.29%, 1/20/48 (c)	1,010	799
Lunar 2021-1 Structured Aircraft Portfolio Notes
2.64%, 10/15/46 (c)	1,609	1,404

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (c)	$372	$317
Madison Park Funding XXIV Ltd.
SOFR + 1.42%, 6.06%, 10/20/29 (a)(c)	2,198	2,181
MAPS Trust
2.52%, 6/15/46 (c)	724	636
Marlette Funding Trust,
Series 2023-1A Class A
6.07%, 4/15/33 (c)	2,300	2,299
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	78	77
MFA 2021-NPL1 LLC
2.36%, 3/25/60 (c)	784	744
Monroe Capital ABS Funding 2021-1 Ltd.
2.82%, 4/22/31 (c)	1,625	1,534
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (c)	916	742
2.10%, 4/20/46 (c)	198	172
Navient Private Education Refi Loan Trust
0.94%, 7/15/69 (c)	983	860
Nelnet Student Loan Trust
1.32%, 4/20/62 (c)	893	803
Neuberger Berman Loan Advisers CLO 31 Ltd.
3 Month USD LIBOR + 1.04%, 5.85%, 4/20/31 (a)(c)	2,475	2,436
New Residential Advance Receivables Trust Advance Receivables Backed
1.43%, 8/15/53 (c)	1,170	1,145
Newday Funding Master Issuer PLC,
SOFR + 0.95%, 5.66%, 7/15/29 (a)(c)	1,175	1,161
SOFR + 1.10%, 5.81%, 3/15/29 (a)(c)	1,760	1,746
NRZ Advance Receivables Trust
1.48%, 9/15/53 (c)	1,380	1,347
NRZ Excess Spread-Collateralized Notes,
2.98%, 3/25/26 (c)	1,016	923
Class A
3.10%, 7/25/26 (c)	844	760
3.23%, 5/25/26 (c)	1,271	1,152
3.47%, 11/25/26 (c)	1,154	1,055
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (c)	377	351
Octane Receivables Trust,
1.21%, 9/20/28 (c)	272	261
Series 2023-1A Class A
5.87%, 5/21/29 (c)	891	893
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 5.26%, 8/20/30 (a)	36	35
Oxford Finance Funding LLC
3.10%, 2/15/28 (c)	135	134
	Face Amount (000)		Value (000)
Palmer Square CLO 2018-2 Ltd.
3 Month USD LIBOR + 1.10%, 5.89%, 7/16/31 (a)(c)	$1,225		$1,215
PFS Financing Corp.,
0.77%, 8/15/26 (c)	1,310		1,225
0.97%, 2/15/26 (c)	960		923
4.27%, 8/15/27 (c)	2,225		2,187
PNMAC GMSR Issuer Trust
1 Month USD LIBOR + 2.35%, 6.97%, 4/25/23 (a)(c)	1,000		994
PRET 2021-NPL6 LLC
2.49%, 7/25/51 (c)	782		740
ReadyCap Lending Small Business Loan Trust
Daily U.S. Prime Rate – 0.50%, 7.50%, 12/27/44 (a)(c)	99		95
Republic Finance Issuance Trust
2.47%, 11/20/30 (c)	500		478
SMB Private Education Loan Trust,
1.34%, 3/17/53 (c)	610		546
1.68%, 2/15/51 (c)	701		638
Southwick Park CLO LLC
3 Month USD LIBOR + 1.06%, 5.87%, 7/20/32 (a)(c)	2,000		1,967
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (c)	2,100		1,941
Start II Ltd.
4.09%, 3/15/44 (c)	617		547
Start Ltd.
4.09%, 5/15/43 (c)	1,260		1,096
Theorem Funding Trust
7.60%, 4/15/29 (c)	398		401
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (c)	372		343
			66,830
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	147		151
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 4.85%, 5/20/63 (a)	3		3
1 Month USD LIBOR + 0.45%, 5.02%, 5/20/62 (a)	—	@	—	@
1 Month USD LIBOR + 0.60%, 5.17%, 1/20/64 (a)	51		51
REMIC
1 Month USD LIBOR + 0.50%, 5.07%, 3/20/61 (a)	68		68
1 Month USD LIBOR + 0.56%, 5.13%, 9/20/62 (a)	137		137
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	556		524
			934

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (5.5%)
Alen 2021-ACEN Mortgage Trust
1 Month USD LIBOR + 1.15%, 5.83%, 4/15/34 (a)(c)	$1,200	$1,103
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50 (a)(c)	688	630
BX Commercial Mortgage Trust,
Class A
1 Month USD LIBOR + 0.70%, 5.38%, 4/15/34 (a)(c)	2,100	1,967
BX Trust BX 2022 VAMF
1 Month Term SOFR + 1.58%, 6.41%, 1/15/39 (a)(c)	820	777
Credit Suisse Mortgage Capital Certificates
3.53%, 8/15/37 (c)	575	505
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.50%, 8.18%, 12/15/35 (a)(c)	2,125	2,122
CSMC 2022-MARK
1 Month Term SOFR + 2.70%, 7.52%, 6/15/39 (a)(c)	1,570	1,554
CSWF Commercial Mortgage Trust
1 Month USD LIBOR + 0.97%, 5.65%, 6/15/34 (a)(c)	1,787	1,731
DROP Mortgage Trust
1 Month USD LIBOR + 1.15%, 5.83%, 10/15/43 (a)(c)	1,700	1,574
HPLY Trust
1 Month USD LIBOR + 2.35%, 7.03%, 11/15/36 (a)(c)	383	363
J.P. Morgan Chase Commercial Mortgage Securities Trust,
4.13%, 7/5/31 (c)	1,100	1,024
Class A
1 Month USD LIBOR + 1.12%, 5.80%, 11/15/38 (a)(c)	2,450	2,362
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 0.95%, 5.63%, 8/15/38 (a)(c)	2,080	1,965
1 Month Term SOFR + 2.28%, 7.11%, 7/15/36 (a)(c)	850	785
Silver Hill Trust
3.10%, 11/25/49 (a)(c)	384	372
TPGI Trust,
Class A
1 Month USD LIBOR + 0.70%, 5.38%, 6/15/26 (a)(c)	1,175	1,134
TTAN 2021-MHC,
Class A
1 Month USD LIBOR + 0.85%, 5.54%, 3/15/38 (a)(c)	838	814
VMC Finance 2021-HT1 LLC
1 Month USD LIBOR + 1.65%, 6.41%, 1/18/37 (a)(c)	1,380	1,343
		22,125
	Face Amount (000)	Value (000)
Corporate Bonds (60.2%)
Finance (31.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	$2,000	$1,872
2.45%, 10/29/26	850	764
Air Lease Corp.
0.80%, 8/18/24	2,895	2,702
Assurant, Inc.
6.10%, 2/27/26	925	944
Athene Global Funding
2.75%, 6/25/24 (c)	2,280	2,199
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (c)	2,500	2,417
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600	1,564
Banco Santander Chile
2.70%, 1/10/25 (c)	800	766
Bank of America Corp.,
3.38%, 4/2/26	2,310	2,216
5.08%, 1/20/27	2,000	1,995
Bank of Nova Scotia
1.05%, 3/2/26	5,050	4,534
Banque Federative du Credit Mutuel SA,
2.38%, 11/21/24 (c)	3,480	3,315
4.52%, 7/13/25 (c)	3,210	3,138
Barclays PLC
5.30%, 8/9/26	2,000	1,961
BNP Paribas SA
2.22%, 6/9/26 (c)	3,150	2,895
BPCE SA
2.38%, 1/14/25 (c)	2,635	2,477
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	1,130	1,075
3.30%, 4/7/25	2,270	2,199
Citigroup, Inc.,
3.11%, 4/8/26	2,000	1,913
3.35%, 4/24/25	4,770	4,651
Corebridge Financial, Inc.
3.50%, 4/4/25 (c)	2,280	2,192
Deutsche Bank AG,
Series E
0.96%, 11/8/23	3,950	3,772
Elevance Health, Inc.
1.50%, 3/15/26	2,830	2,584
Equitable Financial Life Global Funding
1.40%, 7/7/25 (c)	3,300	3,054
F&G Annuities & Life, Inc.
7.40%, 1/13/28 (c)	1,650	1,661
GA Global Funding Trust
1.63%, 1/15/26 (c)	4,070	3,701
Goldman Sachs Group, Inc.
3.50%, 1/23/25	1,750	1,701

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Guardian Life Global Funding
0.88%, 12/10/25 (c)	$2,450	$2,211
HSBC Holdings PLC,
2.63%, 11/7/25	1,850	1,752
3.80%, 3/11/25	3,350	3,277
JPMorgan Chase & Co.,
2.01%, 3/13/26	2,000	1,886
2.08%, 4/22/26	4,500	4,213
5.55%, 12/15/25	2,120	2,136
LeasePlan Corp. NV
2.88%, 10/24/24 (c)	1,275	1,212
Lloyds Banking Group PLC
0.70%, 5/11/24	2,105	2,092
Macquarie Bank Ltd.
2.30%, 1/22/25 (c)	3,475	3,318
Macquarie Group Ltd.
1.34%, 1/12/27 (c)	3,060	2,733
NatWest Group PLC
7.47%, 11/10/26	2,000	2,069
Nordea Bank Abp
1.50%, 9/30/26 (c)	5,075	4,461
Royal Bank of Canada
1.20%, 4/27/26	7,020	6,301
Santander UK Group Holdings PLC
4.80%, 11/15/24	5,510	5,435
Societe Generale SA
2.63%, 1/22/25 (c)	1,175	1,102
Standard Chartered PLC
0.99%, 1/12/25 (c)	4,795	4,613
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/25	6,480	6,148
Suncorp-Metway Ltd.
3.30%, 4/15/24 (c)	1,980	1,939
Synchrony Bank
5.40%, 8/22/25	1,480	1,389
Wells Fargo & Co.
3.91%, 4/25/26	1,975	1,918
Woori Bank
4.88%, 1/26/28 (c)	2,165	2,172
		126,639
Industrials (26.4%)
Altria Group, Inc.
2.35%, 5/6/25	1,500	1,425
American Tower Corp.
1.60%, 4/15/26	450	407
Arrow Electronics, Inc.
6.13%, 3/1/26	1,525	1,529
AT&T, Inc.
1.70%, 3/25/26	2,840	2,614
Baxter International, Inc.
1.92%, 2/1/27	4,230	3,788
	Face Amount (000)	Value (000)
Bayer US Finance LLC
3.38%, 10/8/24 (c)	$1,740	$1,693
Boeing Co.
5.04%, 5/1/27	1,475	1,487
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	250	225
Celanese U.S. Holdings LLC
6.17%, 7/15/27	1,110	1,118
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	850	842
Cigna Corp.
4.50%, 2/25/26	3,025	3,013
Continental Resources, Inc.
2.27%, 11/15/26 (c)	1,000	889
Dell International LLC/EMC Corp.
5.45%, 6/15/23	523	523
DuPont de Nemours, Inc.
4.49%, 11/15/25	875	874
Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,030
Energy Transfer LP,
2.90%, 5/15/25	4,130	3,938
4.75%, 1/15/26	325	321
Enterprise Products Operating LLC
3.90%, 2/15/24	1,200	1,186
Fox Corp.
4.03%, 1/25/24	1,200	1,187
General Motors Financial Co., Inc.,
1.50%, 6/10/26	2,890	2,574
3.95%, 4/13/24	1,250	1,232
Genuine Parts Co.
1.75%, 2/1/25	740	699
Georgia-Pacific LLC
1.75%, 9/30/25 (c)	4,080	3,781
Glencore Funding LLC
4.13%, 3/12/24 (c)	1,225	1,212
Global Payments, Inc.
4.95%, 8/15/27	1,250	1,236
Haleon US Capital LLC
3.02%, 3/24/24	750	729
HCA, Inc.
5.00%, 3/15/24	1,600	1,591
Hyundai Capital America,
1.30%, 1/8/26 (c)	2,780	2,498
5.50%, 3/30/26 (c)	675	676
Hyundai Capital Services, Inc.
2.13%, 4/24/25 (c)	1,000	938
Imperial Brands Finance PLC
3.13%, 7/26/24 (c)	2,015	1,953
JDE Peet's NV
0.80%, 9/24/24 (c)	3,025	2,820

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Kinder Morgan, Inc.
1.75%, 11/15/26	$2,640	$2,381
Mercedes-Benz Finance North America LLC,
1.13%, 12/14/23 (c)	575	558
2.00%, 12/14/26 (c)	2,025	1,825
Mitsubishi Corp.
1.13%, 7/15/26 (c)	2,610	2,306
Mondelez International Holdings Netherlands BV,
1.25%, 9/24/26 (c)	2,910	2,593
2.25%, 9/19/24 (c)	950	914
NBN Co. Ltd.
1.45%, 5/5/26 (c)	2,770	2,505
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (c)	2,640	2,601
NongHyup Bank
1.25%, 7/20/25 (c)	690	635
NTT Finance Corp.
1.16%, 4/3/26 (c)	6,790	6,138
Nucor Corp.
2.00%, 6/1/25	975	918
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25	1,540	1,462
PerkinElmer, Inc.
0.85%, 9/15/24	3,440	3,231
Pioneer Natural Resources Co.
1.13%, 1/15/26	4,490	4,083
Royalty Pharma PLC
1.20%, 9/2/25	1,475	1,338
Siemens Financieringsmaatschappij NV
3.25%, 5/27/25 (c)	1,000	972
Silgan Holdings, Inc.
1.40%, 4/1/26 (c)	1,875	1,683
Skyworks Solutions, Inc.
0.90%, 6/1/23	1,750	1,735
Sonoco Products Co.
1.80%, 2/1/25	1,460	1,375
TD SYNNEX Corp.
1.25%, 8/9/24	5,815	5,444
TSMC Global Ltd.
0.75%, 9/28/25 (c)	1,575	1,435
VICI Properties LP
4.38%, 5/15/25	1,880	1,822
Vontier Corp.
1.80%, 4/1/26	2,375	2,105
Warnermedia Holdings, Inc.
3.43%, 3/15/24 (c)	2,110	2,062
Williams Cos., Inc.
4.30%, 3/4/24	1,330	1,317
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,400	2,269
		106,735
	Face Amount (000)	Value (000)
Utilities (2.5%)
Ameren Corp.
2.50%, 9/15/24	$2,510	$2,412
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,363
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,123
NextEra Energy Capital Holdings, Inc.,
1.88%, 1/15/27	2,825	2,556
6.05%, 3/1/25	360	366
Southern Co.
4.48%, 8/1/24 (d)	1,175	1,162
		9,982
		243,356
Mortgages — Other (12.1%)
Ajax Mortgage Loan Trust,
1.07%, 9/25/65 (a)(c)	712	616
1.70%, 5/25/59 (c)	526	461
BRAVO Residential Funding Trust
2.00%, 5/25/59 (a)(c)	675	595
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c)	1,754	1,513
1.75%, 10/25/61 (a)(c)	1,805	1,590
Series 2023-RM6 Class A1
5.25%, 1/25/63 (c)	1,867	1,769
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (a)(c)	217	204
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (a)(c)	1,187	1,131
1.37%, 2/25/31 (a)(c)	1,600	1,514
1.94%, 9/25/50 (a)(c)	1,203	1,104
2.72%, 12/26/30 (a)(c)	1,625	1,516
2.80%, 6/25/69 (a)(c)	218	212
4.00%, 10/25/68 (a)(c)	260	252
Cascade MH Asset Trust
4.25%, 8/25/54 (c)	1,553	1,382
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	37	36
CIM Trust 2021-NR2,
2.57%, 7/25/59 (c)	939	894
Credit Suisse Mortgage Capital Certificates,
0.94%, 5/25/66 (a)(c)	898	718
1.18%, 2/25/66 (a)(c)	786	664
Finance of America HECM Buyout
4.00%, 8/1/32 (a)(c)	2,367	2,297

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont'd)
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (a)(c)	$1,700	$1,462
4.45%, 1/25/26 (a)(c)	1,500	1,379
7.90%, 7/25/27 (c)	1,600	1,601
Class A
3.62%, 7/25/26 (a)(c)	1,550	1,333
Headlands Residential 2021-RPL1 LLC
2.49%, 9/25/26 (a)(c)	1,940	1,834
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (c)	438	432
Imperial Fund Mortgage Trust,
1.38%, 10/25/55 (a)(c)	429	384
1.60%, 11/25/56 (a)(c)	894	745
2.49%, 2/25/67 (a)(c)	1,345	1,196
Legacy Mortgage Asset Trust
3.25%, 2/25/60 (c)	848	841
LHOME Mortgage Trust
2.09%, 2/25/26 (a)(c)	700	675
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(c)	114	106
3.92%, 9/25/57 (a)(c)	214	198
NewRez Warehouse Securitization Trust
1 Month USD LIBOR + 0.75%, 5.60%, 5/25/55 (a)(c)	1,105	1,095
NYMT Loan Trust
2.94%, 10/25/60 (a)(c)	1,510	1,482
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (a)(c)	270	243
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 5.61%, 1/16/60 (a)(c)	9	9
1 Month USD LIBOR + 0.95%, 5.71%, 8/18/60 (a)(c)	42	42
1 Month USD LIBOR + 0.93%, 5.73%, 3/12/61 (a)(c)	78	78
1 Month USD LIBOR + 1.00%, 5.76%, 6/20/60 (a)(c)	34	34
Preston Ridge Partners LLC,
1.74%, 9/25/26 (a)(c)	1,006	914
2.12%, 1/25/26 - 3/25/26 (a)(c)	1,127	1,077
2.36%, 10/25/26 (c)	1,278	1,195
Pretium Mortgage Credit Partners I LLC
2.24%, 9/27/60 (c)	530	505
Residential Mortgage Loan Trust
1.65%, 5/25/60 (a)(c)	226	218
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 5.55%, 12/5/59 (a)(c)	6	6
1 Month USD LIBOR + 0.93%, 5.63%, 9/5/57 (a)(c)	65	65
RESIMAC Premier Trust
1 Month USD LIBOR + 0.95%, 5.71%, 2/10/51 (a)(c)	50	50
	Face Amount (000)	Value (000)
RMF Buyout Issuance Trust
1.72%, 10/25/50 (a)(c)	$1,502	$1,400
RMF Proprietary Issuance Trust,
2.13%, 9/25/61 (a)(c)	1,587	1,062
4.00%, 8/25/62 (a)(c)	2,225	1,722
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 5.38%, 8/20/34 (a)	80	74
Stanwich Mortgage Loan Co. LLC
2.74%, 10/16/26 (c)	1,396	1,252
Towd Point HE Trust
0.92%, 2/25/63 (a)(c)	903	845
Towd Point Mortgage Trust,
1.75%, 10/25/60 (c)	539	463
2.75%, 4/25/57 (a)(c)	10	10
1 Month USD LIBOR + 0.60%, 4.21%, 2/25/57 (a)(c)	63	63
TVC Mortgage Trust
3.47%, 9/25/24 (c)	51	50
Verus Securitization Trust
1.03%, 2/25/66 (a)(c)	628	532
VOLT XCIII LLC
1.89%, 2/27/51 (c)	831	752
VOLT XCIV LLC
2.24%, 2/27/51 (c)	974	916
VOLT XCIX LLC
2.12%, 4/25/51 (c)	1,269	1,163
VOLT XCVI LLC
2.12%, 3/27/51 (c)	898	847
		48,818
Municipal Bond (0.0%) (b)
Golden State Tobacco Securitization Corp., CA
1.85%, 6/1/31	190	189
Sovereign (0.4%)
Korea National Oil Corp.
0.88%, 10/5/25 (c)	1,680	1,518
Supranational (0.4%)
Corp. Andina de Fomento
1.63%, 9/23/25	1,750	1,624
U.S. Treasury Security (2.6%)
U.S. Treasury Notes 4.50%, 11/30/24	10,350	10,392
Total Fixed Income Securities (Cost $420,783)		396,785
	Shares
Short-Term Investments (1.4%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $4,018)	4,017,892	4,018

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill 5.01%, 11/30/23 (e) (Cost $1,481)	$1,530	$1,485
Total Short-Term Investments (Cost $5,499)		5,503
Total Investments (99.5%) (Cost $426,282) (f)(g)		402,288
Other Assets in Excess of Liabilities (0.5%)		1,842
Net Assets (100.0%)		$404,130

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Amount is less than 0.05%.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(e)  Rate shown is the yield to maturity at March 31, 2023.

(f)  Securities are available for collateral in connection with futures contracts.

(g)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,487,000 and the aggregate gross unrealized depreciation is approximately $25,245,000 resulting in net unrealized depreciation of approximately $23,758,000.

@  Value is less than $500.

CLO  Collateralized Loan Obligation.

CMT  Constant Maturity Treasury Note Rate.

LIBOR  London Interbank Offered Rate.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	547	Jun-23	$109,400	$112,930	$1,248
Short:
U.S. Treasury 5 yr. Note (United States)	348	Jun-23	(34,800)	(38,109)	(747)
U.S. Treasury 10 yr. Note (United States)	79	Jun-23	(7,900)	(9,079)	(265)
					$236

Portfolio Composition

Classification	Percentage of Total Investments
Finance	31.5%
Industrials	26.5
Asset-Backed Securities	16.6
Mortgages — Other	12.1
Other*	7.8
Commercial Mortgage-Backed Securities	5.5
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $160,118,000 and net unrealized appreciation of approximately $236,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $422,264)	$398,270
Investment in Security of Affiliated Issuer, at Value (Cost $4,018)	4,018
Total Investments in Securities, at Value (Cost $426,282)	402,288
Cash	2
Interest and Paydown Receivable	2,242
Receivable for Fund Shares Sold	142
Receivable from Affiliate	11
Other Assets	117
Total Assets	404,802
Liabilities:
Payable for Fund Shares Redeemed	307
Payable for Sub Transfer Agency Fees — Class I	27
Payable for Sub Transfer Agency Fees — Class A	31
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	56
Payable for Shareholder Services Fees — Class A	47
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Advisory Fees	40
Payable for Trustees' Fees and Expenses	38
Payable for Variation Margin on Futures Contracts	29
Payable for Administration Fees	28
Payable for Custodian Fees	6
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	59
Total Liabilities	672
Net Assets	$404,130
Net Assets Consist of:
Paid-in-Capital	$430,011
Total Accumulated Loss	(25,881)
Net Assets	$404,130

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2023 (000)
CLASS I:
Net Assets	$180,468
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	22,947,277
Net Asset Value, Offering and Redemption Price Per Share	$7.86
CLASS A:
Net Assets	$218,915
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	27,759,549
Net Asset Value, Redemption Price Per Share	$7.89
Maximum Sales Load	2.25%
Maximum Sales Charge	$0.18
Maximum Offering Price Per Share	$8.07
CLASS L:
Net Assets	$973
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	123,716
Net Asset Value, Offering and Redemption Price Per Share	$7.86
CLASS C:
Net Assets	$3,763
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	480,475
Net Asset Value, Offering and Redemption Price Per Share	$7.83
CLASS R6:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,414
Net Asset Value, Offering and Redemption Price Per Share	$7.87

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$5,674
Dividends from Security of Affiliated Issuer (Note G)	106
Total Investment Income	5,780
Expenses:
Advisory Fees (Note B)	404
Shareholder Services Fees — Class A (Note D)	280
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	19
Administration Fees (Note C)	162
Sub Transfer Agency Fees — Class I	68
Sub Transfer Agency Fees — Class A	75
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Professional Fees	82
Registration Fees	46
Pricing Fees	19
Custodian Fees (Note F)	14
Shareholder Reporting Fees	10
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Trustees' Fees and Expenses	7
Other Expenses	15
Total Expenses	1,213
Waiver of Advisory Fees (Note B)	(253)
Reimbursement of Class Specific Expenses — Class I (Note B)	(27)
Reimbursement of Class Specific Expenses — Class A (Note B)	(22)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	902
Net Investment Income	4,878
Realized Gain (Loss):
Investments Sold	(2,405)
Futures Contracts	654
Net Realized Loss	(1,751)
Change in Unrealized Appreciation (Depreciation):
Investments	9,372
Foreign Currency Translation	— @
Futures Contracts	(1,420)
Net Change in Unrealized Appreciation (Depreciation)	7,952
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	6,201
Net Increase in Net Assets Resulting from Operations	$11,079

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,878	$6,204
Net Realized Gain (Loss)	(1,751)	524
Net Change in Unrealized Appreciation (Depreciation)	7,952	(33,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,079	(26,969)
Dividends and Distributions to Shareholders:
Class I	(2,377)	(2,861)
Class A	(2,792)	(3,120)
Class L	(11)	(9)
Class C	(32)	(16)
Class R6*	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(5,212)	(6,006)
Capital Share Transactions:(1)
Class I:
Subscribed	45,924	103,422
Distributions Reinvested	2,376	2,861
Redeemed	(48,520)	(169,590)
Class A:
Subscribed	25,565	138,289
Distributions Reinvested	2,776	3,110
Redeemed	(42,489)	(213,622)
Class L:
Exchanged	29	343
Distributions Reinvested	11	9
Redeemed	(55)	(117)
Class C:
Subscribed	853	6,127
Distributions Reinvested	32	16
Redeemed	(819)	(4,918)
Class R6:*
Distributions Reinvested	— @	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,317)	(134,070)
Total Decrease in Net Assets	(8,450)	(167,045)
Net Assets:
Beginning of Period	412,580	579,625
End of Period	$404,130	$412,580

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,900	12,879
Shares Issued on Distributions Reinvested	306	355
Shares Redeemed	(6,258)	(20,928)
Net Decrease in Class I Shares Outstanding	(52)	(7,694)
Class A:
Shares Subscribed	3,283	17,097
Shares Issued on Distributions Reinvested	357	385
Shares Redeemed	(5,460)	(26,278)
Net Decrease in Class A Shares Outstanding	(1,820)	(8,796)
Class L:
Shares Exchanged	4	42
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(7)	(14)
Net Increase (Decrease) in Class L Shares Outstanding	(2)	29
Class C:
Shares Subscribed	111	753
Shares Issued on Distributions Reinvested	4	2
Shares Redeemed	(106)	(605)
Net Increase in Class C Shares Outstanding	9	150
Class R6:*
Shares Issued on Distributions Reinvested	— @@	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.75		$8.33		$8.31		$8.24		$8.13		$8.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.12		0.10		0.17		0.21		0.17
Net Realized and Unrealized Gain (Loss)	0.12		(0.58)		0.03		0.09		0.10		(0.03)
Total from Investment Operations	0.22		(0.46)		0.13		0.26		0.31		0.14
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.12)		(0.11)		(0.19)		(0.20)		(0.16)
Net Realized Gain	(0.01)		—		—		—		—		—
Total Distributions	(0.11)		(0.12)		(0.11)		(0.19)		(0.20)		(0.16)
Net Asset Value, End of Period	$7.86		$7.75		$8.33		$8.31		$8.24		$8.13
Total Return(2)	2.81	%(7)	(5.62)%		1.57%		3.20%		3.93	%(3)	1.79	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$180,468		$178,175		$255,659		$233,816		$174,909		$118,810
Ratio of Expenses Before Expense Limitation	0.46	%(8)	0.44%		0.45%		0.53%		0.49%		0.50%
Ratio of Expenses After Expense Limitation	0.30	%(5)(8)	0.30	%(5)	0.30	%(5)	0.29	%(5)	0.30	%(5)	0.28	%(5)
Ratio of Net Investment Income	2.57	%(5)(8)	1.48	%(5)	1.25	%(5)	2.12	%(5)	2.55	%(5)	2.13	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	53%		53%		74%		64%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 3.80%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.54%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.77		$8.35		$8.34		$8.26		$8.15		$8.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.10		0.08		0.15		0.19		0.15
Net Realized and Unrealized Gain (Loss)	0.13		(0.59)		0.02		0.10		0.10		(0.03)
Total from Investment Operations	0.22		(0.49)		0.10		0.25		0.29		0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.09)		(0.09)		(0.17)		(0.18)		(0.14)
Net Realized Gain	(0.01)		—		—		—		—		—
Total Distributions	(0.10)		(0.09)		(0.09)		(0.17)		(0.18)		(0.14)
Net Asset Value, End of Period	$7.89		$7.77		$8.35		$8.34		$8.26		$8.15
Total Return(2)	2.80	%(7)	(5.85)%		1.20%		3.06%		3.66	%(3)	1.51	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$218,915		$229,782		$320,477		$148,771		$83,111		$68,517
Ratio of Expenses Before Expense Limitation	0.69	%(8)	0.68%		0.69%		0.77%		0.76%		0.80%
Ratio of Expenses After Expense Limitation	0.55	%(5)(8)	0.55	%(5)	0.55	%(5)	0.54	%(5)	0.55	%(5)	0.55	%(5)
Ratio of Net Investment Income	2.31	%(5)(8)	1.22	%(5)	0.98	%(5)	1.84	%(5)	2.30	%(5)	1.85	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	53%		53%		74%		64%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 3.53%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.26%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.74		$8.33		$8.31		$8.24		$8.12		$8.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.08		0.06		0.13		0.17		0.13
Net Realized and Unrealized Gain (Loss)	0.13		(0.59)		0.03		0.09		0.11		(0.04)
Total from Investment Operations	0.21		(0.51)		0.09		0.22		0.28		0.09
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.08)		(0.07)		(0.15)		(0.16)		(0.12)
Net Realized Gain	(0.01)		—		—		—		—		—
Total Distributions	(0.09)		(0.08)		(0.07)		(0.15)		(0.16)		(0.12)
Net Asset Value, End of Period	$7.86		$7.74		$8.33		$8.31		$8.24		$8.12
Total Return(2)	2.69	%(7)	(6.21)%		1.06%		2.69%		3.52	%(3)	1.14	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$973		$973		$808		$829		$795		$382
Ratio of Expenses Before Expense Limitation	1.16	%(8)	1.15%		1.17%		1.26%		1.25%		1.52%
Ratio of Expenses After Expense Limitation	0.80	%(5)(8)	0.80	%(5)	0.80	%(5)	0.79	%(5)	0.80	%(5)	0.80	%(5)
Ratio of Net Investment Income	2.06	%(5)(8)	1.00	%(5)	0.76	%(5)	1.64	%(5)	2.07	%(5)	1.61	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	53%		53%		74%		64%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 3.39%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.89%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Short Duration Income Portfolio

	Class C
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.72		$8.29		$8.29		$8.22		$8.10		$8.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.04		0.01		0.09		0.13		0.09
Net Realized and Unrealized Gain (Loss)	0.12		(0.57)		0.02		0.09		0.11		(0.04)
Total from Investment Operations	0.18		(0.53)		0.03		0.18		0.24		0.05
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.04)		(0.03)		(0.11)		(0.12)		(0.08)
Net Realized Gain	(0.01)		—		—		—		—		—
Total Distributions	(0.07)		(0.04)		(0.03)		(0.11)		(0.12)		(0.08)
Net Asset Value, End of Period	$7.83		$7.72		$8.29		$8.29		$8.22		$8.10
Total Return(2)	2.31	%(7)	(6.46)%		0.41%		2.16%		3.01	%(3)	0.64	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,763		$3,639		$2,670		$37		$36		$52
Ratio of Expenses Before Expense Limitation	1.52	%(8)	1.52%		1.72%		7.65%		6.34%		5.69%
Ratio of Expenses After Expense Limitation	1.30	%(5)(8)	1.30	%(5)	1.30	%(5)	1.29	%(5)	1.30	%(5)	1.30	%(5)
Ratio of Net Investment Income	1.56	%(5)(8)	0.53	%(5)	0.17	%(5)	1.14	%(5)	1.55	%(5)	1.11	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	53%		53%		74%		64%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 2.88%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.39%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Short Duration Income Portfolio

	Class R6(1)
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.75		$8.34		$8.32		$8.24		$8.13		$8.15
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.12		0.11		0.18		0.21		0.18
Net Realized and Unrealized Gain (Loss)	0.13		(0.59)		0.02		0.09		0.11		(0.03)
Total from Investment Operations	0.23		(0.47)		0.13		0.27		0.32		0.15
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.12)		(0.11)		(0.19)		(0.21)		(0.17)
Net Realized Gain	(0.01)		—		—		—		—		—
Total Distributions	(0.11)		(0.12)		(0.11)		(0.19)		(0.21)		(0.17)
Net Asset Value, End of Period	$7.87		$7.75		$8.34		$8.32		$8.24		$8.13
Total Return(3)	2.96	%(8)	(5.69)%		1.62%		3.37%		3.98	%(4)	1.83	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11		$11		$14		$16		$11
Ratio of Expenses Before Expense Limitation	19.42	%(9)	19.49%		19.98%		12.15%		17.44%		18.54%
Ratio of Expenses After Expense Limitation	0.25	%(6)(9)	0.25	%(6)	0.24	%(6)	0.24	%(6)	0.24	%(6)	0.25	%(6)
Ratio of Net Investment Income	2.61	%(6)(9)	1.54	%(6)	1.32	%(6)	2.21	%(6)	2.61	%(6)	2.16	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	11	%(8)	53%		53%		74%		64%		40%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class R6 shares would have been approximately 3.85%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class R6 shares would have been approximately 1.58%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund has suspended offering Class L and Class C shares to all investors. Class L and Class C shareholders of the Fund do not have the option of purchasing additional Class L and Class C shares, respectively. However, existing Class L and Class C shareholders may invest in additional Class L and Class C shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$473	$—	$473
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed)	—	79	—	79
Agency Fixed Rate Mortgages	—	447	—	447
Asset-Backed Securities	—	66,830	—	66,830
Collateralized Mortgage Obligations — Agency Collateral Series	—	934	—	934
Commercial Mortgage-Backed Securities	—	22,125	—	22,125
Corporate Bonds	—	243,356	—	243,356
Mortgages — Other	—	48,818	—	48,818
Municipal Bond	—	189	—	189
Sovereign	—	1,518	—	1,518
Supranational	—	1,624	—	1,624
U.S. Treasury Security	—	10,392	—	10,392
Total Fixed Income Securities	—	396,785	—	396,785
Short-Term Investments
Investment Company	4,018	—	—	4,018
U.S. Treasury Security	—	1,485	—	1,485
Total Short-Term Investments	4,018	1,485	—	5,503
Futures Contract	1,248	—	—	1,248
Total Assets	5,266	398,270	—	403,536
Liabilities:
Futures Contracts	(1,012)	—	—	(1,012)
Total	$4,254	$398,270	$—	$402,524

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2023:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$1,248	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(1,012	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Value	Type (000)
Interest Rate Risk	Futures Contracts	$654
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(1,420)

For the six months ended March 31, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$131,288,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2023, approximately $253,000 of advisory fees were waived and approximately $53,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2023, EVM earned $0 for providing such services.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $28,122,000 and $50,486,000, respectively. For the six months ended March 31, 2023, purchases and sales of long-term U.S. Government securities were approximately $17,142,000 and $7,750,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2023, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2023 is as follows:

Affiliated Investment Company	Value September 30, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,373	$70,876	$76,231	$106
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2023 (000)
Liquidity Funds	$—	$—	$4,018

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2023, included in "Trustees' Fees and Expenses" in the Statement of Operations amounted to approximately $2,000. At March 31, 2023, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company ("RIC") and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From: Ordinary Income (000)	2021 Distributions Paid From: Ordinary Income (000)
$6,006	$5,705

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,192	$449

During the year ended September 30, 2022, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $739,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.5%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

L. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund's investments may be so-called "tough legacy" LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate ("SOFR") for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as "synthetic LIBOR"), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund's investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

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How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
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Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
5647277 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Liquidity Risk Management Program	19
U.S. Customer Privacy Notice	20
Trustees and Officers Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Expense Example

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$1,021.50	$1,023.68	$1.26	$1.26	0.25%
Ultra-Short Income Portfolio Institutional Class	1,000.00	1,022.30	1,023.44	1.51	1.51	0.30
Ultra-Short Income Portfolio Class A	1,000.00	1,021.00	1,023.19	1.76	1.77	0.35

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182***/365 (to reflect the most recent one-half year period).

**  Annualized.

***  Adjusted to reflect non-business days accruals.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (8.3%)
Domestic Banks (2.3%)
Bank of America NA
4.85%, 4/3/23	$100,000	$100,000
Citibank NA
3.85%, 7/28/23	150,000	149,173
		249,173
International Banks (6.0%)
National Bank of Kuwait Sakp,
5.75%, 1/19/24	150,000	150,116
5.95%, 12/14/23	200,000	200,360
Natixis SA
5.29%, 12/13/23	10,000	9,992
Sumitomo Mitsui Banking Corp.
2.70%, 4/26/23	125,000	124,798
Svenska Handelsbanken AB
3.91%, 7/19/23	71,000	70,700
Toronto-Dominion Bank
2.61%, 5/22/23	90,000	89,686
Westpac Banking Corp.
5.58%, 3/8/24	4,310	4,321
		649,973
Total Certificates of Deposit (Cost $900,317)		899,146
Commercial Paper (a) (44.0%)
Asset-Backed Diversified Financial Services (5.0%)
Atlantic Asset Securitization LLC
5.44%, 6/12/23	40,000	39,558
Barton Capital SA
5.15%, 5/2/23	50,000	49,779
Collateralized Commercial Paper FLEX Co. LLC
5.25%, 10/23/23 (b)	60,000	59,904
LMA-Americas LLC,
5.27%, 6/22/23	35,000	34,559
5.37%, 5/23/23	50,000	49,605
5.44%, 7/6/23	75,000	73,890
5.49%, 7/25/23	40,000	39,289
5.60%, 6/20/23 - 6/23/23	75,000	74,067
5.61%, 6/26/23	25,000	24,669
5.68%, 7/21/23	15,663	15,394
5.79%, 9/18/23	85,000	82,737
Pacific Life Short Term Funding LLC
5.22%, 7/17/23	100	98
Starbird Funding Corp.
5.18%, 6/20/23	2,000	1,977
		545,526
Automobile (3.6%)
American Honda Finance Corp.,
5.11%, 5/5/23	3,000	2,984
6.05%, 6/21/23 - 6/22/23	97,000	95,766
Mercedes-Benz Finance North America LLC,
5.30%, 5/1/23	72,550	72,235
5.51%, 5/2/23 (b)	200,000	199,101
	Face Amount (000)	Value (000)
Toyota Credit de Puerto Rico Corp.
5.48%, 10/5/23	$22,000	$21,398
		391,484
Chemicals (2.0%)
BASF SE,
5.65%, 11/20/23 - 11/21/23	187,000	180,440
5.85%, 12/6/23	25,000	24,063
EIDP, Inc.
6.01%, 12/4/23 (c)	15,000	14,418
		218,921
Communications (1.9%)
AT&T, Inc.,
5.76%, 12/19/23	82,000	78,610
5.88%, 2/23/24	21,625	20,505
6.02%, 3/19/24	15,000	14,163
Walt Disney Co.
5.79%, 3/26/24	95,000	90,004
		203,282
Diversified Financial Services (2.2%)
PSP Capital, Inc.,
4.06%, 8/16/23	150,000	147,010
4.09%, 8/17/23	96,000	94,070
		241,080
Domestic Banks (5.1%)
HSBC USA, Inc.,
3.41%, 6/9/23	152,500	151,011
4.23%, 8/4/23	110,000	108,003
4.26%, 7/6/23	22,500	22,189
4.41%, 8/11/23	18,000	17,654
5.75%, 7/14/23	31,160	30,692
5.93%, 1/12/24	50,000	47,889
6.07%, 12/15/23	75,000	72,146
6.09%, 12/8/23	74,000	71,258
6.10%, 11/14/23	25,000	24,160
6.16%, 3/1/24	14,500	13,780
		558,782
Finance (5.3%)
Barclays Capital, Inc.,
4.23%, 7/19/23	67,500	66,400
5.76%, 12/19/23	100,000	96,151
5.81%, 12/28/23	100,000	96,023
5.83%, 12/18/23	32,000	30,773
5.95%, 11/22/23	75,000	72,401
CDP Financial, Inc.,
3.92%, 6/22/23	90,000	88,936
3.93%, 6/21/23	65,000	64,241
4.13%, 8/21/23	50,000	48,955
Citigroup Global Markets, Inc.,
4.06%, 5/17/23	1,000	993
5.55%, 12/14/23	9,350	8,995
		573,868

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Health Care Services (5.8%)
Catholic Health Initiatives
5.52%, 6/15/23	$50,000	$49,437
Catholic Health Initiatives,
5.52%, 7/6/23	25,000	24,638
5.79%, 9/18/23	20,000	19,475
UnitedHealth Group, Inc.,
5.08%, 4/3/23	344,500	344,359
5.54%, 6/15/23	200,000	197,743
		635,652
Industrials (1.8%)
Procter & Gamble Co.,
5.31%, 9/18/23 (b)	100,000	97,460
5.31%, 9/21/23	100,000	97,413
		194,873
Insurance (0.8%)
Marsh & McLennan Cos., Inc.
5.58%, 9/5/23	79,000	77,041
Pricoa Short Term Funding LLC
4.17%, 7/13/23	5,000	4,924
		81,965
International Banks (10.5%)
Barclays Bank PLC,
2.60%, 4/20/23 (b)	100,000	99,882
5.25%, 8/10/23 (b)	7,250	7,108
5.55%, 6/23/23 (b)	20,000	19,754
BPCE SA
5.53%, 9/8/23	45,000	43,962
Landesbank Baden-Wuerttemberg
4.89%, 4/4/23	450,000	449,760
Lloyds Bank PLC
5.44%, 10/3/23	75,000	72,953
Macquarie Bank Ltd.
5.49%, 10/4/23 (b)	85,000	82,689
NRW Bank
4.84%, 4/4/23	171,000	170,909
Societe Generale SA,
5.69%, 2/26/24 (b)	15,000	14,272
5.90%, 11/10/23 (b)	160,000	154,608
Sumitomo Mitsui Banking Corp.
5.60%, 1/5/24	16,000	15,356
Toronto-Dominion Bank
5.61%, 9/29/23	10,000	9,738
		1,140,991
Total Commercial Paper (Cost $4,791,334)		4,786,424
Corporate Bonds (1.3%)
Automobile (0.1%)
Mercedes-Benz Finance North America LLC
3.70%, 5/4/23 (b)	7,000	6,992
		6,992
	Face Amount (000)	Value (000)
Insurance (0.7%)
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24 (c)	$78,250	$77,169
		77,169
International Banks (0.5%)
Banque Federative du Credit Mutuel SA
3.75%, 7/20/23 (b)	3,000	2,978
Credit Industriel ET Commercial
0.00%, 2/1/24	60,000	57,413
UBS AG
0.38%, 6/1/23 (b)	1,275	1,265
		61,656
Total Corporate Bonds (Cost $145,829)		145,817
Floating Rate Notes (d) (36.8%)
Asset-Backed Diversified Financial Services (0.5%)
Fairway Finance Co. LLC, SOFR + 0.73%
5.55%, 6/15/23 (b)	50,000	50,056
		50,056
Automobile (2.3%)
Toyota Motor Credit Corp.,
MTN
SOFR + 0.38%, 5.18%, 2/22/24	125,000	124,722
SOFR + 0.75%, 5.57%, 12/11/23	123,360	123,383
		248,105
Diversified Financial Services (0.5%)
Mizuho Markets Cayman LP, MTN, SOFR + 0.52%
5.16%, 12/22/23 (b)	50,000	50,074
Domestic Banks (2.4%)
Bank of America NA
5.57%, 8/4/23	95,000	95,158
Bank of America Securities, Inc.
5.65%, 10/20/23	125,000	125,275
Citibank NA, SOFR + 0.63%
5.45%, 9/26/23	36,000	36,047
		256,480
Finance (0.8%)
American Express Co., SOFR + 0.23%
4.92%, 11/3/23	15,999	15,914
CDP Financial, Inc., SOFR + 0.80%
5.63%, 11/1/23 (b)	50,000	50,096
Thunder Bay Funding LLC, SOFR + 0.42%
5.25%, 9/27/23 (b)	27,000	26,999
		93,009
Industrials (0.4%)
Siemens Financieringsmaatschappij NV, SOFR + 0.43%
5.24%, 3/11/24 (b)	45,700	45,618
		45,618

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (29.9%)
Bank of Montreal,
SOFR + 0.35%, 5.15%, 12/8/23	$52,177	$51,961
MTN
SOFR + 0.71%, 5.51%, 3/8/24	23,600	23,549
SOFR + 0.75%, 5.57%, 12/1/23	200,000	200,364
SOFR + 0.80%, 5.62%, 11/7/23	75,500	75,642
Bank of Nova Scotia,
SOFR + 0.75%, 5.57%, 12/4/23	94,000	94,177
MTN
SOFR + 0.96%, 5.77%, 3/11/24	15,882	15,919
Barclays Bank PLC,
5.57%, 10/4/23 - 10/5/23 (b)	75,000	75,105
BNZ International Funding Ltd., SOFR + 0.72%
5.27%, 7/12/23 (b)	75,000	75,098
BPCE SA,
SOFR + 0.65%, 5.47%, 9/13/23 (b)	246,000	246,269
5.50%, 9/1/23 (b)	115,000	115,149
Canadian Imperial Bank of Commerce,
SOFR + 0.40%, 5.21%, 12/14/23	29,056	28,980
SOFR + 0.74%, 5.56%, 8/3/23	19,000	19,032
DNB Bank ASA, SOFR + 0.70%
5.52%, 7/27/23 (b)	25,000	25,041
Macquarie Bank Ltd.,
SOFR + 0.65%, 5.48%, 6/21/23 (b)	75,000	75,078
SOFR + 0.77%, 5.60%, 8/2/23 (b)	148,000	148,253
SOFR + 0.78%, 5.61%, 8/4/23 (b)	195,000	195,341
Royal Bank of Canada,
Series G
SOFR + 0.30%, 4.91%, 1/19/24	1,045	1,038
MTN
SOFR + 0.45%, 5.10%, 10/26/23	33,889	33,839
SOFR + 0.72%, 5.54%, 12/7/23 (b)	50,000	50,094
SOFR + 0.75%, 5.57%, 11/29/23 (b)	100,000	100,206
Skandinaviska Enskilda Banken AB,
SOFR + 0.69%, 5.51%, 8/16/23	150,000	150,198
SOFR + 0.70%, 5.53%, 8/11/23 (b)	250,000	250,335
Societe Generale SA,
SOFR + 0.82%, 5.64%, 12/11/23 (b)	22,000	22,044
SOFR + 0.90%, 5.72%, 11/20/23 (b)	90,000	90,216
Sumitomo Mitsui Banking Corp.,
SOFR + 0.59%, 5.42%, 9/22/23	18,000	18,008
SOFR + 0.60%, 5.43%, 12/5/23	125,000	125,039
SOFR + 0.80%, 5.63%, 8/1/23	20,000	20,029
SOFR + 0.92%, 5.75%, 11/30/23	150,000	150,367
SOFR + 0.95%, 5.78%, 10/25/23	101,000	101,236
Svenska Handelsbanken,
SOFR + 0.72%, 5.54%, 12/5/23	180,000	180,270
SOFR + 0.75%, 5.57%, 8/2/23	40,000	40,072
Swedbank AB, SOFR + 0.70%
5.52%, 7/14/23	27,500	27,535
Toronto-Dominion Bank,
SOFR + 0.36%, 5.14%, 3/4/24	89,500	89,003
	Face Amount (000)	Value (000)
MTN
SOFR + 0.45%, 5.30%, 9/28/23	$3,225	$3,223
SOFR + 0.91%, 5.71%, 3/8/24	2,750	2,752
UBS AG,
SOFR + 0.82%, 5.41%, 10/17/23 (b)	96,000	96,112
SOFR + 0.64%, 5.47%, 6/21/23 (b)	190,000	190,003
Westpac Banking Corp., SOFR + 0.72%
5.54%, 8/4/23 (b)	48,500	48,575
		3,255,152
Total Floating Rate Notes (Cost $3,994,445)		3,998,494
Repurchase Agreements (10.0%)
Bank of America Securities, Inc. (5.27% (d), dated 1/27/23, due 6/29/23; proceeds $224,927; fully collateralized by various Common Stocks and Preferred Stocks; valued at $231,000) (Demand 4/3/23) (e)	220,000	220,000
BMO Capital Markets Corp (4.92%, dated 3/31/23, due 4/3/23; proceeds $1,000; fully collateralized by various U.S. Government agency security, 2.50% - 4.50% due 8/1/48 - 6/1/51 and Corporate Bonds, 1.50% - 4.30% due 2/11/25 - 3/15/28 valued at $2,086)	1,000	1,000
BNP Paribas (5.03% (d), dated 6/9/22, due 4/10/23; proceeds $239,159; fully collateralized by various Corporate Bonds, 1.15% - 11.50% due 4/15/24 - 12/15/86; valued at $243,501) (Demand 04/3/23) (e)	230,000	230,000
Citigroup Global Markets (5.45% (d), dated 11/14/22, due 7/5/23; proceeds $207,055; fully collateralized by various Corporate Bonds, 3.00% - 13.38% due 5/22/23 - 10/1/46; valued at $212,008) (Demand 4/3/23) (e)	200,000	200,000
JP Morgan Securities LLC (5.07% (d), dated 11/17/21, due 4/10/23; proceeds $75,018; fully collateralized by Various Common Stocks and Preferred Stocks and Convertables Bonds, 3.38% due 08/15/26; valued at $74,328) (Demand 04/3/23) (e)	70,000	70,000
JP Morgan Securities LLC (5.27% (d), dated 1/5/23, due 6/29/23; proceeds $297,429; fully collateralized by various Corporate Bonds, 0.30% - 13.50% due 4/29/23 - 1/15/83; valued at $308,674) (Demand 4/3/23) (e)	290,000	290,000
Pershing LLC (5.13%, dated 3/31/23, due 4/3/23; proceeds $25,011; fully collateralized by various Corporate Bonds; 0.63% - 7.83% due 4/28/23 - 11/1/66; valued at $26,348) (e)	25,000	25,000
Societe Generale (4.97%, dated 3/31/23, due 4/3/23; proceeds $1,169; fully collateralized by various Corporate Bonds, 5.75% - 8.50% due 3/1/27 - 2/15/30; valued at $1,060)	1,000	1,000
Wells Fargo Securities LLC (5.47%, dated 3/10/23, due 6/7/23; proceeds $59,527; fully collateralized by various Common Stocks and Preferred Stocks valued at $52,500) (e)	50,000	50,000
Total Repurchase Agreements (Cost $1,087,000)		1,087,000
Total Investments (100.4%) (Cost $10,918,925) (f)(g)		10,916,881
Liabilities in Excess of Other Assets (–0.4%)		(48,757)
Net Assets (100.0%)		$10,868,124

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,481,000 and the aggregate gross unrealized depreciation is approximately $8,525,000, resulting in net unrealized depreciation of approximately $2,044,000.

MTN  Medium Term Note.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	43.9%
Floating Rate Notes	36.6
Repurchase Agreements	10.0
Certificates of Deposit	8.2
Other*	1.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,918,925, including value of repurchases agreements of $1,087,000)	$10,916,881
Cash	2,770
Receivable for Fund Shares Sold	47,833
Interest Receivable	39,055
Other Assets	1,399
Total Assets	11,007,938
Liabilities:
Payable for Investments Purchased	91,730
Payable for Fund Shares Redeemed	35,385
Dividends Payable	6,510
Payable for Advisory Fees	4,307
Payable for Administration Fees	824
Payable for Shareholder Services Fees — Institutional Class	68
Payable for Shareholder Services Fees — Class A	439
Payable for Custodian Fees	65
Payable for Professional Fees	27
Payable for Transfer Agency Fees — Class IR	4
Payable for Transfer Agency Fees — Institutional Class	2
Payable for Transfer Agency Fees — Class A	2
Other Liabilities	451
Total Liabilities	139,814
Net Assets	$10,868,124
Net Assets Consist of:
Paid-in-Capital	$10,933,156
Total Accumulated Loss	(65,032)
Net Assets	$10,868,124
CLASS IR:
Net Assets	$4,684,659
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	469,648,520
Net Asset Value, Offering and Redemption Price Per Share	$9.97
INSTITUTIONAL CLASS:
Net Assets	$1,419,921
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	142,333,715
Net Asset Value, Offering and Redemption Price Per Share	$9.98
CLASS A:
Net Assets	$4,763,544
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	477,630,517
Net Asset Value, Offering and Redemption Price Per Share	$9.97

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$259,340
Expenses:
Advisory Fees (Note B)	11,418
Shareholder Services Fees — Institutional Class (Note D)	437
Shareholder Services Fees — Class A (Note D)	5,738
Administration Fees (Note C)	4,567
Registration Fees	474
Custodian Fees (Note F)	99
Trustees' Fees and Expenses	82
Professional Fees	61
Transfer Agency Fees — Class IR (Note E)	16
Transfer Agency Fees — Institutional Class (Note E)	7
Transfer Agency Fees — Class A (Note E)	6
Shareholder Reporting Fees	24
Pricing Fees	13
Other Expenses	156
Total Expenses	23,098
Waiver of Advisory Fees (Note B)	(2,622)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(16)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(7)
Waiver of Shareholder Services Fees — Class A (Note D)	(3,443)
Net Expenses	17,010
Net Investment Income	242,330
Realized Loss:
Investments Sold	(445)
Change in Unrealized Appreciation (Depreciation):
Investments	9,603
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	9,158
Net Increase in Net Assets Resulting from Operations	$251,488

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$242,330	$90,977
Net Realized Gain (Loss)	(445)	235
Net Change in Unrealized Appreciation (Depreciation)	9,603	(14,783)
Net Increase in Net Assets Resulting from Operations	251,488	76,429
Dividends and Distributions to Shareholders:
Class IR	(109,169)	(40,463)
Institutional Class	(36,576)	(15,723)
Class A	(96,585)	(34,791)
Total Dividends and Distributions to Shareholders	(242,330)	(90,977)
Capital Share Transactions:(1)
Class IR:
Subscribed	3,544,776	7,214,321
Distributions Reinvested	84,143	30,579
Redeemed	(3,894,546)	(7,307,703)
Institutional Class:
Subscribed	590,873	2,043,532
Distributions Reinvested	36,531	15,376
Redeemed	(1,215,496)	(1,884,107)
Class A:
Subscribed	2,396,819	2,260,850
Distributions Reinvested	96,036	34,037
Redeemed	(2,184,052)	(3,810,471)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(544,916)	(1,403,586)
Total Decrease in Net Assets	(535,758)	(1,418,134)
Net Assets:
Beginning of Period	11,403,882	12,822,016
End of Period	$10,868,124	$11,403,882
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	355,431	723,399
Shares Issued on Distributions Reinvested	8,439	3,067
Shares Redeemed	(390,444)	(732,632)
Net Decrease in Class IR Shares Outstanding	(26,574)	(6,166)
Institutional Class:
Shares Subscribed	59,201	204,843
Shares Issued on Distributions Reinvested	3,662	1,542
Shares Redeemed	(121,834)	(188,909)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(58,971)	17,476
Class A:
Shares Subscribed	240,338	226,710
Shares Issued on Distributions Reinvested	9,632	3,414
Shares Redeemed	(218,994)	(382,083)
Net Increase (Decrease) in Class A Shares Outstanding	30,976	(151,959)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.97		$9.98	$9.99	$10.02	$10.01	$10.01
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.10	0.02	0.13	0.25	0.19
Net Realized and Unrealized Gain (Loss)	0.00	(2)	(0.02)	(0.01)	(0.03)	0.01	(0.01)
Total from Investment Operations	0.21		0.08	0.01	0.10	0.26	0.18
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.09)	(0.02)	(0.13)	(0.25)	(0.18)
Net Realized Gain	—		—	—	—	—	(0.00	)(2)
Total Distributions	(0.21)		(0.09)	(0.02)	(0.13)	(0.25)	(0.18)
Net Asset Value, End of Period	$9.97		$9.97	$9.98	$9.99	$10.02	$10.01
Total Return(3)	2.15	%(4)	0.79%	0.10%	1.03%	2.68%	1.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,684,659		$4,945,966	$5,014,307	$5,388,750	$4,765,201	$1,840,647
Ratio of Expenses Before Expense Limitation	0.30	%(5)	0.29%	0.30%	0.31%	0.30%	0.30%
Ratio of Expenses After Expense Limitation	0.25	%(5)	0.20%	0.18%	0.24%	0.24%	0.23%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	0.24%	0.24%	N/A
Ratio of Net Investment Income	4.30	%(5)	0.96%	0.21%	1.34%	2.53%	1.86%
Portfolio Turnover Rate	N/A(6)		N/A(6)	N/A(6)	N/A(6)	N/A(6)	N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.97		$9.98	$9.99	$10.02	$10.01	$10.01
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.08	0.02	0.14	0.25	0.18
Net Realized and Unrealized Gain (Loss)	0.01		(0.01)	(0.01)	(0.04)	0.01	0.00	(2)
Total from Investment Operations	0.22		0.07	0.01	0.10	0.26	0.18
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.08)	(0.02)	(0.13)	(0.25)	(0.18)
Net Realized Gain	—		—	—	—	—	(0.00	)(2)
Total Distributions	(0.21)		(0.08)	(0.02)	(0.13)	(0.25)	(0.18)
Net Asset Value, End of Period	$9.98		$9.97	$9.98	$9.99	$10.02	$10.01
Total Return(3)	2.23	%(4)	0.74%	0.05%	0.98%	2.62%	1.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,419,921		$2,006,592	$1,834,410	$2,544,657	$3,085,210	$2,722,775
Ratio of Expenses Before Expense Limitation	0.35	%(5)	0.34%	0.35%	0.36%	0.34%	0.35%
Ratio of Expenses After Expense Limitation	0.30	%(5)	0.25%	0.23%	0.29%	0.29%	0.28%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	0.29%	0.29%	N/A
Ratio of Net Investment Income	4.18	%(5)	0.79%	0.16%	1.39%	2.48%	1.84%
Portfolio Turnover Rate	N/A(6)		N/A(6)	N/A(6)	N/A(6)	N/A(6)	N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2022	2021		2020	2019	2018
Net Asset Value, Beginning of Period	$9.97		$9.98	$9.99		$10.02	$10.01	$10.01
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.07	0.01		0.12	0.23	0.17
Net Realized and Unrealized Gain (Loss)	(0.00	)(2)	0.00 (2)	(0.01)		(0.04)	0.01	(0.01)
Total from Investment Operations	0.21		0.07	(0.00	)(2)	0.08	0.24	0.16
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.08)	(0.01)		(0.11)	(0.23)	(0.16)
Net Realized Gain	—		—	—		—	—	(0.00	)(2)
Total Distributions	(0.21)		(0.08)	(0.01)		(0.11)	(0.23)	(0.16)
Net Asset Value, End of Period	$9.97		$9.97	$9.98		$9.99	$10.02	$10.01
Total Return(3)	2.10	%(4)	0.67%	(0.03)%		0.80%	2.42%	1.61%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,763,544		$4,451,324	$5,973,299		$9,923,736	$10,784,226	$6,266,177
Ratio of Expenses Before Expense Limitation	0.55	%(5)	0.54%	0.55%		0.56%	0.55%	0.55%
Ratio of Expenses After Expense Limitation	0.35	%(5)	0.31%	0.32%		0.46%	0.49%	0.48%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A		0.46%	0.49%	N/A
Ratio of Net Investment Income	4.21	%(5)	0.70%	0.08%		1.16%	2.29%	1.68%
Portfolio Turnover Rate	N/A(6)		N/A(6)	N/A(6)		N/A(6)	N/A(6)	N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; and (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Certificates of Deposit	$—	$899,146	$—	$899,146
Commercial Paper	—	4,786,424	—	4,786,424
Corporate Bonds	—	145,817	—	145,817
Floating Rate Notes	—	3,998,494	—	3,998,494
Repurchase Agreements	—	1,087,000	—	1,087,000
Total Short-Term Investments	—	10,916,881	—	10,916,881
Total Assets	$—	$10,916,881	$—	$10,916,881

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.40% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2023, approximately $2,622,000 of advisory fees were waived and approximately $23,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

deems such action is appropriate. For the six months ended March 31, 2023, this waiver amounted to approximately $3,443,000.

The Distributor has agreed to reduce its shareholder services fees to enable the Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended March 31, 2023.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible

Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From: Ordinary Income (000)	2021 Distributions Paid From: Ordinary Income (000)
$90,977	$22,531

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,499	$—

At September 30, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $63,983,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2022, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $235,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.4%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
5647583 EXP 05.31.24

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income

Portfolio

Semi-Annual Report

March 31, 2023

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Liquidity Risk Management Program	17
U.S. Customer Privacy Notice	18
Trustees and Officers Information	21

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Municipal Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2023

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Expense Example

Ultra-Short Municipal Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Actual Ending Account Value 3/31/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Municipal Income Portfolio Class IR	$1,000.00	$1,013.80	$1,024.28	$0.65	$0.66	0.13%
Ultra-Short Municipal Income Portfolio Institutional Class	1,000.00	1,013.30	1,023.78	1.15	1.16	0.23
Ultra-Short Municipal Income Portfolio Class A	1,000.00	1,013.30	1,023.78	1.15	1.16	0.23

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182***/365 (to reflect the most recent one-half year period).

**  Annualized.

***  Adjusted to reflect non-business days accruals.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (51.0%)
County of Clark, NV, Nevada Industrial Development Revenue Bonds 3.85%, 12/1/39	$1,100	$1,100
4.05%, 3/1/38	6,500	6,500
County of Liberty, FL, Industrial Development Revenue Bonds Georgia Pacific Corp. Ser 2004 4.15%, 10/1/28	4,500	4,500
County of Perry, MS, Mississippi Pollution Control Refunding Revenue Bonds Leaf River Cellulose, LLC Project Ser 2021 4.02%, 10/1/41	4,000	4,000
Daviess County, KY, Solid Waste Disposal Facilities Revenue Ser 1993-A (AMT) 4.00%, 12/1/23	5,000	5,000
Iowa State Finance Authority, LA, Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2012 3.91%, 12/1/45	3,500	3,500
Solid Waste Facilities Revenue Bonds Mid America Energy Company Project Ser 2016 B (AMT) 4.28%, 12/1/46	3,500	3,500
Ser 2017 (AMT) 4.30%, 12/1/47	3,000	3,000
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004 C 4.20%, 5/1/34	5,000	5,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2011 A-1 3.96%, 10/1/39	6,100	6,100
New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co Ser 2004 Subser C-3 (AMT) 4.00%, 11/1/39	6,000	6,000
Parish of St. James, LA, State of Louisiana Revenue Bonds Nucor Steel Louisiana LLC Project, Gulf Opportunity Zone Bonds Ser 2010B-1 4.40%, 11/1/40	6,000	6,000
RBC Municipal Products Inc Trust, CO, City and County of Denver Airport System — Subordinate Bonds Floater Certificates Ser 2019-G114 4.22%, 12/1/26 (b)	800	800
RBC Municipal Products Inc Trust, MO, Health And Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17 4.01%, 12/1/39 (b)	3,000	3,000
RBC Municipal Products Inc Trust, NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133 1.93%, 5/1/23 (b)	4,000	4,000
	Face Amount (000)	Value (000)
RBC Municipal Products Inc Trust, TX, Various States Certificates E-150 4.00%, 5/1/27 (b)	$4,000	$4,000
E-154 4.07%, 6/1/28 (b)	7,800	7,800
G-121, 4.17%, 6/1/46 (b)	1,400	1,400
G-124, 4.17%, 9/1/43 (b)	1,700	1,700
Utah Water Finance Agency, UT, Ser 2008 B 4.10%, 10/1/37	5,840	5,840
Washington County, NE, Nebraska Industrial Development Revenue Bonds Ser 2010 B 4.00%, 12/1/40	1,500	1,500
Total Weekly Variable Rate Bonds (Cost $84,240)		84,240
Daily Variable Rate Bonds (a) (16.1%)
County of Bay, FL, Florida Industrial Development Revenue Bonds Gulf Power Company Project, Ser 2020 (AMT) 4.10%, 6/1/50	7,400	7,400
County of Meade, KY, Kentucky Industrial Building Revenue Bonds (Nucor Steel Brandenburg Project) (Green Bonds) Ser 2021B-1 4.80%, 8/1/61	900	900
Louisville & Jefferson County, KY Regional Airport UPS Worldwide Forwarding Ser 1999 A (AMT) 3.90%, 1/1/29	6,900	6,900
Lower Neches Valley Authority, TX Industrial Development Corp. Ser M008, Class A 3.75%, 12/1/39	4,500	4,500
RBC Municipal Products Inc Trust, SC, Transportation Infrastructure Bank Ser 2017 A, Floater Certificates Ser 2019-G109 4.17%, 10/1/25 (b)	525	525
West Jefferson, AL, Industrial Development Board Solid Waste Disposal Revenue Alabama Power- Miller Plant Ser 2008 (AMT) 4.05%, 12/1/38	6,400	6,400
Total Daily Variable Rate Bonds (Cost $26,625)		26,625
Floating Rate Notes (a) (10.6%)
Indiana Finance Authority, IN, Economic Development Refunding Revenue Bonds Ser 2010A (AMT) 4.00%, 5/1/34	2,000	2,002
Michigan Finance Authority, MI, Hospital Revenue Bonds Trinity Health Credit Group Ser 2015, 4.82%, 12/1/39	2,000	2,003
Mission Economic Development Corporation, TX, Solid Waste Disposal Revenue Refunding Bonds Republic Services Inc. Ser 2012 3.50%, 1/1/26 (b)	1,000	1,000

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (a) (cont'd)
New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2014 B-1, 4.17%, 4/1/44	$3,000	$3,000
New York State Environmental Facilities Corp., NY, Solid Waste Disposal Refunding Revenue Bonds Waste Management Inc. Project 2012, (AMT) 3.50%, 5/1/30	5,000	4,999
Pennsylvania Economic Development Financing Authority, PA, Solid Waste Disposal Refunding Revenue Bonds Ser 2019A, (AMT) 3.45%, 4/1/34	1,500	1,500
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Ser 2013 (AMT) 3.50%, 12/1/35	3,000	2,999
Total Floating Rate Notes (Cost $17,503)		17,503
Closed-End Investment Companies (a) (9.1%)
Nuveen AMT-Free Municipal Income Fund, NEA 1, Ser 4-4895 4.02%, 9/11/26 (b)	5,000	5,000
Nuveen AMT-Free Municipal Credit Income Fund, OT, MFP Share Ser B 4.42%, 3/1/29 (b)	5,000	5,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 800 Ser E (AMT) 4.42%, 5/1/47 (b)	5,000	5,000
Total Closed-End Investment Companies (Cost $15,000)		15,000
Commercial Paper (c) (6.5%)
Lincoln Nebraska, NE, Electric System Revenue IAM Commercial Paper 3/A2 Ser 1995 2.65%, 4/20/23	3,000	2,998
Omaha Public Power District 3.15%, 4/5/23	1,800	1,800
York Country, SC, National Rural Utilities Financial Corporate Pollution Control Revenue IAM 3/A2 Series 2000 3.00%, 4/3/23	6,000	5,999
Total Commercial Paper (Cost $10,800)		10,797
U.S. Agency Security (4.6%)
Federal Home Loan Bank 4.41%, 4/3/23 (Cost $7,500)	7,500	7,500
Municipal Bonds & Notes (1.5%)
County of Clark, NV, Airport System Junior Subordinate Lien Revenue Notes Ser 2021B 5.00%, 7/1/23 (Cost $2,409)	2,400	2,410
Total Investments (99.4%) (Cost $164,077) (d)		164,075
Other Assets in Excess of Liabilities (0.6%)		974
Net Assets (100.0%)		$165,049

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,000 and the aggregate gross unrealized depreciation is approximately $5,000, resulting in net unrealized depreciation of approximately $2,000.

AMT  Alternative Minimum Tax.

MFP  Municipal Fund Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	51.3%
Daily Variable Rate Bonds	16.2
Floating Rate Notes	10.7
Closed-End Investment Companies	9.1
Commercial Paper	6.6
Other*	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Assets and Liabilities	March 31, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $164,077)	$164,075
Cash	47
Receivable for Fund Shares Sold	610
Interest Receivable	583
Due from Adviser	42
Other Assets	51
Total Assets	165,408
Liabilities:
Payable for Fund Shares Redeemed	253
Dividends Payable	35
Payable for Professional Fees	29
Payable for Administration Fees	12
Payable for Shareholder Services Fees — Institutional Class	1
Payable for Shareholder Services Fees — Class A	7
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Transfer Agency Fees — Institutional Class	—	@
Payable for Transfer Agency Fees — Class A	1
Other Liabilities	19
Total Liabilities	359
Net Assets	$165,049
Net Assets Consist of:
Paid-in-Capital	$165,188
Total Accumulated Loss	(139)
Net Assets	$165,049
CLASS IR:
Net Assets	$79,173
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,918,678
Net Asset Value, Offering and Redemption Price Per Share	$10.00
INSTITUTIONAL CLASS:
Net Assets	$11,158
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,115,591
Net Asset Value, Offering and Redemption Price Per Share	$10.00
CLASS A:
Net Assets	$74,718
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,472,485
Net Asset Value, Offering and Redemption Price Per Share	$10.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Operations	Six Months Ended March 31, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$2,277
Expenses:
Advisory Fees (Note B)	157
Shareholder Services Fees — Institutional Class (Note D)	6
Shareholder Services Fees — Class A (Note D)	66
Administration Fees (Note C)	63
Professional Fees	62
Registration Fees	21
Pricing Fees	7
Shareholder Reporting Fees	6
Custodian Fees (Note F)	4
Transfer Agency Fees — Class IR (Note E)	1
Transfer Agency Fees — Institutional Class (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Trustees' Fees and Expenses	3
Other Expenses	11
Total Expenses	409
Waiver of Advisory Fees (Note B)	(157)
Expenses Reimbursed by Adviser (Note B)	(74)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(1)
Waiver of Shareholder Services Fees — Class A (Note D)	(33)
Net Expenses	143
Net Investment Income	2,134
Change in Unrealized Appreciation (Depreciation):
Investments	14
Net Change in Unrealized Appreciation (Depreciation)	14
Net Increase in Net Assets Resulting from Operations	$2,148

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Ultra-Short Municipal Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2023 (unaudited) (000)	Year Ended September 30, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,134	$751
Net Change in Unrealized Appreciation (Depreciation)	14	(18)
Net Increase in Net Assets Resulting from Operations	2,148	733
Dividends and Distributions to Shareholders:
Class IR	(1,086)	(400)
Institutional Class	(164)	(48)
Class A	(884)	(377)
Total Dividends and Distributions to Shareholders	(2,134)	(825)
Capital Share Transactions:(1)
Class IR:
Subscribed	34,860	53,684
Distributions Reinvested	1,079	390
Redeemed	(28,058)	(49,112)
Institutional Class:
Subscribed	10,000	10,000
Distributions Reinvested	164	47
Redeemed	(9,484)	(4,860)
Class A:
Subscribed	28,897	22,904
Distributions Reinvested	877	369
Redeemed	(21,065)	(47,416)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,270	(13,994)
Total Increase (Decrease) in Net Assets	17,284	(14,086)
Net Assets:
Beginning of Period	147,765	161,851
End of Period	$165,049	$147,765
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	3,486	5,368
Shares Issued on Distributions Reinvested	108	39
Shares Redeemed	(2,806)	(4,911)
Net Increase in Class IR Shares Outstanding	788	496
Institutional Class:
Shares Subscribed	1,000	1,000
Shares Issued on Distributions Reinvested	16	5
Shares Redeemed	(948)	(485)
Net Increase in Institutional Class Shares Outstanding	68	520
Class A:
Shares Subscribed	2,890	2,290
Shares Issued on Distributions Reinvested	88	37
Shares Redeemed	(2,107)	(4,742)
Net Increase (Decrease) in Class A Shares Outstanding	871	(2,415)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class IR
	Six Months Ended March 31, 2023		Year Ended September 30,				Period from December 19, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021	2020	September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00	$10.00	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.14		0.06		0.01	0.09	0.12
Net Realized and Unrealized Gain (Loss)	(0.00	)(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)
Total from Investment Operations	0.14		0.06		0.01	0.09	0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.06)		(0.01)	(0.09)	(0.12)
Net Realized Gain	—		(0.00	)(3)	—	—	—
Total Distributions	(0.14)		(0.06)		(0.01)	(0.09)	(0.12)
Net Asset Value, End of Period	$10.00		$10.00		$10.00	$10.00	$10.00
Total Return(4)	1.38	%(5)	0.61%		0.06%	0.91%	1.19	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$79,173		$71,284		$66,358	$118,335	$67,174
Ratio of Expenses Before Expense Limitation	0.43	%(6)	0.46%		0.40%	0.40%	0.52	%(6)
Ratio of Expenses After Expense Limitation	0.13	%(6)	0.13%		0.13%	0.13%	0.13	%(6)
Ratio of Net Investment Income	2.78	%(6)	0.59%		0.07%	0.78%	1.49	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)	N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2023		Year Ended September 30,					Period from December 19, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021(1)		2020	September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.01		$10.02		$10.00	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.07		0.00	(3)	0.10	0.11
Net Realized and Unrealized Gain (Loss)	0.00	(3)	(0.03)		(0.01)		0.00 (3)	0.00	(3)
Total from Investment Operations	0.13		0.04		(0.01)		0.10	0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.05)		(0.00	)(3)	(0.08)	(0.11)
Net Realized Gain	—		(0.00	)(3)	—		—	—
Total Distributions	(0.13)		(0.05)		(0.00	)(3)	(0.08)	(0.11)
Net Asset Value, End of Period	$10.00		$10.00		$10.01		$10.02	$10.00
Total Return(4)	1.33	%(5)	0.44%		(0.09)%		1.01%	1.11	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,158		$10,477		$5,292		$9,997	$40,250
Ratio of Expenses Before Expense Limitation	0.54	%(6)	0.60%		0.53%		0.49%	0.62	%(6)
Ratio of Expenses After Expense Limitation	0.23	%(6)	0.21%		0.18%		0.23%	0.23	%(6)
Ratio of Net Investment Income (Loss)	2.66	%(6)	0.74%		(0.01)%		1.03%	1.39	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)		N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class A
	Six Months Ended March 31, 2023		Year Ended September 30,					Period from December 19, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020	September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.13		0.04		0.00	(3)	0.07	0.10
Net Realized and Unrealized Gain (Loss)	(0.00	)(3)	0.01		0.00	(3)	0.00 (3)	0.00	(3)
Total from Investment Operations	0.13		0.05		0.00	(3)	0.07	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.05)		(0.00	)(3)	(0.07)	(0.10)
Net Realized Gain	—		(0.00	)(3)	—		—	—
Total Distributions	(0.13)		(0.05)		(0.00	)(3)	(0.07)	(0.10)
Net Asset Value, End of Period	$10.00		$10.00		$10.00		$10.00	$10.00
Total Return(4)	1.33	%(5)	0.53%		0.01%		0.73%	1.04	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$74,718		$66,004		$90,201		$185,866	$132,882
Ratio of Expenses Before Expense Limitation	0.63	%(6)	0.66%		0.60%		0.59%	0.72	%(6)
Ratio of Expenses After Expense Limitation	0.23	%(6)	0.21%		0.19%		0.32%	0.33	%(6)
Ratio of Net Investment Income (Loss)	2.68	%(6)	0.44%		(0.02)%		0.68%	1.30	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)		N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Municipal Income Portfolio. The Fund seeks current income exempt from federal income tax and capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; and (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$84,240	$—	$84,240
Daily Variable Rate Bonds	—	26,625	—	26,625
Floating Rate Notes	—	17,503	—	17,503
Closed-End Investment Companies	—	15,000	—	15,000
Commercial Paper	—	10,797	—	10,797
U.S. Agency Security	—	7,500	—	7,500
Municipal Bonds & Notes	—	2,410	—	2,410
Total Short-Term Investments	—	164,075	—	164,075
Total Assets	$—	$164,075	$—	$164,075

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown.

However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.35% for Institutional Class shares and 0.35% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2023, approximately $157,000 of advisory fees were waived and approximately $76,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Administrator has agreed to reduce its administration fees to enable the Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended March 31, 2023.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2023, this waiver amounted to approximately $33,000.

The Distributor has agreed to reduce its shareholder services fees to enable the Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended March 31, 2023.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2022, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Tax-Exempt Income (000)	Tax-Exempt Income (000)
$133	$692	$82

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2022.

At September 30, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$11	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 98.7%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Notes to Financial Statements (cont'd)

investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2023 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSMISAN
5647596 EXP 05.31.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
May 17, 2023